UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2026

Date of reporting period:	8/31/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM High Yield Fund
Class A:
PBHAX
ANNUAL SHAREHOLDER REPORT – August 31, 2026
This annual shareholder report contains important information about the Class A shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class A	$73	0.72%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the “Index”) during the period: security selection in telecom, electric & water, and retailers & restaurants; industry underweights to technology and property & casualty, and an overweight to metals & mining; and an allocation to the emerging-market high-yield sector.
■
The following strategies detracted from relative performance during the period: security selection in media & entertainment, technology, and automotive; allocations to the U.S. and euro-denominated bank loans sectors, and the U.S. investment-grade corporate sector; an underweight to the U.S. high-yield corporate sector; and an industry overweight to building materials & home construction and underweights to automotive and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions modestly contributed to performance.
MF110EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2016 to August 31, 2026 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	0.46%	2.94%	4.83%
Class A without sales charges	3.83%	3.62%	5.18%
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.40%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	4.90%	4.15%	5.32%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 22,822,915,039
Number of fund holdings	917
Total advisory fees paid for the year	$ 76,379,707
Portfolio turnover rate for the year	47%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	7.7
AA	0.1
A	0.2
BBB	8.0
BB	45.7
B	23.1
CCC	7.1
CC	0.2
D	0.2
Not Rated	7.6
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	A
NASDAQ	PBHAX
CUSIP	74440Y108
MF110EA

PGIM High Yield Fund
Class C:
PRHCX
ANNUAL SHAREHOLDER REPORT – August 31, 2026
This annual shareholder report contains important information about the Class C shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class C	$148	1.46%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the “Index”) during the period: security selection in telecom, electric & water, and retailers & restaurants; industry underweights to technology and property & casualty, and an overweight to metals & mining; and an allocation to the emerging-market high-yield sector.
■
The following strategies detracted from relative performance during the period: security selection in media & entertainment, technology, and automotive; allocations to the U.S. and euro-denominated bank loans sectors, and the U.S. investment-grade corporate sector; an underweight to the U.S. high-yield corporate sector; and an industry overweight to building materials & home construction and underweights to automotive and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions modestly contributed to performance.
MF110EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2016 to August 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	1.88%	2.87%	4.43%
Class C without sales charges	2.85%	2.87%	4.43%
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.40%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	4.90%	4.15%	5.32%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 22,822,915,039
Number of fund holdings	917
Total advisory fees paid for the year	$ 76,379,707
Portfolio turnover rate for the year	47%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	7.7
AA	0.1
A	0.2
BBB	8.0
BB	45.7
B	23.1
CCC	7.1
CC	0.2
D	0.2
Not Rated	7.6
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	C
NASDAQ	PRHCX
CUSIP	74440Y306
MF110EC

PGIM High Yield Fund
Class R:
JDYRX
ANNUAL SHAREHOLDER REPORT – August 31, 2026
This annual shareholder report contains important information about the Class R shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R	$105	1.03%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the “Index”) during the period: security selection in telecom, electric & water, and retailers & restaurants; industry underweights to technology and property & casualty, and an overweight to metals & mining; and an allocation to the emerging-market high-yield sector.
■
The following strategies detracted from relative performance during the period: security selection in media & entertainment, technology, and automotive; allocations to the U.S. and euro-denominated bank loans sectors, and the U.S. investment-grade corporate sector; an underweight to the U.S. high-yield corporate sector; and an industry overweight to building materials & home construction and underweights to automotive and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions modestly contributed to performance.
MF110ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2016 to August 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	3.50%	3.35%	4.87%
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.40%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	4.90%	4.15%	5.32%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 22,822,915,039
Number of fund holdings	917
Total advisory fees paid for the year	$ 76,379,707
Portfolio turnover rate for the year	47%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	7.7
AA	0.1
A	0.2
BBB	8.0
BB	45.7
B	23.1
CCC	7.1
CC	0.2
D	0.2
Not Rated	7.6
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R
NASDAQ	JDYRX
CUSIP	74440Y603
MF110ER

PGIM High Yield Fund
Class Z:
PHYZX
ANNUAL SHAREHOLDER REPORT – August 31, 2026
This annual shareholder report contains important information about the Class Z shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class Z	$50	0.49%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the “Index”) during the period: security selection in telecom, electric & water, and retailers & restaurants; industry underweights to technology and property & casualty, and an overweight to metals & mining; and an allocation to the emerging-market high-yield sector.
■
The following strategies detracted from relative performance during the period: security selection in media & entertainment, technology, and automotive; allocations to the U.S. and euro-denominated bank loans sectors, and the U.S. investment-grade corporate sector; an underweight to the U.S. high-yield corporate sector; and an industry overweight to building materials & home construction and underweights to automotive and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions modestly contributed to performance.
MF110EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2016 to August 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	4.07%	3.87%	5.44%
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.40%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	4.90%	4.15%	5.32%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 22,822,915,039
Number of fund holdings	917
Total advisory fees paid for the year	$ 76,379,707
Portfolio turnover rate for the year	47%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	7.7
AA	0.1
A	0.2
BBB	8.0
BB	45.7
B	23.1
CCC	7.1
CC	0.2
D	0.2
Not Rated	7.6
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	Z
NASDAQ	PHYZX
CUSIP	74440Y801
MF110EZ

PGIM High Yield Fund
Class R2:
PHYEX
ANNUAL SHAREHOLDER REPORT – August 31, 2026
This annual shareholder report contains important information about the Class R2 shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R2	$93	0.91%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the “Index”) during the period: security selection in telecom, electric & water, and retailers & restaurants; industry underweights to technology and property & casualty, and an overweight to metals & mining; and an allocation to the emerging-market high-yield sector.
■
The following strategies detracted from relative performance during the period: security selection in media & entertainment, technology, and automotive; allocations to the U.S. and euro-denominated bank loans sectors, and the U.S. investment-grade corporate sector; an underweight to the U.S. high-yield corporate sector; and an industry overweight to building materials & home construction and underweights to automotive and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions modestly contributed to performance.
MF110ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to August 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	3.64%	3.49%	4.74% (12/27/2017)
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.57%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	4.90%	4.15%	4.99%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class's inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 22,822,915,039
Number of fund holdings	917
Total advisory fees paid for the year	$ 76,379,707
Portfolio turnover rate for the year	47%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	7.7
AA	0.1
A	0.2
BBB	8.0
BB	45.7
B	23.1
CCC	7.1
CC	0.2
D	0.2
Not Rated	7.6
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R2
NASDAQ	PHYEX
CUSIP	74442J604
MF110ER2

PGIM High Yield Fund
Class R4:
PHYGX
ANNUAL SHAREHOLDER REPORT – August 31, 20
26
This annual shareholder report contains important information about the Class R4 shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R4	$67	0.66%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the “Index”) during the period: security selection in telecom, electric & water, and retailers & restaurants; industry underweights to technology and property & casualty, and an overweight to metals & mining; and an allocation to the emerging-market high-yield sector.
■
The following strategies detracted from relative performance during the period: security selection in media & entertainment, technology, and automotive; allocations to the U.S. and euro-denominated bank loans sectors, and the U.S. investment-grade corporate sector; an underweight to the U.S. high-yield corporate sector; and an industry overweight to building materials & home construction and underweights to automotive and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions modestly contributed to performance.
MF110ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to August 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	3.68%	3.71%	4.98% (12/27/2017)
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.57%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	4.90%	4.15%	4.99%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class's inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 22,822,915,039
Number of fund holdings	917
Total advisory fees paid for the year	$ 76,379,707
Portfolio turnover rate for the year	47%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	7.7
AA	0.1
A	0.2
BBB	8.0
BB	45.7
B	23.1
CCC	7.1
CC	0.2
D	0.2
Not Rated	7.6
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R4
NASDAQ	PHYGX
CUSIP	74442J703
MF110ER4

PGIM High Yield Fund
Class R6:
PHYQX
ANNUAL SHAREHOLDER REPORT – August 31, 20
26
This annual shareholder report contains important information about the Class R6 shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R6	$38	0.37%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the “Index”) during the period: security selection in telecom, electric & water, and retailers & restaurants; industry underweights to technology and property & casualty, and an overweight to metals & mining; and an allocation to the emerging-market high-yield sector.
■
The following strategies detracted from relative performance during the period: security selection in media & entertainment, technology, and automotive; allocations to the U.S. and euro-denominated bank loans sectors, and the U.S. investment-grade corporate sector; an underweight to the U.S. high-yield corporate sector; and an industry overweight to building materials & home construction and underweights to automotive and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions modestly contributed to performance.
MF110ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2016 to August 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	4.19%	4.00%	5.55%
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.40%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	4.90%	4.15%	5.32%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 22,822,915,039
Number of fund holdings	917
Total advisory fees paid for the year	$ 76,379,707
Portfolio turnover rate for the year	47%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	7.7
AA	0.1
A	0.2
BBB	8.0
BB	45.7
B	23.1
CCC	7.1
CC	0.2
D	0.2
Not Rated	7.6
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R6
NASDAQ	PHYQX
CUSIP	74440Y884
MF110ER6

PGIM Short Duration High Yield Income Fund
Class A:
HYSAX
ANNUAL SHAREHOLDER REPORT – August 31, 2026
This annual shareholder report contains important information about the Class A shares of PGIM Short Duration High Yield Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class A	$102	1.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index (the “Index”) during the period: security selection in telecom, cable & satellite, and healthcare & pharmaceuticals; and industry underweights to technology and life insurance, and an overweight to transportation & environmental services.
■
The following strategies detracted from relative performance during the period: security selection in paper & packaging, automotive, and building materials & home construction; industry underweights to automotive and upstream energy, and an overweight to cable & satellite; and sector allocations to U.S. and euro-denominated bank loans, and an underweight to U.S. high-yield corporates.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions had a modestly positive impact on performance.
MF216EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2016 to August 31, 2026 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	0.90%	3.79%	4.50%
Class A without sales charges	3.22%	4.26%	4.74%
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.40%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	5.34%	4.89%	5.16%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 5,191,345,896
Number of fund holdings	644
Total advisory fees paid for the year	$ 32,967,240
Portfolio turnover rate for the year	68%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	1.7
AA	0.3
BBB	10.3
BB	54.1
B	25.1
CCC	4.4
D	0.1
Not Rated	3.8
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	A
NASDAQ	HYSAX
CUSIP	74442J109
MF216EA

PGIM Short Duration High Yield Income Fund
Class C:
HYSCX
ANNUAL SHAREHOLDER REPORT – August 31, 2026
This annual shareholder report contains important information about the Class C shares of PGIM Short Duration High Yield Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class C	$177	1.75%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index (the “Index”) during the period: security selection in telecom, cable & satellite, and healthcare & pharmaceuticals; and industry underweights to technology and life insurance, and an overweight to transportation & environmental services.
■
The following strategies detracted from relative performance during the period: security selection in paper & packaging, automotive, and building materials & home construction; industry underweights to automotive and upstream energy, and an overweight to cable & satellite; and sector allocations to U.S. and euro-denominated bank loans, and an underweight to U.S. high-yield corporates.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions had a modestly positive impact on performance.
MF216EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2016 to August 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	1.48%	3.51%	3.97%
Class C without sales charges	2.45%	3.51%	3.97%
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.40%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	5.34%	4.89%	5.16%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 5,191,345,896
Number of fund holdings	644
Total advisory fees paid for the year	$ 32,967,240
Portfolio turnover rate for the year	68%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	1.7
AA	0.3
BBB	10.3
BB	54.1
B	25.1
CCC	4.4
D	0.1
Not Rated	3.8
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	C
NASDAQ	HYSCX
CUSIP	74442J208
MF216EC

PGIM Short Duration High Yield Income Fund
Class Z:
HYSZX
ANNUAL SHAREHOLDER REPORT – August 31, 2026
This annual shareholder report contains important information about the Class Z shares of PGIM Short Duration High Yield Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class Z	$76	0.75%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index (the “Index”) during the period: security selection in telecom, cable & satellite, and healthcare & pharmaceuticals; and industry underweights to technology and life insurance, and an overweight to transportation & environmental services.
■
The following strategies detracted from relative performance during the period: security selection in paper & packaging, automotive, and building materials & home construction; industry underweights to automotive and upstream energy, and an overweight to cable & satellite; and sector allocations to U.S. and euro-denominated bank loans, and an underweight to U.S. high-yield corporates.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions had a modestly positive impact on performance.
MF216EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2016 to August 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	3.60%	4.55%	5.01%
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.40%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	5.34%	4.89%	5.16%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 5,191,345,896
Number of fund holdings	644
Total advisory fees paid for the year	$ 32,967,240
Portfolio turnover rate for the year	68%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	1.7
AA	0.3
BBB	10.3
BB	54.1
B	25.1
CCC	4.4
D	0.1
Not Rated	3.8
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	Z
NASDAQ	HYSZX
CUSIP	74442J307
MF216EZ

PGIM Short Duration High Yield Income Fund
Class R6:
HYSQX
ANNUAL SHAREHOLDER REPORT – August 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Short Duration High Yield Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class R6	$71	0.70%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index (the “Index”) during the period: security selection in telecom, cable & satellite, and healthcare & pharmaceuticals; and industry underweights to technology and life insurance, and an overweight to transportation & environmental services.
■
The following strategies detracted from relative performance during the period: security selection in paper & packaging, automotive, and building materials & home construction; industry underweights to automotive and upstream energy, and an overweight to cable & satellite; and sector allocations to U.S. and euro-denominated bank loans, and an underweight to U.S. high-yield corporates.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions had a modestly positive impact on performance.
MF216ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2016 to August 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	3.53%	4.60%	5.07%
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.40%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	5.34%	4.89%	5.16%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 5,191,345,896
Number of fund holdings	644
Total advisory fees paid for the year	$ 32,967,240
Portfolio turnover rate for the year	68%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	1.7
AA	0.3
BBB	10.3
BB	54.1
B	25.1
CCC	4.4
D	0.1
Not Rated	3.8
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	R6
NASDAQ	HYSQX
CUSIP	74442J406
MF216ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, a member of the Board’s Audit Committee, is an “audit committee financial expert” and is “independent” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended August 31, 2026 and August 31, 2025, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $103,740 and $99,751, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended August 31, 2026 and August 31, 2025: none.

(c)	Tax Fees

For the fiscal years ended August 31, 2026 and August 31, 2025: none.

(d)	All Other Fees

For the fiscal years ended August 31, 2026 and August 31, 2025: none.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e)  (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended August 31, 2026	Fiscal Year Ended August 31, 2025
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended August 31, 2026 and August 31, 2025 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7	– 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15

PGIM High Yield Fund

PGIM Short Duration High Yield Income Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

AUGUST 31, 2026

Table of Contents	Financial Statements and Other Information	August 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM High Yield Fund	2
PGIM Short Duration High Yield Income Fund	51
Notes to Financial Statements	90

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

BNY—Bank of New York Mellon

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

CVR—Contingent Value Rights

DAC—Designated Activity Company

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

JPS—J.P. Morgan Securities LLC

LP—Limited Partnership

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

PGIM High Yield Fund

Schedule of Investments

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.4%

ASSET-BACKED SECURITIES 0.2%

Collateralized Loan Obligations

Saratoga Investment Corp. CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.029%(c)	04/20/33	9,108	$9,110,808
Sculptor CLO Ltd. (Cayman Islands),
Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.789(c)	01/20/35	20,000	20,013,784
Sound Point CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.110(c)	10/26/31	4,571	4,571,653

TOTAL ASSET-BACKED SECURITIES (cost $33,679,553)				33,696,245

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.2%
BX Trust,
Series 2019-OC11, Class E, 144A	4.075(cc)	12/09/41	37,328	33,758,779
SLG Office Trust,
Series 2026-OMA, Class E, 144A	7.188(cc)	04/15/41	21,500	21,460,481

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $55,741,015)				55,219,260

CORPORATE BONDS 77.2%

Advertising 0.5%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A	7.500	06/01/29	22,300	22,300,000
Gtd. Notes, 144A	7.750	04/15/28	7,075	7,075,000
Sr. Sec’d. Notes, 144A(a)	7.125	02/15/31	10,550	10,867,439
Sr. Sec’d. Notes, 144A	7.500	03/15/33	8,588	9,045,346
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A(a)	9.290	04/15/29	41,640	42,663,239
Sr. Sec’d. Notes, 144A	9.500	02/15/33	12,265	12,588,815

				104,539,839

Aerospace & Defense 1.2%
ATI, Inc.,
Sr. Unsec’d. Notes	5.875	06/15/33	2,595	2,620,822
Sr. Unsec’d. Notes(a)	7.250	08/15/30	7,760	8,044,339
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	5.875	01/15/35	15,630	15,490,421
Sr. Unsec’d. Notes, 144A(a)	6.750	06/15/33	25,440	26,247,938
Sr. Unsec’d. Notes, 144A(a)	7.000	06/01/32	24,103	24,933,047
Sr. Unsec’d. Notes, 144A(a)	7.250	07/01/31	18,315	19,149,126
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	18,020	19,781,231
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	29,689	31,283,645
TransDigm, Inc.,
Gtd. Notes(a)	4.625	01/15/29	10,830	10,637,169
Gtd. Notes, 144A(a)	6.125	07/31/34	8,260	8,168,381
Gtd. Notes, 144A	6.375	05/31/33	43,065	43,202,546
Sr. Sec’d. Notes, 144A	6.000	01/15/33	13,660	13,673,541
Sr. Sec’d. Notes, 144A	6.375	03/01/29	34,125	34,618,634
Sr. Sec’d. Notes, 144A	6.625	03/01/32	4,200	4,287,724
Sr. Sec’d. Notes, 144A	6.750	08/15/28	10,000	10,078,236

				272,216,800

Airlines 1.0%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	17,195	17,367,286

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.750%	04/20/29	47,845	$47,788,907
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	24,905	24,610,243
Gtd. Notes(a)	5.375	03/01/31	15,925	15,782,115
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.625	04/15/29	19,924	19,629,024
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	26,060	25,169,007
Sr. Unsec’d. Notes, 144A	8.750	01/15/32	21,857	22,181,160
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	57,474	58,648,580

				231,176,322

Apparel 0.3%
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	19,960	19,084,719
Wolverine World Wide, Inc.,
Gtd. Notes, 144A(a)	4.000	08/15/29	63,464	60,379,320

				79,464,039

Auto Manufacturers 1.0%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	3,825	3,345,240
Sr. Unsec’d. Notes	4.750	01/15/43	10,512	8,122,094
Sr. Unsec’d. Notes	7.400	11/01/46	24,152	24,682,247
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	5.800	03/08/29	12,500	12,603,575
Sr. Unsec’d. Notes	5.875	11/07/29	5,125	5,172,327
Sr. Unsec’d. Notes	6.800	05/12/28	3,853	3,949,352
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A(a)	8.750	12/15/31	13,434	13,872,665
New Flyer Holdings, Inc. (Canada),
Sec’d. Notes, 144A	9.250	07/01/30	23,595	25,302,937
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN(a)	5.625	09/29/28	18,230	18,153,621
Sr. Unsec’d. Notes, 144A, MTN(a)	6.125	09/30/30	17,180	16,878,621
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	4.345	09/17/27	10,111	10,005,516
Sr. Unsec’d. Notes, 144A(a)	7.500	07/17/30	25,024	25,699,340
Sr. Unsec’d. Notes, 144A	7.750	07/17/32	35,430	36,756,166
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	44,041	34,425,015

				238,968,716

Auto Parts & Equipment 1.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A(a)	7.750	10/15/33	23,140	23,240,002
Sr. Sec’d. Notes, 144A(a)	6.375	10/15/32	16,859	16,871,069
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	18,490	18,833,113
Sr. Sec’d. Notes, 144A	6.750	05/15/28	2,473	2,508,624
Sr. Sec’d. Notes, 144A	6.750	02/15/30	8,485	8,727,346
Cyprium Corp./Cyprium Holdings Luxembourg Sarl,
Gtd. Notes, 144A(a)	6.125	04/15/31	13,210	13,215,882
Gtd. Notes, 144A(a)	6.375	04/15/34	24,195	23,988,352

See Notes to Financial Statements.

PGIM High Yield Fund 3

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
Dorman Products, Inc.,
Gtd. Notes, 144A	6.250%	06/15/34	8,720	$8,807,139
Goodyear Tire & Rubber Co. (The),
Gtd. Notes(a)	5.250	04/30/31	5,450	4,893,965
Gtd. Notes(a)	5.625	04/30/33	1,175	1,021,040
Sr. Unsec’d. Notes	8.875	07/15/32	12,590	12,841,675
Phinia, Inc.,
Gtd. Notes, 144A	6.625	10/15/32	781	794,573
Sr. Sec’d. Notes, 144A	6.750	04/15/29	13,240	13,510,603
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.000	11/17/28	32,943	33,052,337
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	27,307	27,278,763
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A(a)	7.500	03/24/31	9,635	9,879,123

				219,463,606

Banks 0.8%
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	17,693	17,707,710
Jr. Sub. Notes(a)	6.625(ff)	05/01/30(oo)	5,125	5,251,605
Citigroup, Inc., Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	2,615	2,645,737
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	13,910	13,953,181
Jr. Sub. Notes, Series FF(a)	6.950(ff)	02/15/30(oo)	6,710	6,786,446
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	22,742	23,041,203
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	30,039	30,058,709
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	31,500	33,589,224
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series AA	6.500(ff)	08/10/31(oo)	15,750	15,616,110
Jr. Sub. Notes, Series Z	6.850(ff)	02/10/30(oo)	11,305	11,573,318
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198(ff)	06/01/32	14,507	13,579,472
Wells Fargo & Co.,
Jr. Sub. Notes, Series GG	6.125(ff)	06/15/31(oo)	3,350	3,319,791

				177,122,506

Biotechnology 0.1%
BioMarin Pharmaceutical, Inc.,
Gtd. Notes, 144A	5.500	02/15/34	12,945	12,649,821

Building Materials 1.2%
Builders FirstSource, Inc.,
Gtd. Notes, 144A(a)	5.000	03/01/30	5,785	5,640,705
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A(x)	8.750	08/01/28	21,845	11,366,838
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A(x)	6.125	01/15/29	35,507	3,410,129
CP Atlas Buyer, Inc.,
Sr. Sec’d. Notes, 144A(x)	9.750	07/15/30	7,465	6,561,049
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	16,195	16,204,298
Gtd. Notes, 144A	6.250	10/01/34	15,930	15,999,061
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A(a)	6.750	04/01/32	6,417	6,358,950

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A	5.500%	02/01/30	9,415	$8,871,816
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	44,160	44,682,876
Sr. Unsec’d. Notes, 144A(a)	6.750	03/01/33	7,051	7,154,757
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	27,548	27,559,951
Sr. Sec’d. Notes, 144A	8.875	11/15/31	18,910	19,815,091
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	08/01/33	8,858	8,795,682
Sr. Unsec’d. Notes, 144A	6.500	08/15/32	13,375	13,453,350
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	8,719	7,875,857
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	47,823	45,463,597
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28	13,783	13,737,851

				262,951,858

Chemicals 2.0%
ARC Falcon I, Inc./Arclin USA LLC/New Arclin US Holding Corp.,
Sr. Sec’d. Notes, 144A	9.750	03/01/33	66,755	67,094,797
Ashland, Inc.,
Sr. Unsec’d. Notes(a)	6.875	05/15/43	36,370	37,135,566
Sr. Unsec’d. Notes, 144A(a)	3.375	09/01/31	5,380	4,967,201
Chemours Co. (The),
Gtd. Notes, 144A(a)	7.875	03/15/34	17,380	16,994,363
Cornerstone Chemical Co. LLC,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%(x)	10.000	05/07/29	25,138	21,367,063
Methanex US Operations, Inc.,
Gtd. Notes, 144A(a)	6.250	03/15/32	11,258	11,400,905
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.250	05/15/29	24,139	23,493,682
Sr. Unsec’d. Notes, 144A	7.000	12/01/31	24,043	25,149,469
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	53,669	52,291,713
Sr. Sec’d. Notes, 144A	6.750	08/01/32	34,906	34,379,606
Sr. Sec’d. Notes, 144A(a)	7.250	06/15/31	34,465	35,038,716
Sr. Sec’d. Notes, 144A(a)	7.250	02/15/33	25,588	25,600,575
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	43,401	43,025,244
Perimeter Holdings LLC,
Sr. Sec’d. Notes, 144A	5.000	10/30/29	24,130	23,590,893
Sr. Sec’d. Notes, 144A(a)	6.250	01/15/34	18,385	18,180,374
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	4,630	4,665,214
Sr. Sec’d. Notes, 144A	5.750	08/15/32	5,880	5,854,827
SCIH Salt Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.625	08/15/31	6,260	6,323,441
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/30/33	10,020	9,838,805

				466,392,454

Coal 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	29,262	24,958,386

Commercial Services 3.9%
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/31	67,254	69,924,201

See Notes to Financial Statements.

PGIM High Yield Fund 5

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875%	06/15/30	29,090	$29,766,220
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	9,951	9,934,991
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	54,680	53,887,841
Sr. Sec’d. Notes, 144A	4.625	06/01/28	38,929	38,300,771
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	38,902	37,676,589
Gtd. Notes, 144A	6.500	01/15/31	70	70,791
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28	28,975	28,629,405
Gtd. Notes, 144A(a)	5.375	03/01/29	475	467,089
Gtd. Notes, 144A(a)	5.750	07/15/27	3,843	3,836,830
Gtd. Notes, 144A	5.750	07/15/27	289	288,989
Block, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	08/15/30	39,552	39,594,879
Sr. Unsec’d. Notes, 144A	6.000	08/15/33	11,620	11,602,838
Carrix, Inc.,
Sr. Sec’d. Notes, 144A	6.125	08/01/33	15,535	15,527,301
Clarivate Science Holdings Corp.,
Sr. Sec’d. Notes, 144A	3.875	07/01/28	750	729,158
CompoSecure Holdings LLC,
Sr. Sec’d. Notes, 144A(a)	5.625	02/01/33	11,370	11,012,732
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	25,422	26,289,251
Herc Holdings, Inc.,
Gtd. Notes, 144A(a)	5.750	03/15/31	15,450	15,394,851
Gtd. Notes, 144A(a)	6.000	03/15/34	15,385	15,170,013
Gtd. Notes, 144A(a)	6.625	06/15/29	25,160	25,661,779
Gtd. Notes, 144A	7.000	06/15/30	33,213	34,371,977
Gtd. Notes, 144A(a)	7.250	06/15/33	16,100	16,657,308
Hertz Corp. (The),
Sr. Sec’d. Notes, 144A(a)	12.625	07/15/29	6,565	4,451,122
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	68,703	67,983,920
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	27,766	27,638,896
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30	24,185	22,429,577
Sr. Unsec’d. Notes(a)	5.125	06/01/29	10,129	10,075,995
Sr. Unsec’d. Notes	5.750	10/15/32	850	849,323
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A(a)	6.750	08/15/32	36,380	35,944,760
Synergy Infrastructure Holdings LLC,
Sec’d. Notes, 144A(a)	7.000	07/15/34	4,720	4,804,696
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	27,605	25,316,473
Gtd. Notes	3.875	02/15/31	47,880	44,869,461
Gtd. Notes(a)	4.000	07/15/30	2,906	2,768,907
Gtd. Notes	4.875	01/15/28	80,339	80,040,449
Gtd. Notes, 144A	5.375	11/15/33	16,463	16,040,676
Sec’d. Notes	3.875	11/15/27	5,900	5,836,615
Valvoline, Inc.,
Gtd. Notes, 144A	6.125	08/15/34	13,910	13,882,179
Sr. Unsec’d. Notes, 144A(a)	3.625	06/15/31	9,560	8,766,903
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.500	08/15/30	20,896	21,498,753

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625%	06/15/29	3,575	$3,635,111
Sr. Sec’d. Notes, 144A	6.625	04/15/30	6,309	6,447,604

				888,077,224

Computers 0.8%
Crowdstrike Holdings, Inc.,
Gtd. Notes	3.000	02/15/29	20,701	19,713,793
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.500	06/01/31	29,085	29,742,286
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	76,676	69,484,929
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	13,880	14,689,179
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	17,670	17,368,004
Gtd. Notes, 144A	5.125	04/15/29	18,659	18,208,906
Seagate Data Storage Technology Pte Ltd.,
Gtd. Notes	5.875	07/15/30	10,330	10,495,156

				179,702,253

Cosmetics/Personal Care 0.0%
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	10,395	9,739,685

Distribution/Wholesale 0.3%
Core & Main LP,
Gtd. Notes, 144A	6.000	07/01/34	2,495	2,489,173
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A	8.000	06/01/29	16,200	16,218,471
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A	10.500	11/30/30	28,768	30,054,715
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A	8.500	06/15/30	24,762	25,840,108

				74,602,467

Diversified Financial Services 4.9%
Azorra Finance Ltd.,
Gtd. Notes, 144A	6.250	02/15/34	19,442	19,229,102
Gtd. Notes, 144A(a)	7.250	01/15/31	14,672	15,187,975
Gtd. Notes, 144A	7.750	04/15/30	28,030	29,095,896
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	6.750	05/15/31	7,330	7,486,897
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series L	6.100(ff)	06/01/31(oo)	4,730	4,668,540
CrossCountry Intermediate HoldCo LLC,
Gtd. Notes, 144A	7.750	08/15/31	11,020	11,030,074
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/31	21,115	21,197,341
Sr. Sec’d. Notes, 144A	6.625	06/01/32	16,370	16,411,313
Sr. Sec’d. Notes, 144A(a)	8.500	05/15/30	16,410	17,399,118
Focus Financial Partners LLC,
Sr. Sec’d. Notes, 144A	7.250	09/15/31	1,455	1,471,084
Freedom Funding Center LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 12.000% or PIK 13.000%	12.000	10/01/37	11,949	12,300,525

See Notes to Financial Statements.

PGIM High Yield Fund 7

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875%	05/01/31	58,638	$56,224,718
Sr. Unsec’d. Notes, 144A	8.000	02/01/32	10,050	9,934,608
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	6,315	6,517,913
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	19,777	20,430,918
GGAM Finance Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	8,244	8,275,521
Sr. Unsec’d. Notes, 144A(a)	8.000	06/15/28	30,020	31,077,529
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	7,395	6,711,944
Gtd. Notes, 144A	6.875	02/15/31	6,127	5,472,820
Gtd. Notes, 144A	9.250	12/01/28	935	937,906
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	18,242	16,908,716
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	6,230	5,965,617
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	10,117	10,004,869
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	17,850	17,291,061
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	6,949	5,579,282
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	5,885	6,041,843
Sr. Unsec’d. Notes, 144A(a)	6.500	03/26/31	14,787	15,330,007
Navient Corp.,
Sr. Unsec’d. Notes(a)	4.875	03/15/28	48,625	48,026,332
Sr. Unsec’d. Notes	5.000	03/15/27	46,200	46,043,731
Nomura Holdings, Inc. (Japan),
Jr. Sub. Notes	7.000(ff)	07/15/30(oo)	7,190	7,280,874
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	17,725	17,605,015
Gtd. Notes(a)	3.875	09/15/28	31,287	30,313,000
Gtd. Notes(a)	4.000	09/15/30	20,712	19,111,360
Gtd. Notes(a)	5.375	11/15/29	29,270	28,835,647
Gtd. Notes	6.125	05/15/30	2,087	2,077,938
Gtd. Notes(a)	6.500	03/15/33	2,635	2,578,143
Gtd. Notes	6.625	01/15/28	3,159	3,188,096
Gtd. Notes(a)	6.625	05/15/29	31,150	31,595,759
Gtd. Notes(a)	6.750	03/15/32	36,762	36,839,666
Gtd. Notes(a)	6.750	09/15/33	19,869	19,581,559
Gtd. Notes(a)	7.125	09/15/32	7,165	7,270,051
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	50,731	48,403,284
Gtd. Notes, 144A	5.750	09/15/31	15,314	14,312,942
Gtd. Notes, 144A	6.750	02/15/34	11,025	10,213,297
Gtd. Notes, 144A	6.875	05/15/32	47,516	45,742,107
Gtd. Notes, 144A	7.125	11/15/30	19,075	19,162,046
Gtd. Notes, 144A	7.875	12/15/29	7,000	7,224,642
PHH Escrow Issuer LLC/PHH Corp.,
Gtd. Notes, 144A	9.875	11/01/29	5,074	5,011,181
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	12,170	12,329,363
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	99,517	100,851,891
Gtd. Notes, 144A	6.125	08/01/31	10,070	10,194,909
Gtd. Notes, 144A	6.500	08/01/29	13,422	13,647,785
Gtd. Notes, 144A(a)	7.125	02/01/32	6,000	6,196,514
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	3.625	03/01/29	25,171	24,249,774
Gtd. Notes, 144A	3.875	03/01/31	80,288	74,832,588
Gtd. Notes, 144A(a)	4.000	10/15/33	24,695	22,114,585

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
UWM Holdings LLC,
Gtd. Notes, 144A(a)	6.250%	03/15/31	12,211	$10,903,229
Gtd. Notes, 144A	6.625	02/01/30	13,508	12,638,054

				1,116,558,499

Electric 4.1%
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes	4.625	02/01/29	43,590	43,132,630
Sr. Unsec’d. Notes	5.000	02/01/31	60,381	59,809,659
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%	13.000	06/01/28	7,160	6,891,712
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	37,022	37,030,401
Gtd. Notes, 144A	3.375	02/15/29	64,170	61,123,097
Gtd. Notes, 144A	3.625	02/15/31	52,353	48,223,241
Gtd. Notes, 144A	3.875	02/15/32	22,878	20,936,592
Gtd. Notes, 144A	5.250	06/15/29	21,626	21,468,376
Gtd. Notes, 144A	5.750	07/15/29	9,748	9,729,013
Gtd. Notes, 144A(a)	5.875	05/15/34	11,340	11,046,597
Gtd. Notes, 144A	6.125	05/15/36	17,690	17,334,093
Gtd. Notes, 144A(a)	6.250	11/01/34	1,300	1,294,425
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	61,230	65,017,136
Sr. Sec’d. Notes, 144A	2.450	12/02/27	12,900	12,527,900
Sr. Unsec’d. Notes, 144A(a)	5.750	01/15/34	21,123	20,555,614
Sr. Unsec’d. Notes, 144A	6.000	01/15/36	16,900	16,427,021
PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55	14,283	14,355,516
Sr. Sec’d. Notes	5.000	07/01/28	35,864	35,327,704
Talen Energy Supply LLC, Gtd. Notes, 144A(a)	6.250	02/01/34	7,557	7,414,896
Gtd. Notes, 144A(a)	6.375	05/01/33	47,407	46,800,096
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	73,878	74,244,760
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	54,669	54,828,078
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	35,157	37,441,575
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	33,316	32,583,828
Gtd. Notes, 144A	5.000	07/31/27	122,462	122,400,948
Gtd. Notes, 144A	7.750	10/15/31	4,950	5,154,984
VoltaGrid LLC,
Sec’d. Notes, 144A	7.375	11/01/30	51,035	51,333,899

				934,433,791

Electrical Components & Equipment 0.5%
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.375	03/31/29	8,072	7,827,185
Gtd. Notes, 144A(a)	4.750	06/15/28	1,425	1,409,166
Gtd. Notes, 144A(a)	6.000	09/15/33	59,266	56,782,670
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31	7,105	7,005,255
Gtd. Notes, 144A	5.500	04/15/34	5,400	5,268,354
Gtd. Notes, 144A	6.375	03/15/29	10,720	10,894,844
Gtd. Notes, 144A	6.375	03/15/33	8,060	8,186,696
Gtd. Notes, 144A	6.625	03/15/32	11,180	11,450,811

				108,824,981

See Notes to Financial Statements.

PGIM High Yield Fund 9

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics 0.1%
Coherent Corp.,
Gtd. Notes, 144A	5.000%	12/15/29	6,090	$6,010,678
Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.000	04/15/29	2,683	2,603,325
Sensata Technologies, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	8,175	7,626,427

				16,240,430

Engineering & Construction 0.1%
AECOM,
Gtd. Notes, 144A(a)	6.000	08/01/33	4,748	4,731,186
Brundage-Bone Concrete Pumping Holdings, Inc.,
Sr. Sec’d. Notes, 144A	7.500	02/01/32	7,540	7,744,346
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.750	01/15/34	17,465	17,698,552

				30,174,084

Entertainment 2.5%
Brightstar Lottery PLC/Brightstar Global Solutions Corp. (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	5.750	01/15/33	18,610	18,094,647
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29	102,987	98,841,898
Sr. Sec’d. Notes, 144A(a)	6.500	02/15/32	2,369	2,289,814
Sr. Sec’d. Notes, 144A	7.000	02/15/30	46,276	46,543,465
Cavalier Acquisition Corp.,
Sr. Sec’d. Notes, 144A	8.250	08/15/33	6,360	6,518,062
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A(a)	5.750	04/01/30	10,637	10,642,291
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	16,535	16,333,964
Light & Wonder International, Inc.,
Gtd. Notes, 144A(a)	6.250	10/01/33	15,410	15,367,788
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	56,254	54,953,095
Penn Entertainment, Inc.,
Gtd. Notes, 144A(a)	6.750	04/01/31	17,050	17,106,056
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29	13,575	13,010,352
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	17,624	17,649,754
Pioneer Opco LLC,
Sr. Sec’d. Notes, 144A	7.000	05/15/33	10,260	10,443,212
Rivers Enterprise Borrower LLC,
Sr. Sec’d. Notes, 144A	6.250	10/15/30	22,160	22,447,763
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	02/01/33	37,015	37,541,256
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	03/01/30	28,660	18,856,464
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A(a)	9.250	07/01/32	73,910	79,133,464
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	39,911	39,703,546
Gtd. Notes, 144A(a)	6.250	03/15/33	17,519	17,508,449
Gtd. Notes, 144A(a)	7.125	02/15/31	17,165	18,041,234

				561,026,574

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Environmental Control 1.1%
Clean Harbors, Inc.,
Gtd. Notes, 144A	5.750%	10/15/33		10,655	$10,644,931
GFL Environmental Holdings US, Inc.,
Gtd. Notes, 144A	5.500	02/01/34		15,835	14,853,452
Gtd. Notes, 144A	5.625	07/01/31		27,515	26,862,121
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28		24,741	24,248,947
Gtd. Notes, 144A	4.375	08/15/29		44,827	43,325,658
Gtd. Notes, 144A	4.750	06/15/29		17,715	17,310,392
Gtd. Notes, 144A(a)	6.750	01/15/31		3,435	3,492,144
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A	4.125	06/30/28		2,351	2,316,255
Sr. Unsec’d. Notes, 144A(a)	5.875	06/30/29		25,544	25,498,857
Reworld Holding Corp.,
Gtd. Notes, 144A(a)	4.875	12/01/29		54,501	52,486,334
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A	7.000	02/01/33		16,600	16,964,124
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A(a)	6.625	04/01/32		6,185	6,239,491

					244,242,706

Foods 0.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		18,128	17,223,224
Gtd. Notes, 144A	5.500	03/31/31		8,060	7,810,433
Gtd. Notes, 144A	5.625	03/31/32		29,165	28,069,751
Gtd. Notes, 144A(a)	5.750	03/31/34		17,699	16,642,939
B&G Foods, Inc.,
Gtd. Notes, 144A	11.000	06/15/31		24,995	21,778,399
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes(a)	8.000	07/01/31	EUR	13,465	15,442,213
Sr. Sec’d. Notes	8.125	05/14/30	GBP	14,002	18,213,802
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		2,296	2,201,083
Gtd. Notes, 144A	4.375	01/31/32		14,260	13,411,570
Post Holdings, Inc.,
Gtd. Notes, 144A	4.500	09/15/31		27,516	25,594,317
Gtd. Notes, 144A(a)	4.625	04/15/30		21,176	20,409,774
Gtd. Notes, 144A	6.250	10/15/34		5,615	5,415,216
Gtd. Notes, 144A	6.500	03/15/36		22,960	22,250,118

					214,462,839

Forest Products & Paper 0.1%
Magnera Corp.,
Sr. Sec’d. Notes, 144A(a)	7.250	11/15/31		27,845	27,360,444

Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes, 144A(a)	6.875	06/01/31		18,460	18,444,825
Sr. Unsec’d. Notes, 144A	9.500	06/01/30		12,965	13,775,086

					32,219,911

Healthcare-Services 4.5%
Centene Corp.,
Sr. Unsec’d. Notes	2.500	03/01/31		56,895	49,686,427
Sr. Unsec’d. Notes	2.625	08/01/31		48,119	41,877,800

See Notes to Financial Statements.

PGIM High Yield Fund 11

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Centene Corp., (cont’d.)
Sr. Unsec’d. Notes	3.000%	10/15/30	34,379	$31,043,858
Sr. Unsec’d. Notes	3.375	02/15/30	22,075	20,517,814
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.750	02/15/31	5,282	4,812,091
Sr. Sec’d. Notes, 144A	5.250	05/15/30	30,250	28,220,368
Sr. Sec’d. Notes, 144A(a)	6.000	01/15/29	22,876	22,605,279
Sr. Sec’d. Notes, 144A(a)	9.750	01/15/34	36,105	36,856,367
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	114,360	105,656,425
Gtd. Notes, 144A	4.625	06/01/30	120,380	116,086,962
HCA, Inc.,
Gtd. Notes	7.500	11/06/33	11,800	13,149,165
Gtd. Notes, MTN	7.750	07/15/36	25,990	28,855,796
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	88,365	85,407,873
Sr. Sec’d. Notes, 144A(a)	7.000	05/01/34	37,115	34,888,837
Sr. Sec’d. Notes, 144A	8.375	02/15/32	18,156	18,372,612
Sr. Sec’d. Notes, 144A	9.875	08/15/30	23,275	24,496,826
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	39,700	34,043,059
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	16,870	16,700,200
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29	53,922	55,911,116
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	86,878	84,633,664
Sr. Sec’d. Notes	4.375	01/15/30	131,117	127,019,328
Sr. Sec’d. Notes	4.625	06/15/28	2,418	2,399,825
Sr. Sec’d. Notes, 144A	5.500	11/15/32	10,995	10,859,573
Sr. Unsec’d. Notes(a)	6.875	11/15/31	39,652	42,146,500

				1,036,247,765

Holding Companies-Diversified 0.3%
Clue OpCo LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	68,081	69,195,322

Home Builders 3.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	31,022	30,057,958
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	22,813	21,780,386
Sr. Unsec’d. Notes, 144A	6.875	08/01/33	24,485	24,576,160
Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29	69,818	70,868,384
Gtd. Notes, 144A	8.000	01/15/32	10,890	11,148,694
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	76,401	72,052,419
Gtd. Notes, 144A	6.250	09/15/27	16,193	16,185,472
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	21,994	21,099,841
Dream Finders Homes, Inc.,
Gtd. Notes, 144A(a)	6.875	09/15/30	11,290	11,060,076
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	26,262	27,040,935
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	41,915	41,604,583
Gtd. Notes, 144A	6.500	03/15/33	34,495	34,671,048
KB Home,
Gtd. Notes(a)	4.000	06/15/31	19,356	18,000,901
Gtd. Notes	4.800	11/15/29	29,269	28,691,136

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
KB Home, (cont’d.)
Gtd. Notes	6.875%	06/15/27	12,836	$12,912,312
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	5,017	4,788,727
Gtd. Notes	4.950	02/01/28	28,261	28,130,048
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	67,135	64,591,947
Sr. Unsec’d. Notes, 144A(a)	6.000	12/15/33	24,470	23,709,325
Risewell Homes, Inc.,
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	14,140	14,388,562
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	15,005	15,393,494
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	53,235	52,795,918
Sr. Unsec’d. Notes	4.750	04/01/29	19,834	19,441,992
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	23,077	23,935,469
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A(a)	5.125	08/01/30	6,139	6,128,812
Gtd. Notes, 144A	5.750	01/15/28	13,944	14,072,310
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	6,603	6,600,712
Gtd. Notes	5.700	06/15/28	32,042	32,074,486

				747,802,107

Home Furnishings 0.4%
Whirlpool Corp.,
Sr. Sec’d. Notes, 144A	7.500	07/01/31	3,560	3,572,668
Sr. Sec’d. Notes, 144A(a)	7.875	07/01/34	5,310	5,209,421
Sr. Unsec’d. Notes	6.125	06/15/30	8,770	8,238,232
Sr. Unsec’d. Notes(a)	6.500	06/15/33	82,285	71,095,592

				88,115,913

Household Products/Wares 0.2%
ACCO Brands Corp.,
Gtd. Notes, 144A(a)	4.250	03/15/29	44,469	41,858,464
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	10.750	06/30/32	21,674	8,648,841
Spectrum Brands, Inc.,
Gtd. Notes, 144A(a)	3.875	03/15/31	5,740	4,997,548

				55,504,853

Housewares 0.6%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	5,400	5,475,966
Sr. Unsec’d. Notes(a)	6.625	05/15/32	15,474	15,825,125
Sr. Unsec’d. Notes	7.500	04/01/46	15,750	14,687,082
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	7,195	7,502,170
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.000	04/01/31	54,618	50,856,737
Gtd. Notes(a)	4.375	02/01/32	35,525	33,046,594
SWF Holdings I Corp.,
Sec’d. Notes, 144A	6.500	10/06/29	70,744	9,617,410

				137,011,084

See Notes to Financial Statements.

PGIM High Yield Fund 13

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance 1.0%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.500%	11/06/30	11,899	$10,950,288
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	37,978	34,689,696
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	13,234	11,994,554
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.875	06/30/29	15,016	14,588,948
Asurion LLC/Asurion Co-Issuer, Inc.,
Sec’d. Notes, 144A	8.375	02/01/34	76,060	68,561,592
Sr. Sec’d. Notes, 144A	8.000	12/31/32	37,544	37,353,209
Broadstreet Partners Group LLC,
Sr. Unsec’d. Notes, 144A	5.875	04/15/29	16,922	16,632,519
HUB International Ltd.,
Sr. Sec’d. Notes, 144A	7.250	06/15/30	2,525	2,600,003
Sr. Unsec’d. Notes, 144A	5.625	12/01/29	16,947	16,885,803
Sr. Unsec’d. Notes, 144A	7.375	01/31/32	4,075	4,182,001

				218,438,613

Internet 0.7%
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A	4.250	06/01/28	16,700	16,335,263
Sr. Sec’d. Notes, 144A(a)	9.000	08/15/31	17,310	18,067,737
Gen Digital, Inc.,
Gtd. Notes, 144A(a)	6.250	04/01/33	16,680	16,679,606
Gtd. Notes, 144A	6.750	09/30/27	29,845	29,926,367
Gtd. Notes, 144A(a)	7.125	09/30/30	22,500	22,893,724
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	21,187	20,087,452
ION Platform Finance US, Inc./ION Platform Finance Sarl,
Sr. Sec’d. Notes, 144A	4.625	05/01/28	9,420	8,720,801
Sr. Sec’d. Notes, 144A	5.000	05/01/28	13,529	12,665,507
Snap, Inc.,
Gtd. Notes, 144A	6.875	03/01/33	4,450	4,360,384
Gtd. Notes, 144A(a)	6.875	03/15/34	8,220	7,994,863

				157,731,704

Investment Companies 0.1%
FS KKR Capital Corp.,
Sr. Unsec’d. Notes(a)	7.500	08/01/31	11,680	11,894,899

Iron/Steel 1.3%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875	07/15/32	10,000	10,193,995
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	4.625	03/01/29	12,375	12,036,450
Gtd. Notes, 144A	6.750	04/15/30	31,760	32,022,042
Gtd. Notes, 144A(a)	6.875	11/01/29	23,250	23,564,181
Gtd. Notes, 144A(a)	7.000	03/15/32	15,502	15,668,293
Gtd. Notes, 144A(a)	7.375	05/01/33	11,496	11,713,572
Gtd. Notes, 144A	7.500	09/15/31	46,825	48,091,336
Gtd. Notes, 144A(a)	7.625	01/15/34	18,446	18,820,843
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	14,045	13,817,240
Sr. Unsec’d. Notes, 144A(a)	6.000	12/15/35	11,495	11,351,122
Hybar LLC,
Sr. Sec’d. Notes, 144A	7.375	07/01/34	10,375	10,568,759
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	18,215	17,974,861

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel (cont’d.)
Mineral Resources Ltd. (Australia), (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	6.250%	05/01/34	8,665	$8,471,261
Sr. Unsec’d. Notes, 144A(a)	7.000	04/01/31	13,985	14,405,940
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	33,873	34,804,789
Sr. Unsec’d. Notes, 144A, MTN(a)	8.500	05/01/30	3,131	3,230,701

				286,735,385

Leisure Time 1.1%
A&K Travel Group Holdings Ltd. (United Kingdom),
Gtd. Notes, 144A(a)	7.500	05/15/33	21,597	21,953,363
Carnival Corp. Ltd.,
Gtd. Notes, 144A	4.000	08/01/28	2,466	2,414,952
Gtd. Notes, 144A	5.750	03/15/30	26,023	26,171,942
Gtd. Notes, 144A	5.750	08/01/32	28,839	28,571,821
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	7.000	09/15/30	19,390	19,959,342
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A(a)	6.250	03/01/30	19,626	19,612,537
Sr. Unsec’d. Notes, 144A(a)	6.250	09/15/33	7,645	7,148,440
Sr. Unsec’d. Notes, 144A(a)	6.750	02/01/32	9,980	9,710,382
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	29,480	30,655,292
NCL Finance Ltd.,
Gtd. Notes, 144A	6.125	03/15/28	20,869	20,984,532
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	11,755	11,562,348
Gtd. Notes, 144A	6.375	11/01/32	16,240	16,208,881
Viking Cruises Ltd.,
Gtd. Notes, 144A	9.125	07/15/31	10,003	10,490,574
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	25,433	25,405,542
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	2,527	2,523,716

				253,373,664

Lodging 1.4%
Boyd Gaming Corp.,
Gtd. Notes, 144A(a)	4.750	06/15/31	42,140	40,452,542
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	36,540	33,193,128
Gtd. Notes, 144A	5.750	09/15/33	1,035	1,033,981
Gtd. Notes, 144A(a)	5.875	04/01/29	1,420	1,431,288
MGM Resorts International,
Gtd. Notes(a)	4.750	10/15/28	65,392	64,906,911
Gtd. Notes	5.500	04/15/27	41,825	41,906,850
Gtd. Notes(a)	6.125	09/15/29	30,760	31,105,016
Gtd. Notes(a)	6.500	04/15/32	30,795	30,779,754
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A	5.625	03/01/33	8,140	7,975,978
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125	12/15/29	2,462	2,402,201
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	14,965	14,935,859
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	38,710	38,506,096

				308,629,604

See Notes to Financial Statements.

PGIM High Yield Fund 15

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Construction & Mining 0.4%
Solaris Energy Infrastructure LLC,
Gtd. Notes, 144A(a)	6.375%	05/15/31	57,419	$57,011,078
Terex Corp.,
Gtd. Notes, 144A(a)	5.000	05/15/29	26,980	26,735,552
Gtd. Notes, 144A(a)	6.250	10/15/32	16,180	16,329,414

				100,076,044

Machinery-Diversified 0.4%
Columbus McKinnon Corp.,
Sr. Sec’d. Notes, 144A(a)	7.125	02/01/33	7,915	8,005,136
Esab Corp.,
Gtd. Notes, 144A	5.625	04/01/31	8,510	8,464,547
Gtd. Notes, 144A	6.250	04/15/29	4,070	4,124,357
GrafTech Finance, Inc.,
Sec’d. Notes, 144A	4.625	12/23/29	28,562	15,914,000
LSF12 Helix Parent LLC,
Sr. Sec’d. Notes, 144A(a)	7.125	02/01/33	13,830	13,826,494
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	35,900	37,407,267

				87,741,801

Media 4.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	38,456	37,771,220
Sr. Unsec’d. Notes(a)	4.500	05/01/32	35,050	30,778,973
Sr. Unsec’d. Notes, 144A(a)	4.250	02/01/31	643	580,003
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30	1,277	1,210,768
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	46,761	46,317,298
Sr. Unsec’d. Notes, 144A(a)	5.125	05/01/27	8,596	8,584,872
Sr. Unsec’d. Notes, 144A(a)	7.000	02/01/33	34,405	33,605,423
Sr. Unsec’d. Notes, 144A(a)	7.375	02/01/36	23,785	22,990,780
CSC Holdings LLC,
Gtd. Notes, 144A(x)	3.375	02/15/31	9,213	4,791,635
Gtd. Notes, 144A(x)	4.125	12/01/30	12,965	6,851,576
Gtd. Notes, 144A(x)	5.375	02/01/28	37,821	20,496,959
Gtd. Notes, 144A(x)	5.500	04/15/27	81,195	46,995,898
Gtd. Notes, 144A(x)	6.500	02/01/29	3,360	1,783,706
Sr. Unsec’d. Notes, 144A(x)	4.625	12/01/30	115,940	25,000,350
Sr. Unsec’d. Notes, 144A(x)	5.000	11/15/31	14,570	3,118,291
Sr. Unsec’d. Notes, 144A(x)	5.750	01/15/30	36,442	7,717,205
Sr. Unsec’d. Notes, 144A(x)	7.500	04/01/28	41,077	9,461,436
Discovery Global Holdings, Inc.,
Gtd. Notes	5.141	03/15/52	112,787	75,798,503
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)	32,048	29,603,168
Gtd. Notes	7.375	07/01/28(d)	23,235	22,884,449
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%	6.750	11/30/30	38,448	38,990,104
Sr. Sec’d. Notes	10.750	11/30/29	54,615	59,012,112
Gray Media, Inc.,
Gtd. Notes, 144A	4.750	10/15/30	13,175	10,836,193
Gtd. Notes, 144A	5.375	11/15/31	26,640	20,708,800
Sec’d. Notes, 144A	9.625	07/15/32	10,695	10,976,359
Sr. Sec’d. Notes, 144A(a)	7.250	08/15/33	9,335	9,332,978
Sr. Sec’d. Notes, 144A	7.500	09/15/34	8,843	8,835,023
Sr. Sec’d. Notes, 144A(a)	10.500	07/15/29	1,592	1,679,270

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
iHeartCommunications, Inc.,
Sr. Sec’d. Notes, 144A	4.750%	01/15/28	2,650	$2,466,231
Sr. Sec’d. Notes, 144A	7.750	08/15/30	54,547	45,550,346
Nexstar Media, Inc.,
Sr. Sec’d. Notes, 144A	6.500	09/15/33	25,235	25,345,487
Paramount Global,
Gtd. Notes	4.375	03/15/43	29,450	18,598,053
Gtd. Notes	4.950	05/19/50	82,211	51,396,818
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A, PIK 9.250%	9.250	03/25/30	62,598	50,205,157
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.125	02/15/33	36,750	38,182,724
Sirius XM Radio LLC,
Gtd. Notes, 144A	4.000	07/15/28	16,050	15,659,842
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500	05/01/29	37,722	35,943,500
Sr. Sec’d. Notes, 144A(a)	9.375	08/01/32	31,415	32,110,596
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland),
Sr. Sec’d. Notes, 144A	8.500	03/15/33	40,410	27,479,976
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	4.500	08/15/30	3,400	2,820,047
Sr. Sec’d. Notes, 144A	5.500	05/15/29	38,198	35,293,307
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	22,140	18,675,263

				996,440,699

Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	10/15/29	30,729	30,019,066

Mining 1.9%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	11,570	12,028,059
Unsec’d. Notes, 144A	11.500	10/01/31	23,235	24,651,083
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A	6.750	03/31/33	9,215	9,357,357
Century Aluminum Co.,
Sr. Sec’d. Notes, 144A	6.875	08/01/32	18,810	19,300,571
Coeur Mining, Inc.,
Gtd. Notes, 144A	5.125	02/15/29	7,317	7,250,280
Sr. Unsec’d. Notes, 144A	6.875	04/01/32	24,903	25,651,777
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	30,247	30,207,738
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.375	02/15/36	35,675	34,786,779
Gtd. Notes, 144A(a)	7.250	02/15/34	22,665	23,232,064
Gtd. Notes, 144A(a)	8.000	03/01/33	29,914	31,214,359
Gtd. Notes, 144A(a)	8.625	06/01/31	29,417	30,632,037
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	6.125	04/01/29	55,010	55,233,319
Novelis Corp.,
Gtd. Notes, 144A(a)	3.875	08/15/31	3,989	3,646,354
Gtd. Notes, 144A	4.750	01/30/30	41,450	40,035,128
Gtd. Notes, 144A	6.375	08/15/33	5,975	5,990,629
Gtd. Notes, 144A	6.875	01/30/30	14,420	14,817,585
PLS Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.875	05/01/31	6,655	6,790,077

See Notes to Financial Statements.

PGIM High Yield Fund 17

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Skeena Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.500%	04/01/31	41,465	$43,804,251
Trekor Metals Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.250	05/01/30	17,975	18,781,358

				437,410,805

Miscellaneous Manufacturing 0.4%
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	28,647	27,719,878
Sr. Unsec’d. Notes, 144A	6.375	03/15/33	7,000	7,086,634
Avient Corp.,
Sr. Unsec’d. Notes, 144A(a)	6.250	11/01/31	7,285	7,386,243
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	13,950	14,198,274
Sr. Unsec’d. Notes, 144A(a)	6.250	03/15/33	10,885	11,074,297
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	16,235	16,591,892

				84,057,218

Office/Business Equipment 0.0%
Zebra Technologies Corp.,
Gtd. Notes, 144A	6.500	06/01/32	7,380	7,515,094

Oil & Gas 4.8%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.500	10/01/29	24,704	25,659,942
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	6.625	07/15/33	14,885	15,032,911
Gtd. Notes, 144A	9.000	11/01/27	34,723	36,302,958
Sr. Unsec’d. Notes, 144A	5.875	06/30/29	10,272	10,268,877
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	15,150	15,284,206
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	8.375	01/15/29	14,955	15,355,181
CNX Resources Corp.,
Gtd. Notes, 144A	5.875	03/01/34	7,635	7,442,613
Gtd. Notes, 144A(a)	7.250	03/01/32	12,400	12,752,275
Comstock Resources, Inc.,
Gtd. Notes, 144A(a)	5.875	01/15/30	32,762	31,403,533
Gtd. Notes, 144A	6.750	03/01/29	44,942	44,525,818
Crescent Energy Finance LLC,
Gtd. Notes, 144A(a)	7.375	01/15/33	24,369	24,871,912
Gtd. Notes, 144A	7.625	04/01/32	24,285	24,951,687
Gtd. Notes, 144A	7.875	04/15/32	12,040	12,438,759
Gtd. Notes, 144A(a)	8.375	01/15/34	8,885	9,379,469
Gtd. Notes, 144A	9.750	10/15/30	7,200	7,576,089
Expand Energy Corp.,
Gtd. Notes	5.375	03/15/30	18,701	18,761,470
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	43,705	43,728,110
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	15,606	15,562,626
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	26,190	25,857,210
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	39,743	39,847,648
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	23,825	23,397,557
Sr. Unsec’d. Notes, 144A	6.875	05/15/34	15,198	15,067,446
Sr. Unsec’d. Notes, 144A(a)	7.250	02/15/35	4,095	4,121,819
Sr. Unsec’d. Notes, 144A(a)	8.375	11/01/33	8,121	8,609,910

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A	6.625%	08/15/34	7,265	$7,345,580
Matador Resources Co.,
Gtd. Notes, 144A(a)	6.000	04/15/34	12,700	12,426,771
Gtd. Notes, 144A	6.500	04/15/32	12,345	12,461,824
Nabors Industries, Inc.,
Gtd. Notes, 144A(a)	7.625	11/15/32	17,764	18,313,782
Gtd. Notes, 144A	8.875	08/15/31	26,240	27,456,827
Gtd. Notes, 144A(a)	9.125	01/31/30	40,250	42,226,342
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29	5,692	5,606,906
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29	6,831	6,728,287
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29	5,692	5,606,906
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29	1,708	1,682,072
Noble Finance II LLC,
Gtd. Notes, 144A	8.000	04/15/30	18,373	18,985,728
Northern Oil & Gas, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	09/01/34	10,085	10,163,421
Par Petroleum LLC,
Gtd. Notes, 144A	7.375	06/01/34	10,800	11,209,063
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	31,653	31,850,983
Range Resources Corp.,
Gtd. Notes, 144A	4.750	02/15/30	1,875	1,833,007
SM Energy Co.,
Gtd. Notes, 144A	6.750	08/01/29	9,240	9,439,302
Gtd. Notes, 144A	8.625	11/01/30	18,255	19,153,697
Gtd. Notes, 144A(a)	8.750	07/01/31	2,257	2,360,007
Gtd. Notes, 144A(a)	9.625	06/15/33	16,980	18,715,964
Sunoco LP,
Gtd. Notes, 144A	5.625	03/15/31	8,350	8,298,239
Gtd. Notes, 144A	6.250	07/01/33	8,925	8,976,052
Gtd. Notes, 144A	7.000	05/01/29	17,975	18,437,173
Sr. Unsec’d. Notes, 144A	4.500	10/01/29	45,785	44,655,861
Sr. Unsec’d. Notes, 144A	4.625	05/01/30	29,900	28,958,180
Sr. Unsec’d. Notes, 144A	5.875	07/15/27	9,025	9,038,672
Sr. Unsec’d. Notes, 144A(a)	6.625	08/15/32	7,095	7,208,500
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	21,783	21,294,452
Gtd. Notes	4.500	04/30/30	27,300	26,474,271
Gtd. Notes	5.875	03/15/28	5,781	5,790,374
Gtd. Notes, 144A	7.000	09/15/28	9,453	9,618,484
Transocean International Ltd.,
Gtd. Notes, 144A	7.875	10/15/32	18,920	19,863,326
Gtd. Notes, 144A	8.250	05/15/29	63,745	66,193,125
Gtd. Notes, 144A	8.500	05/15/31	35,400	37,208,907
Sr. Sec’d. Notes, 144A(a)	8.750	02/15/30	16,578	17,239,786
Valaris Ltd.,
Sec’d. Notes, 144A(a)	8.375	04/30/30	19,175	19,919,911

				1,100,941,808

Oil & Gas Services 0.4%
Archrock Services LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A(a)	6.000	02/01/34	9,400	9,239,725
Kodiak Gas Services LLC,
Gtd. Notes, 144A	5.875	04/01/31	16,210	16,159,805
Gtd. Notes, 144A	6.500	10/01/33	7,335	7,405,657
Gtd. Notes, 144A(a)	6.750	10/01/35	5,205	5,303,030

See Notes to Financial Statements.

PGIM High Yield Fund 19

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (Continued)

Oil & Gas Services (cont’d.)
SESI LLC,
Sr. Sec’d. Notes, 144A	7.875%	09/30/30		24,349		$24,972,838
Tidewater, Inc.,
Gtd. Notes, 144A	9.125	07/15/30		10,410		11,149,278
Weatherford International Ltd.,
Gtd. Notes, 144A	6.750	10/15/33		15,050		15,338,600

						89,568,933

Packaging & Containers 1.6%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27(d)		—	(r)	—
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	11.000	12/01/30		22,478		21,582,743
Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 6.000%	11.000	12/01/30	EUR	19,809		22,110,892
Sr. Sec’d. Notes, 144A	9.500	12/01/30		23,062		24,093,023
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A(a)	3.250	09/01/28		2,470		2,401,298
Sr. Sec’d. Notes, 144A	6.250	01/30/31		7,270		7,306,924
Sr. Unsec’d. Notes, 144A	4.000	09/01/29		11,660		11,176,176
Ball Corp.,
Gtd. Notes(a)	5.500	09/15/33		6,405		6,354,443
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		32,585		32,185,777
Sr. Sec’d. Notes, 144A(a)	6.750	04/15/32		29,810		29,112,670
Sr. Sec’d. Notes, 144A	6.875	01/15/30		3,265		3,267,033
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A	10.000	12/15/28		23,298		20,559,992
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A(a)	7.875	04/15/30		33,015		33,671,459
Multi-Color Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 7.500% and PIK 1.000%(a)	8.500	05/11/33		10,070		8,849,725
OI European Group BV,
Gtd. Notes, 144A	4.750	02/15/30		6,577		5,957,102
Sword Purchaser LLC,
Sr. Sec’d. Notes, 144A	8.250	04/15/33		9,315		9,636,154
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada),
Sr. Sec’d. Notes, 144A(a)	9.500	05/15/30		30,450		29,132,394
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28		81,523		81,519,037
TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29		22,844		21,986,834

						370,903,676

Pharmaceuticals 1.7%
1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A	10.000	04/15/32		92,332		95,909,927
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29		55,526		52,471,071
Gtd. Notes, 144A(a)	5.125	03/01/30		40,610		38,042,978
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28		14,329		13,234,439
Gtd. Notes, 144A	5.000	02/15/29		18,651		14,760,052
Gtd. Notes, 144A	5.250	01/30/30		65,596		46,710,498
Gtd. Notes, 144A	5.250	02/15/31		9,492		6,075,406
Gtd. Notes, 144A	6.250	02/15/29		100		82,669
Gtd. Notes, 144A	7.000	01/15/28		11,113		10,396,716
Sr. Sec’d. Notes, 144A	4.875	06/01/28		7,918		7,581,753

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc. (Canada), (cont’d.)
Sr. Sec’d. Notes, 144A	11.000%	09/30/28	42,974	$45,320,456
Gainwell Acquisition Corp.,
Sr. Sec’d. Notes, 144A	9.000	09/01/31	30,300	31,591,479
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	31,800	31,781,545

				393,958,989

Pipelines 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A(a)	5.375	06/15/29	30,897	30,915,899
Gtd. Notes, 144A(a)	5.750	07/01/34	8,140	7,987,702
Gtd. Notes, 144A	6.625	02/01/32	1,603	1,637,191
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	13,318	13,692,560
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	3,445	3,561,045
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	17,145	17,578,075
Global Partners LP/GLP Finance Corp.,
Gtd. Notes(a)	6.875	01/15/29	15,486	15,575,484
Gtd. Notes, 144A(a)	7.125	07/01/33	9,670	9,937,959
Gtd. Notes, 144A	8.250	01/15/32	10,400	10,865,210
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	6.625	01/15/34	14,820	14,947,187
Sr. Unsec’d. Notes, 144A	6.625	01/15/35	7,280	7,318,774
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A	8.125	02/15/29	10,165	10,487,473
Sr. Sec’d. Notes, 144A	8.375	02/15/32	19,675	20,617,616
Prairie Acquiror LP,
Sr. Sec’d. Notes, 144A	9.000	08/01/29	4,215	4,361,894
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	21,045	20,451,283
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	4,728	4,677,313
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	11,035	11,256,164
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	34,200	34,281,167
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	711	746,991
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	46,567	46,563,607
Gtd. Notes, 144A	6.000	12/31/30	10,702	10,686,912
Gtd. Notes, 144A	6.000	09/01/31	18,938	18,725,550
Gtd. Notes, 144A	6.750	03/15/34	8,470	8,536,150
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	23,814	24,442,092
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A(a)	3.875	08/15/29	20,505	19,654,961
Sr. Sec’d. Notes, 144A	4.125	08/15/31	20,305	18,975,715
Sr. Sec’d. Notes, 144A	6.000	05/01/36	12,850	12,797,491
Sr. Sec’d. Notes, 144A	6.250	01/15/30	23,640	24,136,125
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	50,522	51,159,993
Sr. Sec’d. Notes, 144A	7.000	01/15/30	445	457,689
Sr. Sec’d. Notes, 144A	9.500	02/01/29	62,542	67,267,451
Sr. Sec’d. Notes, 144A(a)	9.875	02/01/32	41,125	43,816,553
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	43,959	44,861,056
Sr. Sec’d. Notes, 144A	6.500	01/15/34	25,840	26,715,547
Sr. Sec’d. Notes, 144A	6.500	06/15/34	27,725	28,686,850
Sr. Sec’d. Notes, 144A	6.750	01/15/36	18,070	19,019,916

See Notes to Financial Statements.

PGIM High Yield Fund 21

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Venture Global Plaquemines LNG LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	7.500%	05/01/33	23,561	$25,582,234
Sr. Sec’d. Notes, 144A	7.750	05/01/35	28,809	32,000,821

				764,983,700

Real Estate 1.3%
CoreLogic, Inc.,
Sec’d. Notes, 144A	12.000	02/01/32	20,575	19,669,007
Sr. Sec’d. Notes, 144A	9.000	08/01/31	38,755	38,585,548
Five Point Operating Co. LP,
Gtd. Notes, 144A	8.000	10/01/30	13,595	13,956,484
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750	09/01/30	419	435,256
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	40,035	38,770,802
Gtd. Notes, 144A	4.375	02/01/31	35,767	33,762,860
Sr. Unsec’d. Notes, 144A	5.875	03/01/32	18,950	18,612,584
Sr. Unsec’d. Notes, 144A	6.125	03/01/34	21,155	20,768,248
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	54,871	53,216,245
Kennedy-Wilson, Inc.,
Gtd. Notes, 144A(a)	7.000	06/01/31	16,955	17,347,618
Gtd. Notes, 144A(a)	7.250	06/01/33	49,796	50,704,228

				305,828,880

Real Estate Investment Trusts (REITs) 2.2%
Brandywine Operating Partnership LP,
Gtd. Notes(a)	6.125	01/15/31	34,760	33,768,127
Gtd. Notes(a)	8.875	04/12/29	25,587	27,026,182
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	18,969	17,295,243
Sr. Sec’d. Notes, 144A	7.250	10/15/30	5,995	6,143,901
Sr. Unsec’d. Notes	4.750	02/15/28	34,754	34,001,130
Iron Mountain, Inc.,
Gtd. Notes, 144A(a)	6.250	01/15/35	18,450	18,241,522
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.250	09/15/32	19,295	19,367,251
Gtd. Notes, 144A	6.375	08/01/30	28,155	28,556,724
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	64,211	39,893,150
Sr. Sec’d. Notes, 144A(a)	8.500	02/15/32	8,775	8,895,103
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	15,125	15,476,054
Sr. Sec’d. Notes, 144A	4.875	05/15/29	16,275	15,962,016
Sr. Sec’d. Notes, 144A	5.875	10/01/28	6,400	6,390,085
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A(a)	4.500	02/15/29	7,700	7,571,924
Gtd. Notes, 144A(a)	5.750	03/15/34	8,255	8,135,125
Gtd. Notes, 144A	6.250	02/15/35	10,145	10,198,128
Gtd. Notes, 144A(a)	6.500	04/01/32	34,420	35,037,076
Gtd. Notes, 144A(a)	6.500	06/15/33	11,025	11,240,267
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000	04/01/29	1,921	1,948,667
Sr. Unsec’d. Notes, 144A	8.000	07/15/30	13,026	13,091,311
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	3.125	02/01/29	13,545	12,953,366

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250%	10/15/28	23,087	$22,920,482
Sr. Unsec’d. Notes, 144A	5.875	08/15/29	6,220	6,245,573
Sr. Unsec’d. Notes, 144A(a)	6.000	04/15/30	6,135	6,169,191
Sr. Unsec’d. Notes, 144A(a)	6.500	07/01/30	19,125	19,458,869
Sr. Unsec’d. Notes, 144A(a)	6.500	10/15/30	18,945	19,271,336
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	21,070	21,730,969
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.000	01/15/30	6,270	6,037,156
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.625	12/01/29	36,481	35,611,756

				508,637,684

Retail 2.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	92,542	87,331,142
Sr. Sec’d. Notes, 144A	3.500	02/15/29	18,703	18,001,723
Sr. Sec’d. Notes, 144A	3.875	01/15/28	4,408	4,336,785
Sr. Sec’d. Notes, 144A	6.125	06/15/29	1,800	1,821,931
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/31	132,395	146,101,614
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	38,125	37,364,149
FirstCash, Inc.,
Gtd. Notes, 144A	6.125	05/01/34	21,300	21,049,188
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	3,635	3,437,101
Gtd. Notes, 144A	3.875	10/01/31	51,174	46,981,844
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	20,825	13,227,887
Sr. Sec’d. Notes, 144A	9.500	06/15/31	40,057	33,232,383
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	38,586	37,724,061
Lithia Motors, Inc.,
Gtd. Notes, 144A(a)	5.500	10/01/30	14,140	14,035,837
Sr. Unsec’d. Notes, 144A(a)	3.875	06/01/29	20,725	19,894,955
Murphy Oil USA, Inc.,
Gtd. Notes, 144A	5.875	06/01/34	19,725	19,564,237
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30	29,042	27,515,339
Sr. Sec’d. Notes, 144A(a)	8.000	03/15/31	20,915	21,023,951
QXO Building Products, Inc.,
Gtd. Notes, 144A	6.500	07/15/31	17,320	17,519,265
Sr. Sec’d. Notes, 144A	6.750	04/30/32	7,250	7,426,048
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	6.750	04/01/32	8,539	8,741,205
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	10,632	10,068,669
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A(a)	4.500	03/15/29	11,400	11,056,906
White Cap Supply Holdings LLC,
Gtd. Notes, 144A	7.375	11/15/30	10,092	10,244,571

				617,700,791

See Notes to Financial Statements.

PGIM High Yield Fund 23

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Semiconductors 0.1%
Entegris, Inc.,
Gtd. Notes, 144A	4.375%	04/15/28		13,425	$13,267,031
Sr. Sec’d. Notes, 144A(a)	4.750	04/15/29		11,250	11,086,853

					24,353,884

Software 0.9%
CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.000	02/01/31		24,745	22,202,426
Gtd. Notes, 144A(a)	9.250	06/01/30		90,260	83,841,259
Gtd. Notes, 144A(a)	9.625	07/15/32		14,020	12,397,949
Gtd. Notes, 144A(a)	9.750	10/01/31		28,154	25,165,424
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A	4.000	06/15/28		12,740	12,444,618
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A	7.250	07/01/33		20,345	21,161,894
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27		29,950	29,964,352

					207,177,922

Telecommunications 6.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	9.625	07/15/27		30,788	19,545,426
Altice France SA (France),
Sr. Sec’d. Notes, 144A	9.500	11/01/29		17,452	17,681,740
APLD ComputeCo 2 LLC,
Sr. Sec’d. Notes, 144A(a)	6.750	03/15/31		32,373	31,132,070
APLD ComputeCo 3 LLC,
Sr. Sec’d. Notes, 144A(a)	7.000	06/15/31		46,250	44,543,900
APLD ComputeCo LLC,
Sr. Sec’d. Notes, 144A(a)	9.250	12/15/30		59,789	63,034,995
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A(a)	6.125	02/15/31		33,592	33,632,987
Cipher Compute LLC,
Sr. Sec’d. Notes, 144A(a)	7.125	11/15/30		21,165	21,465,977
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A	9.000	09/15/29		15,855	16,595,956
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A	10.500	04/03/31		97,825	87,523,418
Core Scientific Finance I LLC,
Sr. Sec’d. Notes, 144A	7.750	05/15/31		47,500	46,078,660
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30		7,817	782
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		14,707	15
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A(a)(x)	8.625	08/01/32		39,250	40,802,370
ELK Grove Village Property LLC,
Sr. Sec’d. Notes, 144A(a)	7.500	06/15/31		7,900	7,607,213
Flash Compute LLC,
Sr. Sec’d. Notes, 144A(a)	7.250	12/31/30		11,850	11,925,027
Iliad Holding SAS (France),
Sr. Sec’d. Notes	5.625	10/15/28	EUR	2,600	3,024,243
Sr. Sec’d. Notes, 144A	7.000	10/15/28		50,040	50,131,135
Sr. Sec’d. Notes, 144A(a)	7.000	04/15/32		18,000	18,186,982
Sr. Sec’d. Notes, 144A	8.500	04/15/31		25,550	26,775,499
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29		1,519	1,443,881
Gtd. Notes, 144A(a)	7.500	02/15/37		18,260	18,106,805

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Level 3 Financing, Inc., (cont’d.)
Gtd. Notes, 144A(a)	8.500%	01/15/36	84,931	$88,747,974
Sr. Sec’d. Notes, 144A	6.875	06/30/33	39,825	40,468,078
Sr. Sec’d. Notes, 144A	7.000	03/31/34	67,105	68,641,834
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A	5.375	06/15/29	12,000	11,506,466
Meridian Arc Holdco LLC,
Sr. Sec’d. Notes, 144A	6.250	04/30/31	97,750	92,918,457
PR RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	6.500	05/01/31	83,305	77,178,641
Qwest Corp.,
Gtd. Notes	6.500	09/01/51	36,573	27,659,351
Sable International Finance Ltd. (Panama),
Sr. Sec’d. Notes, 144A	7.125	10/15/32	20,507	20,252,086
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	8,771	9,140,888
Gtd. Notes	8.750	03/15/32	33,453	38,783,429
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	5.875	03/01/31	95,242	87,395,817
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29	64,983	64,215,341
Gtd. Notes, 144A	8.625	06/15/32	14,620	15,019,342
Gtd. Notes, 144A	8.625	06/15/32	35,006	35,894,849
Sr. Sec’d. Notes, 144A	4.750	04/15/28	3,493	3,480,195
Uniti Services LLC,
Sr. Sec’d. Notes, 144A	7.500	10/15/33	78,825	81,386,432
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	6.750	01/15/33	11,095	9,291,188
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31	53,612	56,021,245
WULF Compute LLC,
Sr. Sec’d. Notes, 144A(a)	7.750	10/15/30	62,301	64,765,040
Yondr JK 1 LLC,
Sr. Sec’d. Notes, 144A(a)	6.875	06/30/31	13,325	12,479,055
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A, Cash coupon 5.750% and PIK 0.500%(a)	6.250	03/09/30	18,582	18,584,197
Sr. Sec’d. Notes, 144A, Cash coupon 7.125% and PIK 1.875%	9.000	09/09/30	37,042	36,813,420

				1,519,882,406

Transportation 0.3%
GB AIT Buyer, Inc.,
Sr. Unsec’d. Notes, 144A	8.750	04/30/34	5,960	6,070,290
RXO, Inc.,
Gtd. Notes, 144A(a)	6.375	05/15/31	5,310	5,328,024
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30	39,745	39,368,184
XPO, Inc.,
Gtd. Notes, 144A(a)	7.125	06/01/31	4,825	4,967,889
Gtd. Notes, 144A(a)	7.125	02/01/32	4,700	4,852,483
Sr. Sec’d. Notes, 144A	6.250	06/01/28	5,420	5,468,595

				66,055,465

TOTAL CORPORATE BONDS (cost $17,906,395,623)				17,611,506,013

See Notes to Financial Statements.

PGIM High Yield Fund 25

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS 6.1%

Airlines 0.0%
Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%	7.475%(c)	04/01/31	8,526	$8,555,892

Auto Parts & Equipment 0.5%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.186(c)	05/06/30	4,601	4,613,946
2026 Term Loan, 1 Month SOFR + 2.500%	6.186(c)	01/28/32	27,039	27,106,723
First Brands Group LLC,
2021 Second Lien Term Loan	13.070	03/30/28(d)	71,771	12,919
Tenneco, Inc.,
Term A Loan, 2 Month SOFR + 4.850%	8.502(c)	11/17/28	54,572	54,491,237
Term B Loan, 3 Month SOFR + 5.100%	8.833(c)	11/17/28	19,455	19,445,272

				105,670,097

Building Materials 0.1%
American Bath/CP Atlas Buyer, Inc.,
2025 Term B Loan, 1 Month SOFR + 5.250%	8.936(c)	07/08/30	7,832	6,732,916
Cornerstone Building Brands, Inc.,
New Term B Loan, 3 Month SOFR + 3.350%	7.014(c)	04/12/28	6,576	3,189,466
Quikrete Holdings, Inc.,
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	5.936(c)	02/10/32	5,703	5,708,173

				15,630,555

Chemicals 0.5%
ARC Falcon I, Inc. (Canada),
Initial Term B Loan, 1 Month SOFR + 4.500%	8.206(c)	04/01/33	8,250	7,980,142
Cornerstone Chemical Co.,
Initial New Money Term Loan, 3 Month SOFR + 4.500%^	8.500(c)	05/07/29	21,825	21,824,955
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	8.673(c)	06/28/28	16,104	15,478,065
SCIH Salt Holdings, Inc.,
Term B Loan, 3 Month SOFR + 2.750%	6.499(c)	08/13/31	11,404	11,349,375
Starfruit Finco BV (Netherlands),
2026 Term B Loan, 3 Month SOFR + 3.500%	7.187(c)	07/08/31	12,330	12,372,415
TPC Group, Inc.,
Initial Term Loan, 3 Month SOFR + 5.750%	9.417(c)	12/16/31	24,869	24,853,436
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	12/31/27(d)	17,897	13,423,087
Term Loan, 3 Month SOFR + 8.000%^	13.905(c)	10/12/28(d)	32,952	659,046
Venator Materials LLC,
First Out Term B Loan, 3 Month SOFR + 8.000%^	14.002(c)	07/16/26(d)	18,107	13,580,416

				121,520,937

Commercial Services 0.3%
Allied Universal Holdco LLC,
Amendment No. 7 Replacement USD Term Loan, 1 Month SOFR + 3.250%	6.936(c)	08/20/32	22,419	22,502,217
Catawba Nation Gaming Authority,
Initial Term B Loan, 3 Month SOFR + 4.750%	8.573(c)	03/29/32	12,615	12,749,098
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.573(c)	12/31/30	18,668	18,726,001
Second Out Term Loan, 3 Month SOFR + 4.862%	8.684(c)	12/31/30	14,465	13,072,805

				67,050,121

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Computers 0.3%
Bingo Holdings I LLC,
Term Loan, 3 Month SOFR + 4.750%	8.482%(c)	06/30/32		22,579	$22,505,314
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.686(c)	03/01/29		33,458	31,585,241
NCR Atleos Corp.,
Term B Loan, 3 Month SOFR + 3.000%	6.668(c)	04/16/29		14,614	14,577,389
NCR Atleos LLC,
Term A Loan, 1 Month SOFR + 2.500%	6.186(c)	10/16/28		7,198	7,168,616

					75,836,560

Cosmetics/Personal Care 0.1%
Rainbow UK Bidco Ltd. (Luxembourg),
Facility B3, SONIA + 4.500%	8.232(c)	02/23/29	GBP	11,625	15,785,584

Distribution/Wholesale 0.1%
Olympus Water US Holding Corp.,
Term B-6 Dollar Loan, 3 Month SOFR + 3.000%	6.732(c)	06/20/31		13,388	13,384,901

Electric 0.0%
Heritage Power LLC,
Term Loan, 3 Month SOFR + 7.000%	9.232(c)	07/20/28		4,103	4,010,904

Entertainment 0.3%
Crown Finance US, Inc. (United Kingdom),
Term B Loan, 1 Month SOFR + 4.500%	8.147(c)	12/02/31		7,631	7,659,617
Discovery Global Holdings, Inc.,
Initial Dollar Term Loan, 1 Month SOFR + 2.500%	6.186(c)	06/03/33		19,713	19,751,903
J&J Ventures Gaming LLC,
2025 Term Loan, 1 Month SOFR + 3.500%	7.186(c)	04/26/30		33,504	33,126,863

					60,538,383

Environmental Control 0.0%
GFL Environmental Holdings US, Inc.,
Term Loan	— (p)	08/31/33		4,880	4,898,300

Forest Products & Paper 0.0%
Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	8.073(c)	11/04/31		6,600	6,606,802

Healthcare-Services 0.1%
LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%	7.503(c)	05/16/31		15,228	14,565,337

Holding Companies-Diversified 0.0%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.343(c)	12/19/30		3,691	3,656,858

Insurance 0.3%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.686(c)	11/06/30		31,297	26,498,481
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	6.936(c)	06/21/32		2,339	1,850,026
Asurion LLC,
New B-04 Term Loan, 3 Month SOFR + 5.512%	9.334(c)	01/20/29		27,747	27,772,144
New B-12 Term Loan, 3 Month SOFR + 4.250%	8.073(c)	09/19/30		21,862	21,656,923

					77,777,574

See Notes to Financial Statements.

PGIM High Yield Fund 27

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Internet 0.1%
Arches Buyer, Inc.,
Amendment No. 7 Refinancing Term Loan, 1 Month SOFR + 4.250%	7.936%(c)	08/04/31		16,750	$16,554,528
Diamond Sports Net LLC,
First Lien Exit Term Loan	12.000	01/03/28		10,763	1,757,975

					18,312,503

Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom),
Facility A, Cash coupon 6.250% and PIK 6.250%^	12.500	10/31/29	GBP	34,146	43,353,042

Leisure Time 0.3%
International Park Holdings BV (Netherlands),
2025 Facility B, 6 Month EURIBOR + 5.500%^	8.096(c)	01/30/32	EUR	36,900	42,638,529
Invited, Inc.,
Closing Date Term B Loan, 1 Month SOFR + 5.250%^	8.936(c)	06/09/32		22,235	22,235,481

					64,874,010

Machinery-Diversified 0.1%
Graftech Global Enterprises, Inc.,
Delayed Draw Term Loan, 3 Month SOFR + 6.000%	9.733(c)	12/21/29		9,658	9,317,110
Initial Term Loan, 3 Month SOFR + 6.000%	9.810(c)	12/21/29		16,901	16,304,541

					25,621,651

Media 1.3%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%	8.753(c)	10/31/27		54,489	33,715,177
CSC Holdings LLC,
September 2019 Term Loan, PRIME + 1.500%	8.250(c)	04/15/27		80,012	47,207,270
iHeartCommunications, Inc.,
Refinanced Term B Loan, 1 Month SOFR + 5.889%	9.576(c)	05/01/29		11,261	9,971,648
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%	7.686(c)	06/26/29		1,874	1,871,391
Delayed Draw Term Loan, 1 Month SOFR + 4.000%	7.686(c)	06/26/29		1,874	1,871,391
First Out Term Loan, 1 Month SOFR + 5.114%	8.801(c)	09/25/29		221,533	194,843,116

					289,479,993

Metal Fabricate/Hardware 0.1%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%^	10.232(c)	04/23/30		10,681	10,681,250

Oil & Gas 0.0%
Hilcorp Energy I LP,
Repriced Term Loan, 1 Month SOFR + 1.750%	5.409(c)	02/11/30		9,232	9,220,348

Packaging & Containers 0.1%
LABL, Inc.,
2026 (USD) Term Loan, 3 Month SOFR + 4.875%	11.136(c)	05/02/33		25,851	21,847,989
Mauser Packaging Solutions Holding Co.,
Term B Loan, 1 Month SOFR + 3.500%	7.206(c)	04/15/30		4,988	4,982,662

					26,830,651

Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc.,
Term B-8 Loan, 1 Month SOFR + 2.500%	6.186(c)	12/19/32		7,910	7,850,923

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Retail 0.2%
Carvana Co., Term B Loan, 1 Month SOFR + 2.250%	5.936%(c)	08/15/33	33,000	$32,807,610
LBM Acquisition LLC, Incremental Term B Loan, 1 Month SOFR + 3.850%	7.538(c)	06/06/31	6,455	4,983,929

				37,791,539

Software 0.4%
Coreweave Financing V LLC, Delayed Draw Term Loan, 1 Month SOFR + 5.500%	4.717(c)	09/01/31	7,661	7,680,563
Lambda, Inc., Term Loan	— (p)	12/31/30	615	617,884
Oak-Eagle Acquireco, Inc., Tranche A-1 Term Loan, 1 Month SOFR + 2.500%^	2.500(c)	03/23/29	75,650	75,650,000
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.051(c)	07/14/28	35,408	17,248,700

				101,197,147

Telecommunications 0.7%
Connect Finco Sarl (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.186(c)	09/27/29	14,107	14,182,680
Connect Holdings 2 LLC, Delayed Draw Term B Loan, 1 Month SOFR + 4.250%	7.936(c)	04/03/31	52,920	45,114,300
Digicel International Finance Ltd. (Jamaica), Term B Loan, 3 Month SOFR + 4.500%	8.232(c)	08/06/32	26,300	26,505,283
Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.614%	8.273(c)	05/30/30	16,214	16,313,207
Xplore, Inc.,
Initial Term Loan, 3 Month SOFR + 5.262%^	9.013(c)	08/04/27	7,858	7,857,978
Initial Term Loan, 3 Month SOFR + 5.262%	9.084(c)	10/24/29	8,723	8,082,989
Second Out Term Loan, 3 Month SOFR + 1.762%	6.000(c)	10/24/31	33,364	22,798,948
Zayo Group Holdings, Inc., Dollar Term Loan, 1 Month SOFR + 3.614%	7.301(c)	03/11/30	19,910	19,929,716

				160,785,101

TOTAL FLOATING RATE AND OTHER LOANS (cost $1,568,222,543)				1,391,486,963

U.S. TREASURY OBLIGATIONS 7.5%
U.S. Treasury Notes(k)	2.625	05/31/27	100,565	99,457,214
U.S. Treasury Notes	3.375	02/29/28	173,570	171,257,993
U.S. Treasury Notes	3.500	09/30/27	102,670	101,871,901
U.S. Treasury Notes	3.500	10/31/27	121,130	120,070,112
U.S. Treasury Notes	3.500	01/31/28	27,140	26,843,156
U.S. Treasury Notes	3.625	08/31/27	25,235	25,091,082
U.S. Treasury Notes	3.750	04/30/28	246,935	244,677,860
U.S. Treasury Notes	3.875	05/31/27	74,000	73,852,578
U.S. Treasury Notes	3.875	11/30/27	81,400	80,993,000
U.S. Treasury Notes	3.875	03/31/28	151,320	150,309,230
U.S. Treasury Notes	3.875	04/30/30	120,000	117,712,500
U.S. Treasury Notes	4.000	05/31/28	134,865	134,122,189
U.S. Treasury Notes(k)	4.000	03/31/30	134,475	132,520,910
U.S. Treasury Notes	4.000	05/31/30	115,000	113,221,094
U.S. Treasury Notes(h)(k)	4.250	05/15/35	122,650	118,721,367

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,727,790,414)				1,710,722,186

See Notes to Financial Statements.

PGIM High Yield Fund 29

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Shares	Value

AFFILIATED EXCHANGE-TRADED FUNDS 3.1%

Fixed Income

PGIM AAA CLO ETF	4,500,000	$230,895,000

PGIM Active High Yield Bond ETF	14,075,000	486,854,250

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $731,110,709)(wa)		717,749,250

COMMON STOCKS 2.1%

Chemicals 0.3%
Cornerstone Chemical Co.*^(x)	1,010,075	5,050,375
TPC Group, Inc.*	2,374,523	57,779,268
Venator Materials PLC*^(x)	82,538	8

		62,829,651

Containers & Packaging 0.0%

Ardagh Holdings SA (Luxembourg)*	12,270	67,485

Labels Buyer LLC	20,800	1,476,800

LABL, Inc.*	1,316	93,436

		1,637,721

Electric Utilities 0.3%

GenOn Energy Holdings, Inc. (Class A Stock)*^	195,390	5,861,700

Keycon Power Holdings LLC*^	788,740	56,686,744

		62,548,444

Gas Utilities 0.2%

Ferrellgas Partners LP*	2,012,225	44,490,295

Interactive Media & Services 0.0%

Diamond Sports Group LLC*(x)	2,401,128	521,045

Oil, Gas & Consumable Fuels 0.4%

Expand Energy Corp.	179,317	17,601,757

Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*(x)	23,599	1,817,123

Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*(x)	846,791	65,202,907

Heritage Power LLC, Litigation Trust Interests*^(x)	617,491	308,745

		84,930,532

Software 0.0%

Mitel Networks International Ltd. (Canada)*^	12,419	124

Wireless Telecommunication Services 0.9%

Digicel International Finance Ltd. (Jamaica)*(x)	7,820,619	208,552,447

Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*(x)	2,875,253	2,075,357

Xplore, Inc. (Canada), CVR*^(x)	148,949	15

		210,627,819

TOTAL COMMON STOCKS (cost $309,064,958)		467,585,631

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Shares	Value

PREFERRED STOCKS 1.0%

Containers & Packaging 0.0%

Labels Buyer LLC, Series A, 12.000%, Maturing 09/29/26	9,037	$6,687,380

LABL, Inc., Backstop Commitment & Holdback - 4(a)(2) Exempt, 12.000%, Maturing 12/31/79	2,083	1,541,420

		8,228,800

Electronic Equipment, Instruments & Components 0.6%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	133,666	145,361,775

Trading Companies & Distributors 0.3%

QXO, Inc., Series C, 4.750%, Maturing 04/01/33	8,469	67,667,473

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica)*^(x)	394,871	13,998,177

TOTAL PREFERRED STOCKS (cost $224,919,266)		235,256,225

	Units

WARRANTS* 0.0%

Chemicals 0.0%

Hercules, Inc., expiring 03/31/29	230	—

Containers & Packaging 0.0%

Labels Buyer LLC, expiring 04/29/33	8,000	14,336

TOTAL WARRANTS (cost $64,000)		14,336

TOTAL LONG-TERM INVESTMENTS (cost $22,556,988,081)		22,223,236,109

	Shares

SHORT-TERM INVESTMENTS 7.7%
AFFILIATED MUTUAL FUNDS PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wa)	401,490,839	401,490,839
PGIM Institutional Money Market Fund (7-day effective yield 3.874%) (cost $1,353,181,112; includes $1,349,235,024 of cash collateral for securities on loan)(b)(wa)	1,354,214,805	1,353,131,433

TOTAL SHORT-TERM INVESTMENTS (cost $1,754,671,951)		1,754,622,272

TOTAL INVESTMENTS 105.1% (cost $24,311,660,032)		23,977,858,381
Liabilities in excess of other assets(z) (5.1)%		(1,154,943,342)

NET ASSETS 100.0%		$22,822,915,039

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $498,824,619 and 2.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,316,635,226; cash collateral of $1,349,235,024 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2026.

See Notes to Financial Statements.

PGIM High Yield Fund 31

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives. (
oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

Aethon IV Newco LLC, Sr. Unsec’d. Notes, 0.000%(cc), 09/30/31^	07/14/26	$34,770,500	$34,770,500	0.2%

Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A, 8.750%, 08/01/28	07/20/22	19,725,161	11,366,838	0.1

Cornerstone Building Brands, Inc., Gtd. Notes, 144A, 6.125%, 01/15/29	09/10/20-11/25/25	34,525,960	3,410,129	0.0

Cornerstone Chemical Co.*^	12/06/23	19,191,425	5,050,375	0.0

Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29	05/07/25-04/30/26	20,974,553	21,367,063	0.1

CP Atlas Buyer, Inc., Sr. Sec’d. Notes, 144A, 9.750%, 07/15/30	07/01/25	7,465,000	6,561,049	0.0

CSC Holdings LLC, Gtd. Notes, 144A, 3.375%, 02/15/31	08/03/20-11/12/20	9,038,122	4,791,635	0.0

CSC Holdings LLC, Gtd. Notes, 144A, 4.125%, 12/01/30	06/02/20-05/09/25	11,553,125	6,851,576	0.0

CSC Holdings LLC, Gtd. Notes, 144A, 5.375%, 02/01/28	01/12/18-12/17/25	32,727,458	20,496,959	0.1

CSC Holdings LLC, Gtd. Notes, 144A, 5.500%, 04/15/27	11/25/20-12/18/25	76,989,335	46,995,898	0.2

CSC Holdings LLC, Gtd. Notes, 144A, 6.500%, 02/01/29	05/06/22-12/18/25	2,442,000	1,783,706	0.0

CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 4.625%, 12/01/30	06/02/20-06/13/23	112,627,537	25,000,350	0.1

CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 5.000%, 11/15/31	09/27/21	13,968,988	3,118,291	0.0

CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 5.750%, 01/15/30	09/27/21-06/09/23	31,546,755	7,717,205	0.0

CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 7.500%, 04/01/28	03/22/18-05/12/26	24,329,228	9,461,436	0.1

Diamond Sports Group LLC*	01/02/25	6,286,674	521,045	0.0

Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	782	782	0.0

Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	1,471	15	0.0

Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	652,891	13,998,177	0.1

Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	9,493,627	208,552,447	0.9

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32(a)	07/30/25	39,250,000	40,802,370	0.2

Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve

Shares*	11/21/23	—	1,817,123	0.0

Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	11/21/23-11/01/24	21,999,820	65,202,907	0.3

Heritage Power LLC, Litigation Trust Interests*^	11/21/23	308,746	308,745	0.0

Stonepeak Falcon Holdings, Inc. (Canada)(Class A Stock)*	10/17/24-10/24/24	12,679,517	2,075,357	0.0

Venator Materials PLC*^	12/21/23	134,882,407	8	0.0

Xplore, Inc. (Canada), CVR*^	10/24/24	1,743	15	0.0

Total		$677,432,825	$542,022,001	2.4%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at August 31, 2026:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Aethon IV Newco LLC, 0.000%(cc), Maturity Date 09/30/31 (cost $34,770,500)^(x)	35,300	$34,770,500	$—	$—

Unfunded loan commitments outstanding at August 31, 2026:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Coreweave Financing V LLC, Delayed Draw Term Loan, 0.500%, Maturity Date 09/01/31 (cost $8,866,950)	9,139	$9,161,437	$294,487	$—
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $6,000,000)^	6,000	6,000,000	—	—
Invited, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 05/31/32 (cost $1,500,244)^	1,507	1,507,490	7,246	—

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Unfunded loan commitments outstanding at August 31, 2026 (continued):

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Invited, Inc., Delayed Draw Term Loan, 0.500%, Maturity Date 06/09/32 (cost $2,239,495)^	2,261	$2,261,235	$21,740	$—
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $3,747,467)	3,747	3,742,783	—	(4,684)

		$22,672,945	$323,473	$(4,684)

Futures contracts outstanding at August 31, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,410	2 Year U.S. Treasury Notes	Dec. 2026	$289,380,470	$ (712,132)
14,968	5 Year U.S. Treasury Notes	Dec. 2026	1,582,164,450	(5,714,915)
7,745	10 Year U.S. Treasury Notes	Dec. 2026	833,797,656	(4,326,750)
337	20 Year U.S. Treasury Bonds	Dec. 2026	36,606,625	(35,721)

				(10,789,518)

Short Positions:
340	30 Year U.S. Ultra Treasury Bonds	Dec. 2026	37,410,625	70,294
1,760	Bloomberg High Yield Credit	Sep. 2026	201,722,400	(1,585,759)

				(1,515,465)

				$(12,304,983)

Forward foreign currency exchange contracts outstanding at August 31, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/02/26	MSI	GBP	55,758	$76,036,748	$75,551,577	$—	$(485,171)
Euro,
Expiring 09/02/26	BNY	EUR	65,498	76,462,410	76,085,308	—	(377,102)

				$152,499,158	$151,636,885	—	(862,273)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/02/26	HSBC	GBP	55,758	$74,261,870	$75,551,577	$—	$(1,289,707)
Expiring 10/02/26	MSI	GBP	55,758	76,036,347	75,554,547	481,800	—
Euro,
Expiring 09/02/26	GSI	EUR	65,498	74,658,659	76,085,308	—	(1,426,649)
Expiring 10/02/26	BNY	EUR	65,498	76,550,767	76,173,954	376,813	—

				$301,507,643	$303,365,386	858,613	(2,716,356)

						$858,613	$(3,578,629)

See Notes to Financial Statements.

PGIM High Yield Fund 33

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Credit default swap agreement outstanding at August 31, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2026(4)	Value at Trade Date	Value at August 31, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.46.V3	06/20/31	5.000	%(Q)	1,551,556	3.009%	$115,299,770	$138,172,700	$22,872,930

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$140,419,369

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$33,696,245	$—
Commercial Mortgage-Backed Securities .	—	55,219,260	—
Corporate Bonds	—	17,591,881,827	19,624,186

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Floating Rate and Other Loans	$—	$1,139,583,179	$251,903,784
U.S. Treasury Obligations	—	1,710,722,186	—
Affiliated Exchange-Traded Funds
Fixed Income	717,749,250	—	—
Common Stocks	62,092,052	337,585,868	67,907,711
Preferred Stocks	—	75,896,273	159,359,952
Warrants	—	14,336	—
Short-Term Investments
Affiliated Mutual Funds . . .	1,754,622,272	—	—

Total	$2,534,463,574	$20,944,599,174	$498,795,633

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—	**
Unfunded Loan Commitments	—	294,487	28,986
Futures Contracts	70,294	—	—
OTC Forward Foreign Currency Exchange Contracts	—	858,613	—
Centrally Cleared Credit Default Swap Agreement	—	22,872,930	—

Total	$70,294	$24,026,030	$28,986

Liabilities
Unfunded Loan Commitment	$—	$(4,684)	$—
Futures Contracts	(12,375,277)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(3,578,629)	—

Total	$(12,375,277)	$(3,583,313)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments and unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks
Balance as of 08/31/25	$64,062,285	$197,057,335	$40,698,080	$139,774,997
Realized gain (loss)	(104,566,827)	1,238,161	975,616	389,440
Change in unrealized appreciation (depreciation)	104,638,829	(31,563,789)	27,207,899	20,733,745
Purchase/Exchange/Issuances	—	114,590,501	1,733	—
Sales/Paydowns	(24,578,962)	(93,993,722)	(975,617)	(1,538,230)
Accrued discount/premium . . . .	70,785	1,876,249	—	—
Transfer into Level 3*	1,693,134	88,733,624	—	—
Transfer out of Level 3*	(21,695,058)	(26,034,575)	—	—

Balance as of 08/31/26	$19,624,186	$251,903,784	$67,907,711	$159,359,952

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(70,066)	$(31,388,114)	$27,208,062	$20,733,745

	Unfunded Corporate Bond Commitment	Unfunded Loan Commitments
Balance as of 08/31/25	$—	$23,327
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	5,659
Purchase/Exchange/Issuances	—	—
Sales/Paydowns	—	—
Accrued discount/premium	—	—

See Notes to Financial Statements.

PGIM High Yield Fund 35

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

	Unfunded Corporate Bond Commitment	Unfunded Loan Commitments
Transfer into Level 3*	$—	$—
Transfer out of Level 3*	—	—

Balance as of 08/31/26	$—	$28,986

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$28,986

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of August 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs (Range)	Directional Impact on Fair Value from Input Increase
Corporate Bonds	$15	Market/Recovery Value	Recovery Rate	0.00%	Increase
Corporate Bonds	19,624,171	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Floating Rate and Other Loans	42,638,529	Income/Discounted Cash Flow	Discount Rate	8.99%	Decrease
Floating Rate and Other Loans	43,353,042	Market/Comparable Bond	Adjusted Yield	14.22%	Decrease
Floating Rate and Other Loans	49,487,504	Market/Recovery Value	Recovery Rate	2.00% - 100.00%	Increase
Floating Rate and Other Loans	22,235,481	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Common Stocks	62,045,887	Market/Recovery Value	Recovery Rate	0.00% - 71.87%	Increase
Preferred Stocks	145,361,775	Market/Discounted Redemption Value	Liquidity Discount to Redemption Premium	48.00%	Decrease
Preferred Stocks	13,998,177	Market/Net Present Value	Discount Rate	15.00%	Decrease
Unfunded Corporate Bond Commitment	—	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Unfunded Loan Commitments	28,986	Market/Transaction Based	Discount/Premium Factor	0.00%	NA

	$398,773,567

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of August 31, 2026, the aggregate value of these securities and/or derivatives was $100,051,052. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2026 were as follows:

Affiliated Mutual Funds (5.9% represents investments purchased with collateral from securities on loan)	7.7%
U.S. Treasury Obligations	7.5
Telecommunications	7.4
Media	5.7
Diversified Financial Services	4.9
Oil & Gas	4.8
Healthcare-Services	4.6
Commercial Services	4.2
Electric	4.1
Pipelines	3.4
Home Builders	3.3
Affiliated Exchange-Traded Funds	3.1
Retail	2.9

Chemicals	2.8%
Entertainment	2.8
Real Estate Investment Trusts (REITs)	2.2
Mining	1.9
Packaging & Containers	1.7
Pharmaceuticals	1.7
Auto Parts & Equipment	1.5
Leisure Time	1.4
Lodging	1.4
Software	1.3
Real Estate	1.3
Insurance	1.3
Iron/Steel	1.3
Building Materials	1.3

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Industry Classification (continued):

Aerospace & Defense	1.2%
Computers	1.1
Environmental Control	1.1
Airlines	1.0
Auto Manufacturers	1.0
Wireless Telecommunication Services	1.0
Foods	0.9
Banks	0.8
Internet	0.8
Electronic Equipment, Instruments & Components	0.6
Housewares	0.6
Machinery-Diversified	0.5
Electrical Components & Equipment	0.5
Advertising	0.5
Machinery-Construction & Mining	0.4
Oil & Gas Services	0.4
Home Furnishings	0.4
Distribution/Wholesale	0.4
Oil, Gas & Consumable Fuels	0.4
Miscellaneous Manufacturing	0.4
Apparel	0.3
Holding Companies-Diversified	0.3
Trading Companies & Distributors	0.3
Transportation	0.3
Electric Utilities	0.3

Investment Companies	0.3%
Household Products/Wares	0.2
Commercial Mortgage-Backed Securities	0.2
Gas Utilities	0.2
Metal Fabricate/Hardware	0.2
Collateralized Loan Obligations	0.2
Forest Products & Paper	0.1
Gas	0.1
Engineering & Construction	0.1
Cosmetics/Personal Care	0.1
Coal	0.1
Semiconductors	0.1
Electronics	0.1
Biotechnology	0.1
Containers & Packaging	0.0	*
Office/Business Equipment	0.0	*
Interactive Media & Services	0.0	*

	105.1
Liabilities in excess of other assets	(5.1)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$22,872,930	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	858,613		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,578,629
Interest rate contracts	Due from/to broker-variation margin futures	70,294	*	Due from/to broker-variation margin futures	12,375,277	*

		$23,801,837			$15,953,906

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM High Yield Fund 37

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

The effects of derivative instruments on the Statement of Operations for the year ended August 31, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(2,918,020)	$844,387	$—	$—	$60,667,335
Foreign exchange contracts	—	—	—	5,194,615	—
Interest rate contracts	—	—	(54,357,039)	—	(6,448,956)

Total	$(2,918,020)	$844,387	$(54,357,039)	$5,194,615	$54,218,379

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(5,037,999)
Foreign exchange contracts	—	(2,604,682)	—
Interest rate contracts	(20,734,691)	—	3,370,989

Total	$(20,734,691)	$(2,604,682)	$(1,667,010)

For the year ended August 31, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 583,604
Options Written (2)	25,056,000
Futures Contracts - Long Positions (2)	2,528,340,226
Futures Contracts - Short Positions (2)	100,747,791
Forward Foreign Currency Exchange Contracts - Purchased (3)	170,471,020
Forward Foreign Currency Exchange Contracts - Sold (3)	340,215,528
Credit Default Swap Agreements - Sell Protection (2)	1,217,462,040
Total Return Swap Agreements (2)	93,760,000

*	Average volume is based on average quarter end balances for the year ended August 31, 2026.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$1,316,635,226	$(1,316,635,226)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNY	$376,813	$(377,102)	$(289)	$—	$(289)

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2026

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
GSI	$—	$(1,426,649)	$(1,426,649)	$1,426,649	$—
HSBC	—	(1,289,707)	(1,289,707)	1,289,707	—
MSI	481,800	(485,171)	(3,371)	—	(3,371)

	$858,613	$(3,578,629)	$(2,720,016)	$2,716,356	$(3,660)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM High Yield Fund 39

PGIM High Yield Fund

Statement of Assets & Liabilities

as of August 31, 2026

Assets
Investments at value, including securities on loan of $1,316,635,226:
Unaffiliated investments (cost $21,825,877,372)	$21,505,486,859
Affiliated investments (cost $2,485,782,660)	2,472,371,522
Cash	655,550
Foreign currency, at value (cost $5,421,896)	5,426,252
Dividends and interest receivable	348,740,362
Receivable for investments sold	50,543,623
Receivable for Fund shares sold	25,898,807
Unrealized appreciation on OTC forward foreign currency exchange contracts	858,613
Due from broker—variation margin swaps	336,466
Unrealized appreciation on unfunded loan commitments	323,473
Prepaid expenses	315

Total Assets	24,410,641,842

Liabilities
Payable to broker for collateral for securities on loan	1,349,235,024
Payable for investments purchased	152,156,040
Payable for Fund shares purchased	53,231,920
Dividends and Distributions payable	12,063,166
Accrued expenses and other liabilities	7,036,943
Management fee payable	6,744,449
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,578,629
Due to broker—variation margin futures	3,086,302
Distribution fee payable	471,514
Affiliated transfer agent fee payable	80,652
Directors’ fees payable	37,480
Unrealized depreciation on unfunded loan commitments	4,684

Total Liabilities	1,587,726,803

Net Assets	$22,822,915,039

Net assets were comprised of:
Common stock, at par	$47,988,389
Paid-in capital in excess of par	25,371,190,168
Total distributable earnings (loss)	(2,596,263,518)

Net assets, August 31, 2026	$22,822,915,039

See Notes to Financial Statements.

PGIM High Yield Fund

Statement of Assets & Liabilities (continued)

as of August 31, 2026

Class A
Net asset value and redemption price per share, ($1,370,308,325 ÷ 288,467,699 shares of common stock issued and outstanding)	$4.75
Maximum sales charge (3.25% of offering price)	0.16

Maximum offering price to public	$4.91

Class C
Net asset value, offering price and redemption price per share, ($166,149,366 ÷ 35,021,428 shares of common stock issued and outstanding)	$4.74

Class R
Net asset value, offering price and redemption price per share, ($76,908,602 ÷ 16,199,583 shares of common stock issued and outstanding)	$4.75

Class Z
Net asset value, offering price and redemption price per share, ($10,053,562,750 ÷ 2,111,374,955 shares of common stock issued and outstanding)	$4.76

Class R2
Net asset value, offering price and redemption price per share, ($20,857,117 ÷ 4,385,917 shares of common stock issued and outstanding)	$4.76

Class R4
Net asset value, offering price and redemption price per share, ($35,225,347 ÷ 7,410,022 shares of common stock issued and outstanding)	$4.75

Class R6
Net asset value, offering price and redemption price per share, ($11,099,903,532 ÷ 2,335,979,263 shares of common stock issued and outstanding)	$4.75

See Notes to Financial Statements.

PGIM High Yield Fund  41

PGIM High Yield Fund

Statement of Operations

Year Ended August 31, 2026

Net Investment Income (Loss)
Income
Interest income	$1,443,071,757
Affiliated dividend income	47,124,660
Income from securities lending, net (including affiliated income of $3,268,643)	3,280,191
Unaffiliated dividend income	623,597

Total income	1,494,100,205

Expenses
Management fee	78,054,552
Distribution fee(a)	5,982,517
Shareholder servicing fees(a)	59,529
Transfer agent’s fees and expenses (including affiliated expense of $512,117)(a)	13,503,069
Custodian and accounting fees	1,303,842
Shareholders’ reports	800,000
Registration fees(a)	459,459
Directors’ fees	267,512
Professional fees	139,765
SEC registration fees	118,998
Audit fee	53,447
Miscellaneous	253,632

Total expenses	100,996,322
Less: Fee waiver and/or expense reimbursement(a)	(1,674,845)
Distribution fee waiver(a)	(187,883)

Net expenses	99,133,594

Net investment income (loss)	1,394,966,611

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(268,527))	(203,160,818)
Futures transactions	(54,357,039)
Forward currency contract transactions	5,194,615
Options written transactions	844,387
Swap agreement transactions	54,218,379
Foreign currency transactions	608,964

(196,651,512)

Net change in unrealized appreciation (depreciation) on: Investments (including affiliated of $(14,292,291))	(315,684,590)
Futures	(20,734,691)
Forward currency contracts	(2,604,682)
Swap agreements	(1,667,010)
Foreign currencies	557,228
Unfunded loan commitments	185,902

(339,947,843)

Net gain (loss) on investment and foreign currency transactions	(536,599,355)

Net Increase (Decrease) In Net Assets Resulting From Operations	$858,367,256

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	3,546,757	1,813,730	563,648	—	58,382	—	—
Shareholder servicing fees	—	—	—	—	23,353	36,176	—
Transfer agent’s fees and expenses	1,461,398	145,524	116,564	11,285,601	42,970	59,746	391,266
Registration fees	48,724	22,363	8,987	174,851	10,937	10,244	183,353
Fee waiver and/or expense reimbursement	(107,354)	(13,652)	(5,769)	(716,049)	(10,797)	(3,076)	(818,148)
Distribution fee waiver	—	—	(187,883)	—	—	—	—

See Notes to Financial Statements.

PGIM High Yield Fund

Statements of Changes in Net Assets

	Year Ended August 31,

	2026	2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,394,966,611	$1,326,148,331
Net realized gain (loss) on investment and foreign currency transactions	(196,651,512)	(482,352,531)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(339,947,843)	924,298,466

Net increase (decrease) in net assets resulting from operations	858,367,256	1,768,094,266

Dividends and Distributions
Distributions from distributable earnings
Class A	(94,582,183)	(101,151,257)
Class C	(10,756,023)	(12,001,299)
Class R	(4,776,926)	(4,513,898)
Class Z	(633,752,635)	(598,241,017)
Class R2	(1,514,927)	(1,849,293)
Class R4	(2,432,017)	(2,659,393)
Class R6	(748,529,924)	(720,224,807)

	(1,496,344,635)	(1,440,640,964)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	7,896,012,278	6,262,865,517
Net asset value of shares issued in reinvestment of dividends and distributions	1,360,871,352	1,306,977,524
Cost of shares purchased	(6,532,849,117)	(6,350,668,310)

Net increase (decrease) in net assets from Fund share transactions	2,724,034,513	1,219,174,731

Total increase (decrease)	2,086,057,134	1,546,628,033

Net Assets:
Beginning of year	20,736,857,905	19,190,229,872

End of year	$22,822,915,039	$20,736,857,905

See Notes to Financial Statements.

PGIM High Yield Fund 43

PGIM High Yield Fund

Financial Highlights

Class A Shares
	Year Ended August 31,

	2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.89	$4.81	$4.62	$4.70	$5.60
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.31	0.30	0.30	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.12)	0.11	0.22	(0.06)	(0.83)
Total from investment operations	0.18	0.42	0.52	0.24	(0.56)
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.34)	(0.33)	(0.32)	(0.28)
Distributions from net realized gains	-	-	-	-	(0.06)
Total dividends and distributions	(0.32)	(0.34)	(0.33)	(0.32)	(0.34)
Net asset value, end of year	$4.75	$4.89	$4.81	$4.62	$4.70
Total Return(b):	3.83%	9.07%	11.75%	5.34%	(10.37)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,370,308	$1,455,527	$1,439,105	$1,389,896	$1,482,194
Average net assets (000)	$1,418,703	$1,431,713	$1,390,022	$1,406,761	$1,692,604
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.72%	0.74%	0.74%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.73%	0.74%	0.74%	0.75%	0.75%
Net investment income (loss)	6.19%	6.48%	6.44%	6.52%	5.14%
Portfolio turnover rate(d)	47%	49%	42%	22%	38%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund

Financial Highlights (continued)

Class C Shares
	Year Ended August 31,

	2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.89	$4.81	$4.62	$4.69	$5.59
Income (loss) from investment operations:
Net investment income (loss)	0.26	0.28	0.27	0.27	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.12)	0.10	0.22	(0.05)	(0.83)
Total from investment operations	0.14	0.38	0.49	0.22	(0.60)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.30)	(0.30)	(0.29)	(0.24)
Distributions from net realized gains	-	-	-	-	(0.06)
Total dividends and distributions	(0.29)	(0.30)	(0.30)	(0.29)	(0.30)
Net asset value, end of year	$4.74	$4.89	$4.81	$4.62	$4.69
Total Return(b):	2.85%	8.50%	10.72%	4.81%	(11.04)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$166,149	$186,209	$194,627	$203,122	$228,267
Average net assets (000)	$181,373	$189,529	$195,748	$213,856	$265,453
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.46%	1.47%	1.47%	1.47%	1.47%
Expenses before waivers and/or expense reimbursement	1.47%	1.47%	1.47%	1.47%	1.47%
Net investment income (loss)	5.46%	5.74%	5.71%	5.80%	4.41%
Portfolio turnover rate(d)	47%	49%	42%	22%	38%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 45

PGIM High Yield Fund

Financial Highlights (continued)

Class R Shares
	Year Ended August 31,

	2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.89	$4.81	$4.62	$4.69	$5.59
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.30	0.29	0.29	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.11)	0.10	0.22	(0.06)	(0.82)
Total from investment operations	0.17	0.40	0.51	0.23	(0.57)
Less Dividends and Distributions:
Dividends from net investment income	(0.31)	(0.32)	(0.32)	(0.30)	(0.27)
Distributions from net realized gains	-	-	-	-	(0.06)
Total dividends and distributions	(0.31)	(0.32)	(0.32)	(0.30)	(0.33)
Net asset value, end of year	$4.75	$4.89	$4.81	$4.62	$4.69
Total Return(b):	3.50%	8.73%	11.41%	5.25%	(10.67)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$76,909	$71,777	$65,101	$62,119	$65,159
Average net assets (000)	$75,153	$66,948	$62,804	$61,679	$74,379
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.03%	1.05%	1.05%	1.06%	1.06%
Expenses before waivers and/or expense reimbursement	1.29%	1.30%	1.30%	1.31%	1.31%
Net investment income (loss)	5.89%	6.16%	6.13%	6.21%	4.83%
Portfolio turnover rate(d)	47%	49%	42%	22%	38%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended August 31,

	2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.90	$4.82	$4.63	$4.71	$5.61
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.32	0.31	0.31	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.12)	0.11	0.22	(0.06)	(0.82)
Total from investment operations	0.19	0.43	0.53	0.25	(0.54)
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.35)	(0.34)	(0.33)	(0.30)
Distributions from net realized gains	-	-	-	-	(0.06)
Total dividends and distributions	(0.33)	(0.35)	(0.34)	(0.33)	(0.36)
Net asset value, end of year	$4.76	$4.90	$4.82	$4.63	$4.71
Total Return(b):	4.07%	9.32%	12.00%	5.60%	(10.12)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$10,053,563	$8,507,666	$8,004,472	$8,520,420	$9,297,381
Average net assets (000)	$9,186,284	$8,194,763	$8,146,187	$8,663,429	$11,828,293
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.49%	0.51%	0.51%	0.51%	0.51%
Expenses before waivers and/or expense reimbursement	0.50%	0.51%	0.51%	0.51%	0.51%
Net investment income (loss)	6.43%	6.71%	6.66%	6.76%	5.37%
Portfolio turnover rate(d)	47%	49%	42%	22%	38%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 47

PGIM High Yield Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended August 31,

	2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.90	$4.82	$4.63	$4.70	$5.60
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.30	0.29	0.29	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.12)	0.11	0.23	(0.05)	(0.83)
Total from investment operations	0.17	0.41	0.52	0.24	(0.57)
Less Dividends and Distributions:
Dividends from net investment income	(0.31)	(0.33)	(0.33)	(0.31)	(0.27)
Distributions from net realized gains	-	-	-	-	(0.06)
Total dividends and distributions	(0.31)	(0.33)	(0.33)	(0.31)	(0.33)
Net asset value, end of year	$4.76	$4.90	$4.82	$4.63	$4.70
Total Return(b):	3.64%	8.88%	11.56%	5.40%	(10.51)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$20,857	$26,222	$27,071	$23,440	$38,316
Average net assets (000)	$23,353	$26,812	$24,360	$33,366	$43,115
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91%	0.91%	0.91%	0.91%	0.91%
Expenses before waivers and/or expense reimbursement	0.96%	0.95%	0.94%	0.92%	0.92%
Net investment income (loss)	6.00%	6.31%	6.27%	6.35%	4.99%
Portfolio turnover rate(d)	47%	49%	42%	22%	38%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended August 31,

	2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.90	$4.82	$4.63	$4.70	$5.60
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.32	0.30	0.30	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.13)	0.10	0.23	(0.05)	(0.82)
Total from investment operations	0.17	0.42	0.53	0.25	(0.55)
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.34)	(0.34)	(0.32)	(0.29)
Distributions from net realized gains	-	-	-	-	(0.06)
Total dividends and distributions	(0.32)	(0.34)	(0.34)	(0.32)	(0.35)
Net asset value, end of year	$4.75	$4.90	$4.82	$4.63	$4.70
Total Return(b):	3.68%	9.38%	11.61%	5.66%	(10.28)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$35,225	$38,107	$38,025	$32,930	$33,423
Average net assets (000)	$36,176	$37,205	$34,955	$32,736	$34,464
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.66%	0.66%	0.66%	0.66%	0.66%
Expenses before waivers and/or expense reimbursement	0.67%	0.67%	0.67%	0.67%	0.69%
Net investment income (loss)	6.26%	6.56%	6.52%	6.61%	5.27%
Portfolio turnover rate(d)	47%	49%	42%	22%	38%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 49

PGIM High Yield Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended August 31,

	2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.89	$4.81	$4.62	$4.70	$5.60
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.33	0.32	0.32	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.12)	0.11	0.22	(0.06)	(0.83)
Total from investment operations	0.20	0.44	0.54	0.26	(0.54)
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.36)	(0.35)	(0.34)	(0.30)
Distributions from net realized gains	-	-	-	-	(0.06)
Total dividends and distributions	(0.34)	(0.36)	(0.35)	(0.34)	(0.36)
Net asset value, end of year	$4.75	$4.89	$4.81	$4.62	$4.70
Total Return(b):	4.19%	9.46%	12.16%	5.73%	(10.03)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$11,099,904	$10,451,351	$9,421,829	$7,742,206	$7,494,727
Average net assets (000)	$10,665,973	$9,730,934	$8,261,633	$7,742,669	$8,544,222
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.37%	0.38%	0.38%	0.38%	0.38%
Expenses before waivers and/or expense reimbursement	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income (loss)	6.55%	6.83%	6.80%	6.89%	5.52%
Portfolio turnover rate(d)	47%	49%	42%	22%	38%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.4%

ASSET-BACKED SECURITY 0.0%

Collateralized Loan Obligation

Sound Point CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%) (cost $1,795,091)	5.110%(c)	10/26/31	1,795	$1,795,320

CORPORATE BONDS 83.5%

Advertising 0.5%
Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A	7.500	03/15/33	2,110	2,222,366
Sr. Sec’d. Notes, 144A(a)	7.875	04/01/30	2,300	2,387,796
Lamar Media Corp.,
Gtd. Notes	4.875	01/15/29	4,040	4,002,223
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A	9.290	04/15/29	15,700	16,085,803
Sr. Sec’d. Notes, 144A(a)	9.500	02/15/33	3,035	3,115,129

				27,813,317

Aerospace & Defense 0.7%
ATI, Inc.,
Sr. Unsec’d. Notes	7.250	08/15/30	1,761	1,825,526
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	9,900	10,350,879
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	7,100	7,481,353
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	3,918	3,848,239
Sr. Sec’d. Notes, 144A	6.375	03/01/29	8,910	9,038,887
Sr. Sec’d. Notes, 144A	6.750	08/15/28	4,750	4,787,162

				37,332,046

Airlines 1.4%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	6,100	6,161,119
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	7,489	7,480,321
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	16,455	16,260,251
Gtd. Notes	5.375	03/01/31	3,935	3,899,694
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.625	04/15/29	12,400	12,216,417
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	4,132	3,990,727
Sr. Unsec’d. Notes, 144A	8.750	01/15/32	3,315	3,364,164
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	18,652	19,033,186

				72,405,879

Apparel 0.7%
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	16,206	15,495,339
Wolverine World Wide, Inc.,
Gtd. Notes, 144A(a)	4.000	08/15/29	23,257	22,126,589

				37,621,928

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 51

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 1.0%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	5.800%	03/08/29	2,150	$2,167,815
Sr. Unsec’d. Notes	6.800	05/12/28	525	538,129
New Flyer Holdings, Inc. (Canada),
Sec’d. Notes, 144A(a)	9.250	07/01/30	7,065	7,576,404
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28	6,635	6,607,201
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	4.345	09/17/27	16,930	16,753,377
Sr. Unsec’d. Notes, 144A	7.500	07/17/30	10,035	10,305,821
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	9,810	7,668,068

				51,616,815

Auto Parts & Equipment 1.0%
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	4,585	4,670,082
Sr. Sec’d. Notes, 144A	6.750	02/15/30	500	514,281
Cyprium Corp./Cyprium Holdings Luxembourg Sarl,
Gtd. Notes, 144A	6.125	04/15/31	4,080	4,081,817
Goodyear Tire & Rubber Co. (The),
Gtd. Notes(a)	5.250	04/30/31	1,450	1,302,064
Sr. Unsec’d. Notes(a)	8.875	07/15/32	2,760	2,815,172
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	7,250	7,398,178
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	21,962	22,034,891
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	6,000	5,993,796
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A(a)	7.500	03/24/31	2,785	2,855,564

				51,665,845

Banks 0.5%
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	6,941	6,945,554
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	5,000	5,331,623
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	7.250	03/13/28	15,425	15,820,461

				28,097,638

Building Materials 1.1%
Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000	03/01/30	1,490	1,452,835
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A(x)	6.125	01/15/29	1,500	144,062
CP Atlas Buyer, Inc.,
Sr. Sec’d. Notes, 144A(x)	9.750	07/15/30	2,135	1,876,469
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	7,075	7,079,062
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	7,470	7,558,448
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	6,135	6,137,661
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	08/01/33	235	233,347

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375%	01/15/31	1,800	$1,625,937
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	24,025	22,839,699
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	5,800	5,781,001

				54,728,521

Chemicals 1.1%
Cornerstone Chemical Co. LLC,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%(x)	10.000	05/07/29	3,598	3,058,042
Hercules LLC,
Jr. Sub. Notes	6.500	06/30/29	2,005	2,015,118
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.250	05/15/29	2,100	2,043,860
Sr. Unsec’d. Notes, 144A	7.000	12/01/31	11,280	11,799,110
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	25,207	24,560,122
Sr. Sec’d. Notes, 144A(a)	7.250	06/15/31	3,622	3,682,293
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	3,850	3,816,668
Perimeter Holdings LLC,
Sr. Sec’d. Notes, 144A	5.000	10/30/29	3,650	3,568,453
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A	5.750	08/15/32	2,660	2,648,612
SCIH Salt Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.625	08/15/31	1,810	1,828,343

				59,020,621

Coal 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	8,279	7,061,393

Commercial Services 4.7%
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/31	20,505	21,319,115
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875	06/15/30	9,615	9,838,508
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	16,916	16,670,935
Sr. Sec’d. Notes, 144A	4.625	06/01/28	11,250	11,068,450
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	4,020	3,893,370
Gtd. Notes, 144A(a)	6.500	01/15/31	3,349	3,386,849
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	1,020	1,007,834
Gtd. Notes, 144A	5.750	07/15/27	3,097	3,092,028
Gtd. Notes, 144A(a)	5.750	07/15/27	6,502	6,501,758
Block, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	08/15/30	12,789	12,802,865
Carrix, Inc.,
Sr. Sec’d. Notes, 144A	6.125	08/01/33	1,305	1,304,353
Clarivate Science Holdings Corp.,
Sr. Sec’d. Notes, 144A	3.875	07/01/28	16,960	16,488,683
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	10,025	10,366,995
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31	14,070	14,019,776
Gtd. Notes, 144A(a)	6.625	06/15/29	9,785	9,980,147
Gtd. Notes, 144A	7.000	06/15/30	14,115	14,607,547

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 53

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Hertz Corp. (The),
Sr. Sec’d. Notes, 144A(a)	12.625%	07/15/29	3,100	$2,101,825
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	2,784	2,754,861
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	10,050	10,003,994
Service Corp. International,
Sr. Unsec’d. Notes	5.125	06/01/29	13,800	13,727,785
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31	20,352	19,072,332
Gtd. Notes(a)	4.000	07/15/30	4,395	4,187,662
Gtd. Notes	4.875	01/15/28	7,375	7,347,593
Sec’d. Notes	3.875	11/15/27	12,283	12,151,042
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.500	08/15/30	11,416	11,745,299
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	1,300	1,321,859
Sr. Sec’d. Notes, 144A	6.625	04/15/30	2,000	2,043,938

				242,807,403

Computers 0.9%
Crowdstrike Holdings, Inc.,
Gtd. Notes	3.000	02/15/29	7,825	7,451,835
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.500	06/01/31	8,750	8,947,739
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	11,006	11,647,630
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	18,655	18,336,170
Gtd. Notes, 144A	5.125	04/15/29	1,577	1,538,959

				47,922,333

Cosmetics/Personal Care 0.1%
Edgewell Personal Care Co.,
Gtd. Notes, 144A(a)	4.125	04/01/29	2,776	2,687,973
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	3,413	3,197,860

				5,885,833

Distribution/Wholesale 0.4%
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A	8.000	06/01/29	3,115	3,118,552
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A	10.500	11/30/30	11,775	12,301,664
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A	8.500	06/15/30	4,868	5,079,947

				20,500,163

Diversified Financial Services 6.3%
Azorra Finance Ltd.,
Gtd. Notes, 144A	7.250	01/15/31	4,261	4,410,848
Gtd. Notes, 144A	7.750	04/15/30	18,078	18,765,451
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	6.750	05/15/31	2,210	2,257,304
CrossCountry Intermediate HoldCo LLC,
Gtd. Notes, 144A	7.750	08/15/31	2,555	2,557,336

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625%	04/15/31	2,525	$2,534,847
Sr. Sec’d. Notes, 144A(a)	6.625	06/01/32	3,190	3,198,051
Sr. Sec’d. Notes, 144A(a)	8.500	05/15/30	800	848,220
Focus Financial Partners LLC,
Sr. Sec’d. Notes, 144A	7.250	09/15/31	335	338,703
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31	17,254	16,543,901
Sr. Unsec’d. Notes, 144A	8.000	02/01/32	2,300	2,273,592
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	11,260	11,632,307
GGAM Finance Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	4,150	4,165,868
Sr. Unsec’d. Notes, 144A(a)	8.000	06/15/28	11,979	12,400,990
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	589	534,596
Gtd. Notes, 144A	6.875	02/15/31	4,055	3,622,048
Gtd. Notes, 144A	9.250	12/01/28	3,265	3,275,148
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	3,280	3,040,269
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	5,120	4,902,722
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A(a)	6.625	10/15/31	4,350	4,301,787
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	7,100	7,289,225
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	16,540	16,336,360
Sr. Unsec’d. Notes	5.000	03/15/27	15,248	15,196,425
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	6,795	6,749,003
Gtd. Notes	3.875	09/15/28	17,269	16,731,396
Gtd. Notes(a)	4.000	09/15/30	2,425	2,237,594
Gtd. Notes	5.375	11/15/29	7,600	7,487,220
Gtd. Notes	6.625	01/15/28	6,036	6,091,595
Gtd. Notes	6.625	05/15/29	3,950	4,006,525
Gtd. Notes	6.750	03/15/32	10,150	10,171,444
Gtd. Notes(a)	6.750	09/15/33	6,050	5,962,476
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	22,930	21,877,891
Gtd. Notes, 144A	7.125	11/15/30	4,775	4,796,790
Gtd. Notes, 144A	7.875	12/15/29	6,557	6,767,425
PHH Escrow Issuer LLC/PHH Corp.,
Gtd. Notes, 144A	9.875	11/01/29	793	783,182
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	10,575	10,713,477
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	24,500	24,828,636
Gtd. Notes, 144A	6.125	08/01/31	2,335	2,363,964
Gtd. Notes, 144A	6.500	08/01/29	6,895	7,010,988
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	15,424	14,859,501
Gtd. Notes, 144A	3.875	03/01/31	15,600	14,540,011
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A	5.750	06/15/27	4,622	4,618,037
UWM Holdings LLC,
Gtd. Notes, 144A	6.250	03/15/31	8,585	7,665,565
Gtd. Notes, 144A	6.625	02/01/30	3,825	3,578,661

				324,267,379

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 55

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 3.7%
NRG Energy, Inc.,
Gtd. Notes	5.750%	01/15/28	9,899	$9,901,246
Gtd. Notes, 144A	3.375	02/15/29	21,425	20,407,704
Gtd. Notes, 144A	3.625	02/15/31	6,982	6,431,239
Gtd. Notes, 144A	5.250	06/15/29	28,525	28,317,091
Gtd. Notes, 144A	5.750	07/15/29	10,250	10,230,036
Sr. Sec’d. Notes, 144A	2.450	12/02/27	5,000	4,855,775
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28	22,663	22,324,106
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	16,011	15,659,133
Gtd. Notes, 144A	5.000	07/31/27	58,096	58,067,037
VoltaGrid LLC,
Sec’d. Notes, 144A(a)	7.375	11/01/30	17,510	17,612,552

				193,805,919

Electrical Components & Equipment 0.5%
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.375	03/31/29	9,307	9,024,729
Gtd. Notes, 144A(a)	4.750	06/15/28	12,197	12,061,474
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31	2,660	2,622,657
Gtd. Notes, 144A	6.375	03/15/29	2,790	2,835,505

				26,544,365

Electronics 0.0%
Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.000	04/15/29	2,284	2,216,174

Engineering & Construction 0.0%
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A	4.875	09/15/28	300	295,147

Entertainment 2.6%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29	25,015	24,008,177
Sr. Sec’d. Notes, 144A	7.000	02/15/30	16,849	16,946,383
Cavalier Acquisition Corp.,
Sr. Sec’d. Notes, 144A	8.250	08/15/33	1,405	1,439,918
Churchill Downs, Inc.,
Gtd. Notes, 144A	4.750	01/15/28	780	774,499
Sr. Unsec’d. Notes, 144A(a)	5.750	04/01/30	4,500	4,502,238
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	6,575	6,495,060
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	16,978	16,585,374
Penn Entertainment, Inc.,
Gtd. Notes, 144A(a)	6.750	04/01/31	4,200	4,213,808
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29	4,050	3,881,542
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	13,671	13,690,978
Pioneer Opco LLC,
Sr. Sec’d. Notes, 144A	7.000	05/15/33	2,370	2,412,321
Rivers Enterprise Borrower LLC,
Sr. Sec’d. Notes, 144A	6.250	10/15/30	6,690	6,776,874
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	03/01/30	7,900	5,197,699

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A	9.250%	07/01/32		12,699	$13,596,480
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29		10,525	10,470,292
Gtd. Notes, 144A	7.125	02/15/31		3,700	3,888,877

					134,880,520

Environmental Control 1.8%
Clean Harbors, Inc.,
Gtd. Notes, 144A	6.375	02/01/31		13,947	14,124,962
GFL Environmental Holdings US, Inc.,
Gtd. Notes, 144A	5.625	07/01/31		14,430	14,087,603
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28		6,770	6,635,357
Gtd. Notes, 144A	4.375	08/15/29		11,211	10,835,522
Gtd. Notes, 144A	4.750	06/15/29		6,625	6,473,686
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A	4.125	06/30/28		7,915	7,798,027
Sr. Unsec’d. Notes, 144A	5.875	06/30/29		10,971	10,951,611
Reworld Holding Corp.,
Gtd. Notes, 144A	4.875	12/01/29		20,455	19,698,867

					90,605,635

Foods 0.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		10,914	10,369,278
Gtd. Notes, 144A	5.500	03/31/31		2,710	2,626,088
Gtd. Notes, 144A(a)	5.625	03/31/32		11,210	10,789,025
B&G Foods, Inc.,
Gtd. Notes, 144A	11.000	06/15/31		5,505	4,796,563

Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	3,609	4,138,949
Sr. Sec’d. Notes	8.125	05/14/30	GBP	3,207	4,171,665

Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		5,045	4,836,440
Gtd. Notes, 144A(a)	4.875	05/15/28		4,400	4,374,745

					46,102,753

Forest Products & Paper 0.1%

Magnera Corp.,
Sr. Sec’d. Notes, 144A(a)	7.250	11/15/31		6,835	6,716,058

Gas 0.3%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.875	06/01/31		6,505	6,499,653
Sr. Unsec’d. Notes, 144A	9.500	06/01/30		6,769	7,191,944

					13,691,597

Healthcare-Services 5.3%

Centene Corp.,
Sr. Unsec’d. Notes(a)	2.500	03/01/31		10,064	8,788,895
Sr. Unsec’d. Notes	2.625	08/01/31		8,675	7,549,823
Sr. Unsec’d. Notes	3.000	10/15/30		17,025	15,373,387
Sr. Unsec’d. Notes	3.375	02/15/30		5,150	4,786,715
Sr. Unsec’d. Notes	4.625	12/15/29		150	146,264

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 57

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	5.250%	05/15/30	18,350	$17,118,802
Sr. Sec’d. Notes, 144A	6.000	01/15/29	16,652	16,454,936

DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	4,080	3,769,669
Gtd. Notes, 144A	4.625	06/01/30	58,067	55,996,192

LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	15,384	14,869,176
Sr. Sec’d. Notes, 144A	8.375	02/15/32	2,170	2,195,889
Sr. Sec’d. Notes, 144A	9.875	08/15/30	25,415	26,749,166

MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	6,937	5,948,743
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	3,958	3,917,785

Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29	19,970	20,706,669

Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	21,750	21,188,128
Sr. Sec’d. Notes	4.375	01/15/30	51,200	49,599,896

				275,160,135

Home Builders 4.3%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	27,282	26,434,182
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	4,400	4,200,837

Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29	8,292	8,416,750
Gtd. Notes, 144A	8.000	01/15/32	2,295	2,349,518

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	6,535	6,163,042
Gtd. Notes, 144A	6.250	09/15/27	27,089	27,076,407
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	300	287,804

Dream Finders Homes, Inc.,
Gtd. Notes, 144A(a)	6.875	09/15/30	5,930	5,809,234

Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	12,045	12,402,257

Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	11,400	11,315,573

KB Home,
Gtd. Notes	4.800	11/15/29	12,847	12,593,359

M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	500	477,250
Gtd. Notes	4.950	02/01/28	8,591	8,551,192

Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	11,500	11,064,383

Risewell Homes, Inc.,
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	6,540	6,654,964
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/29	3,975	4,077,917

Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	12,625	12,520,869
Sr. Unsec’d. Notes	4.750	04/01/29	12,775	12,522,509

STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	9,587	9,943,638

Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A(a)	5.750	01/15/28	13,294	13,416,329

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250%	06/01/27	21,693	$21,685,482
Gtd. Notes	5.700	06/15/28	5,093	5,098,164

				223,061,660

Home Furnishings 0.4%
Whirlpool Corp.,
Sr. Sec’d. Notes, 144A	7.500	07/01/31	6,588	6,611,443
Sr. Unsec’d. Notes	6.125	06/15/30	14,818	13,919,511
Sr. Unsec’d. Notes(a)	6.500	06/15/33	2,775	2,397,646

				22,928,600

Household Products/Wares 0.4%
ACCO Brands Corp.,
Gtd. Notes, 144A(a)	4.250	03/15/29	20,395	19,197,719

Housewares 0.5%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	20,115	20,397,973
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	3,180	3,315,761
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	2,400	2,232,564

				25,946,298

Insurance 0.5%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	541	494,158
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.875	06/30/29	7,197	6,992,319
Asurion LLC/Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	8.000	12/31/32	6,900	6,864,936
Broadstreet Partners Group LLC,
Sr. Unsec’d. Notes, 144A	5.875	04/15/29	5,550	5,455,057
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A	5.625	12/01/29	6,225	6,202,521

				26,008,991

Internet 1.5%
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A	4.250	06/01/28	18,065	17,670,450
Sr. Sec’d. Notes, 144A(a)	9.000	08/15/31	3,775	3,940,249
Gen Digital, Inc.,
Gtd. Notes, 144A	6.750	09/30/27	24,860	24,927,776
Gtd. Notes, 144A(a)	7.125	09/30/30	5,170	5,260,469
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A(a)	3.500	03/01/29	3,720	3,526,942
Gtd. Notes, 144A	5.250	12/01/27	17,310	17,301,775
ION Platform Finance US, Inc./ION Platform Finance Sarl,
Sr. Sec’d. Notes, 144A	4.625	05/01/28	2,481	2,296,848
Sr. Sec’d. Notes, 144A	5.000	05/01/28	3,335	3,122,143

				78,046,652

Investment Companies 0.1%
FS KKR Capital Corp.,
Sr. Unsec’d. Notes	7.500	08/01/31	2,740	2,790,413

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 59

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel 1.2%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875%	07/15/32	2,480	$2,528,111
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(a)	4.625	03/01/29	4,625	4,498,471
Gtd. Notes, 144A	6.750	04/15/30	7,796	7,860,322
Gtd. Notes, 144A(a)	6.875	11/01/29	13,145	13,322,631
Gtd. Notes, 144A	7.000	03/15/32	2,295	2,319,619
Gtd. Notes, 144A	7.500	09/15/31	4,190	4,303,314
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	3,855	3,724,266
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	2,160	2,131,523
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	3,790	3,904,077
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	12,787	13,138,749
Sr. Unsec’d. Notes, 144A, MTN(a)	8.500	05/01/30	1,700	1,754,133

				59,485,216

Leisure Time 1.3%
Carnival Corp. Ltd.,
Gtd. Notes, 144A	5.125	05/01/29	18,540	18,449,351
Gtd. Notes, 144A	5.750	03/15/30	6,226	6,261,634
Gtd. Notes, 144A	5.750	08/01/32	6,000	5,944,413
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	7.000	09/15/30	3,420	3,520,421
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	5.875	01/15/31	4,619	4,429,470
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	9,715	9,708,336
Sr. Unsec’d. Notes, 144A(a)	6.750	02/01/32	2,840	2,763,275
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	7,700	8,006,979
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	6,850	6,841,097

				65,924,976

Lodging 2.5%
Boyd Gaming Corp.,
Gtd. Notes	4.750	12/01/27	1,725	1,720,183
Gtd. Notes, 144A(a)	4.750	06/15/31	9,355	8,980,388
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	5.875	04/01/29	1,400	1,411,129
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	4,650	4,650,000
Gtd. Notes(a)	4.750	10/15/28	13,589	13,488,194
Gtd. Notes	5.500	04/15/27	22,250	22,293,542
Gtd. Notes(a)	6.125	09/15/29	20,200	20,426,571
Station Casinos LLC,
Gtd. Notes, 144A(a)	4.500	02/15/28	11,625	11,507,412
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A	5.625	03/01/33	2,040	1,998,894
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A	5.250	05/15/27	10,800	10,790,845
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	17,000	16,966,896
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	14,241	14,165,986

				128,400,040

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Construction & Mining 0.6%
Solaris Energy Infrastructure LLC,
Gtd. Notes, 144A(a)	6.375%	05/15/31	14,425	$14,322,521
Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	15,425	15,285,244

				29,607,765

Machinery-Diversified 0.3%
Esab Corp.,
Gtd. Notes, 144A	5.625	04/01/31	4,545	4,520,724
Gtd. Notes, 144A	6.250	04/15/29	1,900	1,925,376
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	9,365	9,758,191
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A(a)	5.250	07/15/27	950	949,702

				17,153,993

Media 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	9,895	9,718,801
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	26,179	25,930,595
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	18,236	18,212,392
CSC Holdings LLC,
Gtd. Notes, 144A(x)	3.375	02/15/31	200	104,019
Gtd. Notes, 144A(x)	4.125	12/01/30	200	105,693
Gtd. Notes, 144A(x)	5.375	02/01/28	6,550	3,549,750
Gtd. Notes, 144A(x)	5.500	04/15/27	13,501	7,814,417
Gtd. Notes, 144A(x)	6.500	02/01/29	710	376,914
Sr. Unsec’d. Notes, 144A(x)	4.625	12/01/30	200	43,126
Sr. Unsec’d. Notes, 144A(x)	7.500	04/01/28	6,828	1,572,722
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)	4,700	4,341,453
Gtd. Notes	7.375	07/01/28(d)	125	123,114
EchoStar Corp.,
Sr. Sec’d. Notes	10.750	11/30/29	16,075	17,369,215
Gray Media, Inc.,
Sec’d. Notes, 144A	9.625	07/15/32	2,600	2,668,400
Sr. Sec’d. Notes, 144A	10.500	07/15/29	368	388,173
iHeartCommunications, Inc.,
Sr. Sec’d. Notes, 144A	4.750	01/15/28	12,660	11,782,250
Nexstar Media, Inc.,
Sr. Sec’d. Notes, 144A	6.500	09/15/33	5,740	5,765,132
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A, PIK 9.250%	9.250	03/25/30	498	399,727
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.125	02/15/33	450	467,544
Sirius XM Radio LLC,
Gtd. Notes, 144A	4.000	07/15/28	1,980	1,931,868
Gtd. Notes, 144A(a)	5.000	08/01/27	17,346	17,311,672
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	9,390	8,947,284
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	4.500	08/15/30	1,200	995,311
Sr. Sec’d. Notes, 144A(a)	5.500	05/15/29	19,615	18,123,415

				158,042,987

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 61

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A	4.375%	10/15/29	7,019	$6,856,840

Mining 2.1%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	3,800	3,950,443
Unsec’d. Notes, 144A	11.500	10/01/31	4,635	4,917,485
Century Aluminum Co.,
Sr. Sec’d. Notes, 144A	6.875	08/01/32	3,650	3,745,193
Coeur Mining, Inc.,
Gtd. Notes, 144A	5.125	02/15/29	8,534	8,456,183
Sr. Unsec’d. Notes, 144A	6.875	04/01/32	3,195	3,291,066
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	8,650	8,638,772
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(a)	8.625	06/01/31	19,779	20,595,950
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	6.125	04/01/29	13,494	13,548,780
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	18,325	17,699,487
Gtd. Notes, 144A	6.875	01/30/30	3,766	3,869,835
PLS Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.875	05/01/31	2,370	2,418,104
Skeena Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.500	04/01/31	9,080	9,592,249
Trekor Metals Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.250	05/01/30	9,345	9,764,217

				110,487,764

Miscellaneous Manufacturing 0.3%
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	3,520	3,582,647
Hillenbrand, Inc.,
Sr. Sec’d. Notes(a)	6.250	02/15/29	3,929	3,892,170
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	6,960	7,113,001

				14,587,818

Oil & Gas 5.1%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.500	10/01/29	8,215	8,532,886
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	9,709	10,150,777
Sr. Unsec’d. Notes, 144A	5.875	06/30/29	7,125	7,122,834
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	8.375	01/15/29	7,196	7,388,558
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	23,635	22,654,982
Gtd. Notes, 144A(a)	6.750	03/01/29	10,039	9,946,035
Crescent Energy Finance LLC,
Gtd. Notes, 144A	9.750	10/15/30	3,537	3,721,522
Expand Energy Corp.,
Gtd. Notes	5.375	03/15/30	4,030	4,043,031
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	16,496	16,504,722
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	3,175	3,166,176
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	1,810	1,787,001

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.250%	11/01/28	9,249		$9,273,354
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	400		424,081
Nabors Industries, Inc.,
Gtd. Notes, 144A	8.875	08/15/31	2,345		2,453,745
Gtd. Notes, 144A	9.125	01/31/30	7,571		7,942,749
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29	1,450		1,428,174
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29	1,740		1,713,809
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29	1,450		1,428,174
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29	435		428,452
Noble Finance II LLC,
Gtd. Notes, 144A	8.000	04/15/30	8,232		8,506,532
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	10,595		10,661,269
SM Energy Co., Gtd. Notes	6.625	01/15/27	9,100		9,100,000
Gtd. Notes, 144A	6.750	08/01/29	2,350		2,400,688
Gtd. Notes, 144A	8.625	11/01/30	5,450		5,718,304
Gtd. Notes, 144A(a)	8.750	07/01/31	3,285		3,434,923
Sunoco LP,
Gtd. Notes, 144A	5.625	03/15/31	2,590		2,573,945
Gtd. Notes, 144A	7.000	05/01/29	4,295		4,405,433
Sr. Unsec’d. Notes, 144A	4.500	10/01/29	12,670		12,357,535
Sr. Unsec’d. Notes, 144A	4.625	05/01/30	1,550		1,501,177
Sr. Unsec’d. Notes, 144A	5.875	07/15/27	21,522		21,554,604
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	1,475		1,441,919
Gtd. Notes	4.500	04/30/30	2,095		2,031,634
Gtd. Notes(a)	5.875	03/15/28	1,490		1,492,416
Gtd. Notes, 144A	7.000	09/15/28	11,185		11,380,805
Transocean Aquila Ltd.,
Sr. Sec’d. Notes, 144A	8.000	09/30/28	2,738		2,795,495
Transocean International Ltd.,
Gtd. Notes, 144A(a)	7.875	10/15/32	4,379		4,597,331
Gtd. Notes, 144A	8.250	05/15/29	15,795		16,401,607
Gtd. Notes, 144A	8.500	05/15/31	8,010		8,419,304
Sr. Sec’d. Notes, 144A	8.750	02/15/30	7,300		7,591,454
Valaris Ltd.,
Sec’d. Notes, 144A	8.375	04/30/30	5,010		5,204,629

					263,682,066

Oil & Gas Services 0.5%
Kodiak Gas Services LLC,
Gtd. Notes, 144A	5.875	04/01/31	7,890		7,865,568
SESI LLC,
Sr. Sec’d. Notes, 144A	7.875	09/30/30	6,794		6,968,067
Tidewater, Inc.,
Gtd. Notes, 144A	9.125	07/15/30	10,150		10,870,814

					25,704,449

Packaging & Containers 2.4%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27(d)	—	(r)	—
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	11.000	12/01/30	5,653		5,428,077
Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 6.000%	11.000	12/01/30	EUR 4,946		5,520,701

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 63

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
Ardagh Group SA, (cont’d.)
Sr. Sec’d. Notes, 144A	9.500%	12/01/30	7,001	$7,313,884
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A	3.250	09/01/28	200	194,437
Sr. Sec’d. Notes, 144A	6.250	01/30/31	2,010	2,020,209
Sr. Unsec’d. Notes, 144A	4.000	09/01/29	3,400	3,258,919
Ball Corp.,
Gtd. Notes(a)	6.000	06/15/29	8,855	8,958,245
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	9,880	9,758,953
Sr. Sec’d. Notes, 144A	6.750	04/15/32	4,615	4,507,044
Sr. Sec’d. Notes, 144A	6.875	01/15/30	860	860,535
Graphic Packaging International LLC,
Gtd. Notes, 144A	3.500	03/15/28	3,550	3,456,346
Gtd. Notes, 144A(a)	3.750	02/01/30	1,950	1,830,925
Gtd. Notes, 144A	4.750	07/15/27	13,063	13,009,886
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	04/15/30	15,865	16,180,454
Sword Purchaser LLC,
Sr. Sec’d. Notes, 144A	8.250	04/15/33	285	294,826
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada),
Sr. Sec’d. Notes, 144A(a)	9.500	05/15/30	7,855	7,515,105
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28	22,315	22,313,915
TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29	12,590	12,117,591

				124,540,052

Pharmaceuticals 1.0%
1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A	10.000	04/15/32	5,924	6,153,559
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	4,032	3,810,168
Gtd. Notes, 144A(a)	5.125	03/01/30	18,747	17,561,973
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	1,000	923,612
Gtd. Notes, 144A	5.250	02/15/31	630	403,235
Gtd. Notes, 144A	6.250	02/15/29	25	20,667
Gtd. Notes, 144A	7.000	01/15/28	3,468	3,244,471
Sr. Sec’d. Notes, 144A	4.875	06/01/28	2,319	2,220,521
Sr. Sec’d. Notes, 144A	11.000	09/30/28	10,750	11,336,969
Gainwell Acquisition Corp.,
Sr. Sec’d. Notes, 144A	9.000	09/01/31	6,980	7,277,509

				52,952,684

Pipelines 2.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	5,200	5,203,181
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	6,365	6,544,012
Buckeye Partners LP,
Sr. Unsec’d. Notes	3.950	12/01/26	2,209	2,201,342
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A	8.125	02/15/29	3,245	3,347,944
Prairie Acquiror LP,
Sr. Sec’d. Notes, 144A	9.000	08/01/29	3,615	3,740,984

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800%	05/15/30	10,905	$10,597,351
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	3,605	3,566,352
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	5,137	5,136,626
Gtd. Notes, 144A	6.000	12/31/30	5,156	5,148,731
Gtd. Notes, 144A	6.000	09/01/31	3,065	3,030,616
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	5,830	5,983,766
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/30	9,150	9,342,028
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	12,250	12,404,693
Sr. Sec’d. Notes, 144A	7.000	01/15/30	1,125	1,157,079
Sr. Sec’d. Notes, 144A	9.500	02/01/29	25,976	27,938,654
Sr. Sec’d. Notes, 144A(a)	9.875	02/01/32	7,410	7,894,970
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A(a)	6.125	12/15/30	20,448	20,867,601

				134,105,930

Real Estate 1.3%
CoreLogic, Inc.,
Sec’d. Notes, 144A	12.000	02/01/32	4,790	4,579,079
Sr. Sec’d. Notes, 144A	9.000	08/01/31	8,960	8,920,823
Five Point Operating Co. LP,
Gtd. Notes, 144A	8.000	10/01/30	7,685	7,889,340
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750	09/01/30	4,309	4,476,182
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	3,624	3,509,564
Sr. Unsec’d. Notes, 144A	5.875	03/01/32	4,705	4,621,225
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	16,375	15,881,176
Kennedy-Wilson, Inc.,
Gtd. Notes, 144A(a)	7.000	06/01/31	12,643	12,935,767
Gtd. Notes, 144A(a)	7.250	06/01/33	4,980	5,070,830

				67,883,986

Real Estate Investment Trusts (REITs) 3.3%
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	11/15/27	11,668	11,451,316
Gtd. Notes(a)	4.550	10/01/29	3,628	3,415,733
Gtd. Notes(a)	6.125	01/15/31	3,905	3,793,571
Gtd. Notes(a)	8.875	04/12/29	4,123	4,354,905
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	150	136,765
Sr. Sec’d. Notes, 144A	7.250	10/15/30	1,810	1,854,956
Sr. Unsec’d. Notes	4.750	02/15/28	1,225	1,198,463
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.250	09/15/32	3,740	3,754,005
Gtd. Notes, 144A	6.375	08/01/30	11,335	11,496,731
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	9,055	8,903,058
Sr. Sec’d. Notes, 144A(a)	8.500	02/15/32	1,925	1,951,347
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	4,040	4,133,769
Sr. Sec’d. Notes, 144A(a)	4.875	05/15/29	13,950	13,681,728
Sr. Sec’d. Notes, 144A	5.875	10/01/28	6,187	6,177,415

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 65

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500%	02/15/29	3,425	$3,368,031
Gtd. Notes, 144A	6.500	04/01/32	3,620	3,684,899
Gtd. Notes, 144A(a)	7.250	07/15/28	425	432,627
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000	04/01/29	2,968	3,010,746
Sr. Unsec’d. Notes, 144A	8.000	07/15/30	4,710	4,733,615
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	2,612	2,497,910
Sr. Unsec’d. Notes	3.875	02/15/27	50,504	50,359,398
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28	11,725	11,640,432
Sr. Unsec’d. Notes, 144A(a)	5.875	08/15/29	1,420	1,425,838
Sr. Unsec’d. Notes, 144A(a)	6.000	04/15/30	775	779,319
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	2,350	2,391,025
Sr. Unsec’d. Notes, 144A(a)	6.500	10/15/30	2,555	2,599,011
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	7,000	7,219,591
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.000	01/15/30	1,480	1,425,039

				171,871,243

Retail 2.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	14,610	13,787,340
Sec’d. Notes, 144A	4.375	01/15/28	7,306	7,232,352
Sr. Sec’d. Notes, 144A	3.500	02/15/29	9,075	8,734,729
Sr. Sec’d. Notes, 144A	3.875	01/15/28	7,832	7,705,467
Sr. Sec’d. Notes, 144A	5.625	09/15/29	1,397	1,402,574
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/31	17,010	18,771,404
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	5,839	5,722,472
Sr. Sec’d. Notes, 144A(a)	4.625	01/15/29	3,785	3,690,587
FirstCash, Inc.,
Gtd. Notes, 144A	4.625	09/01/28	825	810,852
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	20,950	19,809,427
Gtd. Notes, 144A	3.875	10/01/31	7,300	6,701,987
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	5,260	3,341,113
Sr. Sec’d. Notes, 144A	9.500	06/15/31	7,086	5,878,740
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	10,786	10,545,061
Lithia Motors, Inc.,
Gtd. Notes, 144A	4.625	12/15/27	1,700	1,693,774
Gtd. Notes, 144A(a)	5.500	10/01/30	3,525	3,499,033
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	10,200	9,791,486
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30	379	359,074
Sr. Sec’d. Notes, 144A	8.000	03/15/31	6,210	6,242,349
QXO Building Products, Inc.,
Gtd. Notes, 144A	6.500	07/15/31	5,525	5,588,564
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	04/01/32	2,600	2,661,569
White Cap Supply Holdings LLC,
Gtd. Notes, 144A	7.375	11/15/30	2,455	2,492,115

				146,462,069

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors 0.3%
Entegris, Inc.,
Gtd. Notes, 144A	4.375%	04/15/28	3,725	$3,681,169
Sr. Sec’d. Notes, 144A	4.750	04/15/29	11,150	10,988,303

				14,669,472

Software 1.9%
CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.000	02/01/31	4,360	3,912,006
Gtd. Notes, 144A(a)	9.250	06/01/30	31,485	29,245,979
Gtd. Notes, 144A	9.625	07/15/32	3,165	2,798,824
Gtd. Notes, 144A	9.750	10/01/31	6,694	5,983,425
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A	4.000	06/15/28	21,841	21,334,608
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A	7.250	07/01/33	4,955	5,153,953
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27	30,575	30,589,651

				99,018,446

Telecommunications 6.9%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	9.625	07/15/27	1,900	1,206,194
APLD ComputeCo 2 LLC,
Sr. Sec’d. Notes, 144A(a)	6.750	03/15/31	13,418	12,903,658
APLD ComputeCo 3 LLC,
Sr. Sec’d. Notes, 144A(a)	7.000	06/15/31	16,318	15,716,051
APLD ComputeCo LLC,
Sr. Sec’d. Notes, 144A(a)	9.250	12/15/30	21,225	22,377,323
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A(a)	6.125	02/15/31	12,895	12,910,734
Cipher Compute LLC,
Sr. Sec’d. Notes, 144A(a)	7.125	11/15/30	11,880	12,048,939
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A	9.000	09/15/29	7,511	7,862,014
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A	10.500	04/03/31	12,700	11,362,611
Core Scientific Finance I LLC,
Sr. Sec’d. Notes, 144A(a)	7.750	05/15/31	18,030	17,490,489
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30	520	52
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30	361	—
ELK Grove Village Property LLC,
Sr. Sec’d. Notes, 144A(a)	7.500	06/15/31	2,765	2,662,525
Flash Compute LLC,
Sr. Sec’d. Notes, 144A(a)	7.250	12/31/30	7,175	7,220,428
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	42,994	43,072,303
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	1,072	1,018,986
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A	5.375	06/15/29	3,050	2,924,560
Meridian Arc Holdco LLC,
Sr. Sec’d. Notes, 144A	6.250	04/30/31	39,410	37,462,060
PR RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	6.500	05/01/31	33,230	30,786,222
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC,
Sr. Sec’d. Notes, 144A	6.625	09/01/31	13,205	13,015,400

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 67

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	5.875%	03/01/31	35,015	$32,130,410
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29	9,030	8,923,327
Sr. Sec’d. Notes, 144A	4.750	04/15/28	4,287	4,271,284
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31	18,856	19,703,361
WULF Compute LLC,
Sr. Sec’d. Notes, 144A	7.750	10/15/30	25,455	26,461,760
Yondr JK 1 LLC,
Sr. Sec’d. Notes, 144A(a)	6.875	06/30/31	4,350	4,073,838
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A, Cash coupon 5.750% and PIK 0.500%(a)	6.250	03/09/30	2,139	2,139,514
Sr. Sec’d. Notes, 144A, Cash coupon 7.125% and PIK 1.875%	9.000	09/09/30	9,065	9,009,062

				358,753,105

Transportation 0.6%
RXO, Inc.,
Gtd. Notes, 144A(a)	6.375	05/15/31	3,365	3,376,422
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30	11,999	11,885,240
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	625	643,509
Gtd. Notes, 144A(a)	7.125	02/01/32	1,380	1,424,772
Sr. Sec’d. Notes, 144A	6.250	06/01/28	11,975	12,082,366

				29,412,309

TOTAL CORPORATE BONDS (cost $4,344,988,918)				4,336,348,960

FLOATING RATE AND OTHER LOANS 9.5%

Airlines 0.1%
Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%	7.475(c)	04/01/31	6,448	6,470,440

Auto Parts & Equipment 0.6%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.186(c)	05/06/30	9,224	9,249,443
2026 Term Loan, 1 Month SOFR + 2.500%	6.186(c)	01/28/32	10,577	10,603,930
First Brands Group LLC,
2021 Second Lien Term Loan	13.070	03/30/28(d)	12,502	2,250
Tenneco, Inc.,
Term A Loan, 2 Month SOFR + 4.850%	8.502(c)	11/17/28	3,683	3,677,199
Term B Loan, 3 Month SOFR + 5.100%	8.833(c)	11/17/28	8,500	8,495,750

				32,028,572

Building Materials 0.1%
American Bath/CP Atlas Buyer, Inc.,
2025 Term B Loan, 1 Month SOFR + 5.250%	8.936(c)	07/08/30	2,172	1,867,146
Cornerstone Building Brands, Inc.,
New Term B Loan, 3 Month SOFR + 3.350%	7.014(c)	04/12/28	1,544	749,010
Quikrete Holdings, Inc.,
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	5.936(c)	02/10/32	2,049	2,050,989

				4,667,145

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Chemicals 1.0%
ARC Falcon I, Inc. (Canada),
Initial Term B Loan, 1 Month SOFR + 4.500%	8.206%(c)	04/01/33	22,585	$21,846,245
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	8.673(c)	06/28/28	5,226	5,023,237
SCIH Salt Holdings, Inc.,
Term B Loan, 3 Month SOFR + 2.750%	6.499(c)	08/13/31	2,713	2,700,005
Starfruit Finco BV (Netherlands),
2026 Term B Loan, 3 Month SOFR + 3.500%	7.187(c)	07/08/31	2,926	2,935,929
TPC Group, Inc.,
Initial Term Loan, 3 Month SOFR + 5.750%	9.417(c)	12/16/31	12,517	12,508,802
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	12/31/27(d)	4,563	3,422,047
Term Loan, 3 Month SOFR + 8.000%^	13.905(c)	10/12/28(d)	8,401	168,015
Venator Materials LLC,
First Out Term B Loan, 3 Month SOFR + 8.000%^	14.002(c)	07/16/26(d)	4,616	3,462,156

				52,066,436

Commercial Services 0.8%
Allied Universal Holdco LLC,
Amendment No. 7 Replacement USD Term Loan, 1 Month SOFR + 3.250%	6.936(c)	08/20/32	7,867	7,896,649
Catawba Nation Gaming Authority,
Initial Term B Loan, 3 Month SOFR + 4.750%	8.573(c)	03/29/32	2,940	2,971,252
Cimpress USA, Inc. (Ireland),
2026 Tranche B-1 Term Loan, 1 Month SOFR + 2.500%	6.186(c)	06/03/33	6,845	6,858,198
Mavis Tire Express Services Topco Corp.,
2025 First Lien Incremental Term Loan, 6 Month SOFR + 3.000%	6.669(c)	05/04/28	13,153	13,137,141
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.573(c)	12/31/30	4,225	4,238,313
Second Out Term Loan, 3 Month SOFR + 4.862%	8.684(c)	12/31/30	4,695	4,243,429

				39,344,982

Computers 0.9%
Bingo Holdings I LLC,
Term Loan, 3 Month SOFR + 4.750%	8.482(c)	06/30/32	5,186	5,168,803
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.686(c)	03/01/29	34,577	32,641,509
NCR Atleos Corp.,
Term B Loan, 3 Month SOFR + 3.000%	6.668(c)	04/16/29	6,755	6,737,762
NCR Atleos LLC,
Term A Loan, 1 Month SOFR + 2.500%	6.186(c)	10/16/28	1,875	1,867,455

				46,415,529

Distribution/Wholesale 0.1%
Olympus Water US Holding Corp.,
Term B-6 Dollar Loan, 3 Month SOFR + 3.000%	6.732(c)	06/20/31	6,965	6,962,905

Electric 0.0%
Heritage Power LLC,
Term Loan, 3 Month SOFR + 7.000%	9.232(c)	07/20/28	1,206	1,178,425

Entertainment 0.3%
Discovery Global Holdings, Inc.,
Initial Dollar Term Loan, 1 Month SOFR + 2.500%	6.186(c)	06/03/33	7,797	7,812,320
J&J Ventures Gaming LLC,
2025 Term Loan, 1 Month SOFR + 3.500%	7.186(c)	04/26/30	7,708	7,621,285

				15,433,605

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 69

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Environmental Control 0.0%
GFL Environmental Holdings US, Inc.,
Term Loan	—%(p)	08/31/33		1,140	$1,144,275

Forest Products & Paper 0.1%
Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	8.073(c)	11/04/31		3,733	3,736,635

Healthcare-Services 0.1%
LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%	7.503(c)	05/16/31		3,746	3,582,985

Holding Companies-Diversified 0.2%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.343(c)	12/19/30		8,681	8,600,894

Insurance 1.1%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.686(c)	11/06/30		11,363	9,621,040
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	6.936(c)	06/21/32		12,521	9,902,318
Asurion LLC,
New B-04 Term Loan, 3 Month SOFR + 5.512%	9.334(c)	01/20/29		5,429	5,433,832
New B-12 Term Loan, 3 Month SOFR + 4.250%	8.073(c)	09/19/30		30,688	30,400,473

					55,357,663

Internet 0.1%
Arches Buyer, Inc.,
Amendment No. 7 Refinancing Term Loan, 1 Month SOFR + 4.250%	7.936(c)	08/04/31		3,650	3,607,405
Diamond Sports Net LLC,
First Lien Exit Term Loan	12.000	01/03/28		393	64,177

					3,671,582

Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom),
Facility A, Cash coupon 6.250% and PIK 6.250%^	12.500	10/31/29	GBP	8,785	11,154,299

Leisure Time 0.3%
International Park Holdings BV (Netherlands),
2025 Facility B, 6 Month EURIBOR + 5.500%^	8.096(c)	01/30/32	EUR	9,350	10,804,072
Invited, Inc.,
Closing Date Term B Loan, 1 Month SOFR + 5.250%^	8.936(c)	06/09/32		5,204	5,203,508

					16,007,580

Machinery-Diversified 0.1%
Graftech Global Enterprises, Inc.,
Delayed Draw Term Loan, 3 Month SOFR + 6.000%	9.733(c)	12/21/29		1,136	1,096,239
Initial Term Loan, 3 Month SOFR + 6.000%	9.810(c)	12/21/29		1,989	1,918,417

					3,014,656

Media 1.2%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%	8.753(c)	10/31/27		5,020	3,106,094
CSC Holdings LLC,
September 2019 Term Loan, PRIME + 1.500%	8.250(c)	04/15/27		6,161	3,634,744
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%	7.686(c)	06/26/29		468	466,916

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Media (cont’d.)
Radiate Holdco LLC, (cont’d.)
Delayed Draw Term Loan, 1 Month SOFR + 4.000%	7.686%(c)	06/26/29	468	$466,916
First Out Term Loan, 1 Month SOFR + 5.114%	8.801(c)	09/25/29	63,487	55,837,869

				63,512,539

Metal Fabricate/Hardware 0.0%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%^	10.232(c)	04/23/30	2,815	2,814,844

Oil & Gas 0.0%
Hilcorp Energy I LP,
Repriced Term Loan, 1 Month SOFR + 1.750%	5.409(c)	02/11/30	2,493	2,490,321

Packaging & Containers 0.6%
LABL, Inc.,
2026 (USD) Term Loan, 3 Month SOFR + 4.875%	11.136(c)	05/02/33	7,772	6,568,485
Trident TPI Holdings, Inc.,
Tranche B-7 Term Loan, 3 Month SOFR + 3.750%	7.482(c)	09/15/28	27,718	27,102,089

				33,670,574

Retail 0.2%
Carvana Co.,
Term B Loan, 1 Month SOFR + 2.250%	5.936(c)	08/15/33	7,750	7,704,818
LBM Acquisition LLC,
Incremental Term B Loan, 1 Month SOFR + 3.850%	7.538(c)	06/06/31	1,667	1,287,130

				8,991,948

Software 0.5%
Coreweave Financing V LLC,
Delayed Draw Term Loan, 1 Month SOFR + 5.500%	4.717(c)	09/01/31	1,756	1,760,129
Lambda, Inc.,
Term Loan	—(p)	12/31/30	125	125,586
Oak-Eagle Acquireco, Inc.,
Tranche A-1 Term Loan, 1 Month SOFR + 2.500%^	2.500(c)	03/23/29	17,475	17,475,000
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.051(c)	07/14/28	9,112	4,438,670

				23,799,385

Telecommunications 0.9%
Connect Holdings 2 LLC,
Delayed Draw Term B Loan, 1 Month SOFR + 4.250%	7.936(c)	04/03/31	12,415	10,583,788
Digicel International Finance Ltd. (Jamaica),
Term B Loan, 3 Month SOFR + 4.500%	8.232(c)	08/06/32	10,416	10,497,294
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%	8.273(c)	03/02/29	6,542	6,586,979
Initial Term Loan, 1 Month SOFR + 4.614%	8.273(c)	05/30/30	2,856	2,873,456
Xplore, Inc.,
Initial Term Loan, 3 Month SOFR + 5.262%^	9.013(c)	08/04/27	2,163	2,163,141
Initial Term Loan, 3 Month SOFR + 5.262%	9.084(c)	10/24/29	2,425	2,247,221
Second Out Term Loan, 3 Month SOFR + 1.762%	6.000(c)	10/24/31	9,161	6,259,809

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 71

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)
Zayo Group Holdings, Inc.,
Dollar Term Loan, 1 Month SOFR + 3.614%	7.301%(c)	03/11/30	6,844	$6,851,083

				48,062,771

TOTAL FLOATING RATE AND OTHER LOANS (cost $529,374,462)				494,180,990

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Notes(k)	3.375	02/29/28	755	744,943
U.S. Treasury Notes(k)	3.500	09/30/26	1,887	1,886,337
U.S. Treasury Notes(k)	3.875	06/30/30	5,120	5,016,400
U.S. Treasury Notes(k)	4.000	05/31/28	2,648	2,632,918
U.S. Treasury Notes(k)	4.125	10/31/26	3,165	3,165,865
U.S. Treasury Notes(k)	4.125	11/15/27	5,325	5,315,224
U.S. Treasury Notes(h)	4.125	06/30/28	62,400	62,170,875
U.S. Treasury Notes(k)	4.250	12/31/26	3,200	3,203,250

TOTAL U.S. TREASURY OBLIGATIONS (cost $84,408,782)				84,135,812

			Shares
AFFILIATED EXCHANGE-TRADED FUNDS 1.1%
Fixed Income
PGIM AAA CLO ETF			925,000	47,461,750
PGIM Active High Yield Bond ETF			275,000	9,512,250

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $57,060,563)(wa)				56,974,000

COMMON STOCKS 1.1%

Chemicals 0.2%
Cornerstone Chemical Co.*^(x)			144,561	722,805
TPC Group, Inc.*			319,092	7,764,465
Venator Materials PLC*^(x)			26,944	3

				8,487,273

Containers & Packaging 0.0%
Ardagh Holdings SA (Luxembourg)*			947	5,209
Labels Buyer LLC			6,483	460,293
LABL, Inc.*			428	30,388

				495,890

Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^			41,315	1,239,450

Gas Utilities 0.2%
Ferrellgas Partners LP*			500,630	11,068,929

Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)			87,655	19,021

Oil, Gas & Consumable Fuels 0.4%
Expand Energy Corp.			45,874	4,502,992
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*(x)			6,933	533,841

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*(x)	217,638	$16,758,126
Heritage Power LLC, Litigation Trust Interests*^(x)	181,423	90,712

		21,885,671

Software 0.0%

Mitel Networks International Ltd. (Canada)*^	2,915	29

Wireless Telecommunication Services 0.3%

Digicel International Finance Ltd. (Jamaica)*(x)	475,786	12,687,785
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*(x)	768,379	554,616
Xplore, Inc. (Canada), CVR*^(x)	40,752	4

		13,242,405

TOTAL COMMON STOCKS (cost $71,229,899)		56,438,668

PREFERRED STOCKS 0.6%

Containers & Packaging 0.1%

Labels Buyer LLC, Series A, 12.000%, Maturing 09/29/26	2,803	2,074,220

LABL, Inc., Backstop Commitment & Holdback - 4(a)(2) Exempt, 12.000%, Maturing 12/31/79	677	500,980

		2,575,200

Electronic Equipment, Instruments & Components 0.2%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	8,375	9,107,812

Trading Companies & Distributors 0.3%

QXO, Inc., Series C, 4.750%, Maturing 04/01/33	2,016	16,107,879

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^(x)	24,033	851,970

TOTAL PREFERRED STOCKS (cost $32,346,842)		28,642,861

	Units

WARRANTS* 0.0%

Containers & Packaging

Labels Buyer LLC, expiring 04/29/33 (cost $20,760)	2,595	4,650

TOTAL LONG-TERM INVESTMENTS (cost $5,121,225,317)		5,058,521,261

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 73

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 7.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wa)	80,407,498	$80,407,498
PGIM Institutional Money Market Fund (7-day effective yield 3.874%) (cost $286,575,772; includes $285,757,407 of cash collateral for securities on loan)(b)(wa)	286,803,713	286,574,269

TOTAL SHORT-TERM INVESTMENTS (cost $366,983,270)		366,981,767

TOTAL INVESTMENTS 104.5% (cost $5,488,208,587)		5,425,503,028
Liabilities in excess of other assets(z) (4.5)%		(234,157,132)

NET ASSETS 100.0%		$5,191,345,896

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $73,685,259 and 1.4% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $279,370,824; cash collateral of $285,757,407 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2026.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

Aethon IV Newco LLC, Sr. Unsec’d. Notes, 0.000%(cc), 09/30/31^	07/14/26	$8,027,750	$8,027,750	0.2%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A, 6.125%, 01/15/29	11/25/25	765,000	144,062	0.0
Cornerstone Chemical Co.*^	12/06/23	2,746,659	722,805	0.0
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29	05/07/25-04/30/26	3,001,867	3,058,042	0.1
CP Atlas Buyer, Inc., Sr. Sec’d. Notes, 144A, 9.750%, 07/15/30	07/01/25	2,135,000	1,876,469	0.0
CSC Holdings LLC, Gtd. Notes, 144A, 3.375%, 02/15/31	06/07/24	121,500	104,019	0.0
CSC Holdings LLC, Gtd. Notes, 144A, 4.125%, 12/01/30	06/07/24	127,500	105,693	0.0
CSC Holdings LLC, Gtd. Notes, 144A, 5.375%, 02/01/28	02/04/22-12/17/25	5,505,500	3,549,750	0.1
CSC Holdings LLC, Gtd. Notes, 144A, 5.500%, 04/15/27	02/17/22-12/18/25	12,604,183	7,814,417	0.2
CSC Holdings LLC, Gtd. Notes, 144A, 6.500%, 02/01/29	12/18/25	459,725	376,914	0.0
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 4.625%, 12/01/30	06/04/24	87,000	43,126	0.0
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 7.500%, 04/01/28	02/17/22-05/12/26	3,025,915	1,572,722	0.0
Diamond Sports Group LLC*	01/02/25	229,493	19,021	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	52	52	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	36	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	39,781	851,970	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	577,847	12,687,785	0.2
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	11/21/23	—	533,841	0.0
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	11/21/23-11/01/24	4,812,545	16,758,126	0.3
Heritage Power LLC, Litigation Trust Interests*^	11/21/23	90,712	90,712	0.0
Stonepeak Falcon Holdings, Inc. (Canada)(Class A Stock)*	10/17/24-10/24/24	3,384,423	554,616	0.0

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

(x) Restricted Securities (continued):

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Venator Materials PLC*^	12/21/23	$43,833,355	$3	0.0%
Xplore, Inc. (Canada), CVR*^	10/24/24	440	4	0.0

Total		$91,576,283	$58,891,899	1.1%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at August 31, 2026:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Aethon IV Newco LLC, 0.000%(cc), Maturity Date 09/30/31 (cost $8,027,750)^(x)	8,150	$8,027,750	$—	$—

Unfunded loan commitments outstanding at August 31, 2026:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Coreweave Financing V LLC, Delayed Draw Term Loan, 0.500%, Maturity Date 09/01/31 (cost $2,032,009)	2,094	$2,099,496	$67,487	$—
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $1,800,000)^	1,800	1,800,000	—	—
Invited, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 05/31/32 (cost $351,085)^	353	352,780	1,695	—
Invited, Inc., Delayed Draw Term Loan, 0.500%, Maturity Date 06/09/32 (cost $524,083)^	529	529,171	5,088	—
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $935,000)	935	933,831	—	(1,169)

		$5,715,278	$74,270	$(1,169)

Futures contracts outstanding at August 31, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,423	2 Year U.S. Treasury Notes	Dec. 2026	$292,048,517	$(728,263)
5,798	5 Year U.S. Treasury Notes	Dec. 2026	612,866,748	(2,297,049)

				(3,025,312)

Short Positions:
175	10 Year U.S. Treasury Notes	Dec. 2026	18,839,844	90,082
9	20 Year U.S. Treasury Bonds	Dec. 2026	977,625	(2,271)
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2026	330,094	1,988
740	Bloomberg High Yield Credit	Sep. 2026	84,815,100	(666,285)

				(576,486)

				$(3,601,798)

Forward foreign currency exchange contracts outstanding at August 31, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/02/26	BOA	GBP	13,352	$18,206,420	$18,091,576	$—	$(114,844)
Euro,
Expiring 09/02/26	BNY	EUR	17,036	19,887,926	19,789,842	—	(98,084)

				$38,094,346	$37,881,418	—	(212,928)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 75

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Forward foreign currency exchange contracts outstanding at August 31, 2026 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/02/26	HSBC	GBP	13,352	$17,782,743	$18,091,576	$—	$(308,833)
Expiring 10/02/26	BOA	GBP	13,352	18,206,246	18,092,287	113,959	—
Euro,
Expiring 09/02/26	GSI	EUR	17,036	19,418,770	19,789,842	—	(371,072)
Expiring 10/02/26	BNY	EUR	17,036	19,910,908	19,812,899	98,009	—

				$75,318,667	$75,786,604	211,968	(679,905)

						$211,968	$(892,833)

Credit default swap agreements outstanding at August 31, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2026(4)	Value at Trade Date	Value at August 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.46.V3	06/20/31	5.000%(Q)	112,264	3.009%	$8,715,992	$9,997,583	$1,281,591

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$7,819,752
JPS	—	8,435,968

Total	$—	$16,255,720

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Security
Collateralized Loan Obligation	$—	$1,795,320	$—
Corporate Bonds	—	4,331,350,351	4,998,609
Floating Rate and Other Loans	—	437,513,908	56,667,082
U.S. Treasury Obligations	—	84,135,812	—
Affiliated Exchange-Traded Funds
Fixed Income	56,974,000	—	—
Common Stocks	15,571,921	38,813,744	2,053,003
Preferred Stocks	—	18,683,079	9,959,782
Warrants	—	4,650	—
Short-Term Investments
Affiliated Mutual Funds	366,981,767	—	—

Total	$439,527,688	$4,912,296,864	$73,678,476

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—	**
Unfunded Loan Commitments	—	67,487	6,783
Futures Contracts	92,070	—	—
OTC Forward Foreign Currency Exchange Contracts	—	211,968	—
Centrally Cleared Credit Default Swap Agreement	—	1,281,591	—

Total	$92,070	$1,561,046	$6,783

Liabilities
Unfunded Loan Commitment	$—	$(1,169)	$—
Futures Contracts	(3,693,868)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(892,833)	—

Total	$(3,693,868)	$(894,002)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments and unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks
Balance as of 08/31/25	$7,705,213	$64,386,368	$5,137,721	$1,496,813
Realized gain (loss)	(10,981,210)	259,715	38,976	23,703
Change in unrealized appreciation (depreciation)	10,967,139	(7,942,077)	(3,085,156)	648,514
Purchase/Exchange/Issuances	—	25,769,686	438	7,884,375
Sales/Paydowns	(36,846)	(36,071,499)	(38,976)	(93,623)
Accrued discount/premium	18,030	413,528	—	—
Transfer into Level 3*	431,269	23,207,457	—	—
Transfer out of Level 3*	(3,104,986)	(13,356,096)	—	—

Balance as of 08/31/26	$4,998,609	$56,667,082	$2,053,003	$9,959,782

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 77

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(17,850)	$(7,979,662)	$(3,085,149)	$648,514

	Unfunded Corporate Bond Commitment	Unfunded Loan Commitments
Balance as of 08/31/25	$—	$5,730
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	1,053
Purchase/Exchange/Issuances	—	—
Sales/Paydowns	—	—
Accrued discount/premium	—	—
Transfer into Level 3*	—	—
Transfer out of Level 3*	—	—

Balance as of 08/31/26	$—	$6,783

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$6,783

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of August 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs (Range)	Directional Impact on Fair Value from Input Increase
Corporate Bonds	$—	Market/Recovery Value	Recovery Rate	0.00%	Increase
Corporate Bonds	4,998,609	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Floating Rate and Other Loans	10,804,072	Income/Discounted Cash Flow	Discount Rate	8.99%	Decrease
Floating Rate and Other Loans	11,154,299	Market/Comparable Bond	Adjusted Yield	14.22%	Decrease
Floating Rate and Other Loans	7,052,218	Market/Recovery Value	Recovery Rate	2.00% -75.00%	Increase
Floating Rate and Other Loans	5,203,508	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Common Stocks	813,524	Market/Recovery Value	Recovery Rate	0.00% -5.00%	Increase
Preferred Stocks	9,107,812	Market/Discounted Redemption Value	Liquidity Discount to Redemption Premium	48.00%	Decrease
Preferred Stocks	851,970	Market/Net Present Value	Discount Rate	15.00%	Decrease
Unfunded Corporate Bond Commitment	—	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Unfunded Loan Commitments	6,783	Market/Transaction Based	Discount/Premium Factor	0.00%	NA

	$49,992,795

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of August 31, 2026, the aggregate value of these securities and/or derivatives was $23,692,464. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2026 were as follows:

Telecommunications	7.8%
Affiliated Mutual Funds (5.5% represents investments purchased with collateral from securities on loan)	7.1
Diversified Financial Services	6.3
Commercial Services	5.5
Healthcare-Services	5.4

Oil & Gas	5.1%
Home Builders	4.3
Media	4.2
Electric	3.7
Real Estate Investment Trusts (REITs)	3.3
Packaging & Containers	3.0

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Industry Classification (continued):

Retail	3.0%
Entertainment	2.9
Pipelines	2.6
Lodging	2.5
Software	2.4
Chemicals	2.3
Mining	2.1
Computers	1.8
Environmental Control	1.8
U.S. Treasury Obligations	1.6
Auto Parts & Equipment	1.6
Leisure Time	1.6
Internet	1.6
Insurance	1.6
Airlines	1.5
Real Estate	1.3
Iron/Steel	1.2
Building Materials	1.2
Affiliated Exchange-Traded Funds	1.1
Pharmaceuticals	1.0
Auto Manufacturers	1.0
Foods	0.9
Apparel	0.7
Aerospace & Defense	0.7
Machinery-Construction & Mining	0.6
Transportation	0.6
Banks	0.5
Advertising	0.5
Distribution/Wholesale	0.5
Electrical Components & Equipment	0.5
Housewares	0.5
Oil & Gas Services	0.5

Home Furnishings	0.4%
Oil, Gas & Consumable Fuels	0.4
Machinery-Diversified	0.4
Household Products/Wares	0.4
Trading Companies & Distributors	0.3
Semiconductors	0.3
Miscellaneous Manufacturing	0.3
Wireless Telecommunication Services	0.3
Investment Companies	0.3
Gas	0.3
Gas Utilities	0.2
Forest Products & Paper	0.2
Electronic Equipment, Instruments & Components	0.2
Holding Companies-Diversified	0.2
Metal Fabricate/Hardware	0.1
Coal	0.1
Cosmetics/Personal Care	0.1
Containers & Packaging	0.1
Electronics	0.0	*
Collateralized Loan Obligation	0.0	*
Electric Utilities	0.0	*
Engineering & Construction	0.0	*
Interactive Media & Services	0.0	*

	104.5
Liabilities in excess of other assets	(4.5)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$1,281,591	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	211,968		Unrealized depreciation on OTC forward foreign currency exchange contracts	892,833
Interest rate contracts	Due from/to broker-variation margin futures	92,070	*	Due from/to broker-variation margin futures	3,693,868	*

		$1,585,629			$4,586,701

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 79

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

The effects of derivative instruments on the Statement of Operations for the year ended August 31, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$166,141	$—	$—	$14,048,787
Foreign exchange contracts	—	—	1,302,333	—
Interest rate contracts	—	(15,244,883)	—	1,321,784

Total	$166,141	$(15,244,883)	$1,302,333	$15,370,571

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(6,790,924)
Foreign exchange contracts	—	(705,966)	—
Interest rate contracts	(5,363,398)	—	(1,615,834)

Total	$(5,363,398)	$(705,966)	$(8,406,758)

For the year ended August 31, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (1)	$ 4,930,000
Futures Contracts - Long Positions (1)	795,646,567
Futures Contracts - Short Positions (1)	74,955,332
Forward Foreign Currency Exchange Contracts - Purchased (2)	41,363,826
Forward Foreign Currency Exchange Contracts - Sold (2)	83,603,525
Credit Default Swap Agreements - Sell Protection (1)	168,735,840
Total Return Swap Agreements (1)	57,408,000

*	Average volume is based on average quarter end balances for the year ended August 31, 2026.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$279,370,824	$(279,370,824)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNY	$ 98,009	$ (98,084)	$ (75)	$ —	$ (75)
BOA	113,959	(114,844)	(885)	—	(885)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2026

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
GSI	$—	$(371,072)	$(371,072)	$295,768	$(75,304)
HSBC	—	(308,833)	(308,833)	277,721	(31,112)

	$211,968	$(892,833)	$(680,865)	$573,489	$(107,376)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 81

PGIM Short Duration High Yield Income Fund

Statement of Assets & Liabilities

as of August 31, 2026

Assets
Investments at value, including securities on loan of $279,370,824:
Unaffiliated investments (cost $5,064,164,754)	$5,001,547,261
Affiliated investments (cost $424,043,833)	423,955,767
Cash	474,225
Foreign currency, at value (cost $3,254,029)	3,253,735
Dividends and interest receivable	76,333,574
Receivable for investments sold	16,376,544
Receivable for Fund shares sold	4,887,610
Unrealized appreciation on OTC forward foreign currency exchange contracts	211,968
Unrealized appreciation on unfunded loan commitments	74,270
Due from broker—variation margin swaps	24,345
Prepaid expenses	94

Total Assets	5,527,139,393

Liabilities
Payable to broker for collateral for securities on loan	285,757,407
Payable for investments purchased	30,438,544
Payable for Fund shares purchased	11,167,626
Management fee payable	2,944,218
Dividends and Distributions payable	2,023,056
Accrued expenses and other liabilities	1,806,475
Unrealized depreciation on OTC forward foreign currency exchange contracts	892,833
Due to broker—variation margin futures	553,972
Distribution fee payable	188,152
Affiliated transfer agent fee payable	10,072
Directors’ fees payable	9,973
Unrealized depreciation on unfunded loan commitment	1,169

Total Liabilities	335,793,497

Net Assets	$5,191,345,896

Net assets were comprised of:
Common stock, at par	$6,257,593
Paid-in capital in excess of par	5,773,877,380
Total distributable earnings (loss)	(588,789,077)

Net assets, August 31, 2026	$5,191,345,896

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Statement of Assets & Liabilities (continued)

as of August 31, 2026

Class A
Net asset value and redemption price per share,
($403,608,310 ÷ 48,662,417 shares of common stock issued and outstanding)	$8.29
Maximum sales charge (2.25% of offering price)	0.19

Maximum offering price to public	$8.48

Class C
Net asset value, offering price and redemption price per share, ($120,463,556 ÷ 14,525,398 shares of common stock issued and outstanding)	$8.29

Class Z
Net asset value, offering price and redemption price per share, ($4,161,211,029 ÷ 501,606,909 shares of common stock issued and outstanding)	$8.30

Class R6
Net asset value, offering price and redemption price per share, ($506,063,001 ÷ 60,964,585 shares of common stock issued and outstanding)	$8.30

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 83

PGIM Short Duration High Yield Income Fund

Statement of Operations

Year Ended August 31, 2026

Net Investment Income (Loss)
Income
Interest income	$339,609,746
Affiliated dividend income	6,243,725
Income from securities lending, net (including affiliated income of $557,981)	560,575
Unaffiliated dividend income	105,510

Total income	346,519,556

Expenses
Management fee	35,582,473
Distribution fee(a)	2,327,536
Transfer agent’s fees and expenses (including affiliated expense of $67,389)(a)	4,762,703
Custodian and accounting fees	408,369
Registration fees(a)	187,245
Shareholders’ reports	139,477
Directors’ fees	73,446
Professional fees	67,717
Audit fee	50,293
SEC registration fees	17,579
Miscellaneous	85,412

Total expenses	43,702,250
Less: Fee waiver and/or expense reimbursement(a)	(2,615,233)

Net expenses	41,087,017

Net investment income (loss)	305,432,539

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(19,928))	(20,501,331)
Futures transactions	(15,244,883)
Forward currency contract transactions	1,302,333
Options written transactions	166,141
Swap agreement transactions	15,370,571
Foreign currency transactions	1,439,993

(17,467,176)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(522,776))	(96,675,419)
Futures	(5,363,398)
Forward currency contracts	(705,966)
Swap agreements	(8,406,758)
Foreign currencies	(2,115)
Unfunded loan commitment	49,371

(111,104,285)

Net gain (loss) on investment and foreign currency transactions	(128,571,461)

Net Increase (Decrease) In Net Assets Resulting From Operations	$176,861,078

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,023,950	1,303,586	—	—
Transfer agent’s fees and expenses	307,722	102,862	4,310,066	42,053
Registration fees	27,895	23,206	105,464	30,680
Fee waiver and/or expense reimbursement	(131,015)	(61,184)	(2,349,518)	(73,516)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Statements of Changes in Net Assets

	Year Ended August 31,
	2026	2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$305,432,539	$304,667,554
Net realized gain (loss) on investment and foreign currency transactions	(17,467,176)	363,936
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(111,104,285)	62,189,458

Net increase (decrease) in net assets resulting from operations	176,861,078	367,220,948

Dividends and Distributions
Distributions from distributable earnings
Class A	(24,694,272)	(26,781,105)
Class C	(6,881,806)	(8,405,276)
Class Z	(259,382,379)	(259,318,961)
Class R6	(33,698,335)	(34,284,403)

	(324,656,792)	(328,789,745)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,528,093,081	1,677,927,392
Net asset value of shares issued in reinvestment of dividends and distributions	301,643,484	305,324,303
Cost of shares purchased	(1,629,557,295)	(1,800,286,531)

Net increase (decrease) in net assets from Fund share transactions	200,179,270	182,965,164

Total increase (decrease)	52,383,556	221,396,367

Net Assets:
Beginning of year	5,138,962,340	4,917,565,973

End of year	$5,191,345,896	$5,138,962,340

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 85

PGIM Short Duration High Yield Income Fund

Financial Highlights

Class A Shares

	Year Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.53	$8.46	$8.19	$8.19	$9.08
Income (loss) from investment operations:
Net investment income (loss)	0.48	0.50	0.48	0.43	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.21)	0.11	0.33	0.07	(0.79)
Total from investment operations	0.27	0.61	0.81	0.50	(0.47)
Less Dividends and Distributions:
Dividends from net investment income	(0.51)	(0.54)	(0.54)	(0.50)	(0.42)
Net asset value, end of year	$8.29	$8.53	$8.46	$8.19	$8.19
Total Return(b):	3.22%	7.52%	10.26%	6.33%	(5.32)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$403,608	$421,147	$415,669	$382,916	$374,112
Average net assets (000)	$409,580	$415,158	$389,827	$365,519	$387,572
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.03%	1.04%	1.04%	1.04%	1.04%
Net investment income (loss)	5.66%	5.96%	5.83%	5.30%	3.73%
Portfolio turnover rate(d)	68%	61%	61%	32%	43%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Financial Highlights (continued)

Class C Shares

	Year Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.53	$8.46	$8.19	$8.19	$9.08
Income (loss) from investment operations:
Net investment income (loss)	0.41	0.44	0.42	0.37	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.21)	0.11	0.33	0.07	(0.80)
Total from investment operations	0.20	0.55	0.75	0.44	(0.54)
Less Dividends and Distributions:
Dividends from net investment income	(0.44)	(0.48)	(0.48)	(0.44)	(0.35)
Net asset value, end of year	$8.29	$8.53	$8.46	$8.19	$8.19
Total Return(b):	2.45%	6.72%	9.44%	5.54%	(5.92)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$120,464	$138,656	$158,601	$177,138	$206,423
Average net assets (000)	$130,359	$147,204	$165,318	$189,264	$249,871
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses before waivers and/or expense reimbursement	1.80%	1.80%	1.81%	1.80%	1.79%
Net investment income (loss)	4.91%	5.21%	5.08%	4.54%	2.95%
Portfolio turnover rate(d)	68%	61%	61%	32%	43%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 87

PGIM Short Duration High Yield Income Fund

Financial Highlights (continued)

Class Z Shares

	Year Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.53	$8.46	$8.19	$8.19	$9.08
Income (loss) from investment operations:
Net investment income (loss)	0.50	0.52	0.50	0.45	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.20)	0.12	0.33	0.07	(0.80)
Total from investment operations	0.30	0.64	0.83	0.52	(0.45)
Less Dividends and Distributions:
Dividends from net investment income	(0.53)	(0.57)	(0.56)	(0.52)	(0.44)
Net asset value, end of year	$8.30	$8.53	$8.46	$8.19	$8.19
Total Return(b):	3.60%	7.79%	10.53%	6.60%	(5.08)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$4,161,211	$4,034,618	$3,815,741	$3,636,190	$3,338,292
Average net assets (000)	$4,130,987	$3,870,905	$3,684,295	$3,488,961	$3,408,050
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.81%	0.81%	0.82%	0.81%	0.81%
Net investment income (loss)	5.91%	6.21%	6.08%	5.56%	3.99%
Portfolio turnover rate(d)	68%	61%	61%	32%	43%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Financial Highlights (continued)

Class R6 Shares

	Year Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.54	$8.46	$8.20	$8.19	$9.08
Income (loss) from investment operations:
Net investment income (loss)	0.50	0.53	0.51	0.45	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.21)	0.12	0.32	0.08	(0.79)
Total from investment operations	0.29	0.65	0.83	0.53	(0.44)
Less Dividends and Distributions:
Dividends from net investment income	(0.53)	(0.57)	(0.57)	(0.52)	(0.45)
Net asset value, end of year	$8.30	$8.54	$8.46	$8.20	$8.19
Total Return(b):	3.53%	7.97%	10.46%	6.78%	(5.03)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$506,063	$544,542	$527,555	$465,623	$837,030
Average net assets (000)	$532,505	$507,639	$499,694	$654,572	$913,657
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses before waivers and/or expense reimbursement	0.71%	0.72%	0.72%	0.72%	0.71%
Net investment income (loss)	5.96%	6.26%	6.13%	5.55%	4.05%
Portfolio turnover rate(d)	68%	61%	61%	32%	43%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 89

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios, Inc. 15 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM High Yield Fund and PGIM Short Duration High Yield Income Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM High Yield Fund (“High Yield”)	Maximize current income. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with the Fund’s primary objective of current income.
PGIM Short Duration High Yield Income Fund (“Short Duration High Yield Income”)	Provide a high level of current income.

Financial Statements and other information regarding any underlying mutual funds or ETFs held by the Fund(s), if any, are available at pgim.com/mutual-fund-documents. You may also request this information by calling (800) 225-1852 or, from outside the United States, (973) 367-3529.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Funds, as listed in each Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to the Funds’ investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price are based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; an assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst, media, or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair

Notes to Financial Statements (continued)

value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, each Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When each Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the

Notes to Financial Statements (continued)

settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: Certain Funds held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Notes to Financial Statements (continued)

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on interest income, dividends, capital gains on investments, or certain foreign currency transactions by certain countries in which it invests. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on dividends are presented as “Foreign withholding tax”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) or change in unrealized appreciation (depreciation) on securities on the accompanying Statement of Operations. To the extent that the Funds have country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Funds is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Certain Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention if more likely than not the Fund will receive the reclaim back in accordance with ASC 740. Any professional fees associated with recovery of foreign withholding taxes are recorded as an expense within the Professional fees line item on the Statement of Operations.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to each Fund through its investment group PGIM Credit, and PGIM Limited (collectively the “subadviser”). In 2025, PGIM Fixed Income and PGIM Private Credit (formerly known as PGIM Private Capital) were combined to form PGIM Credit. The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2026, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

High Yield	0.50% of average daily net assets up to and including $250 million; 0.475% on next $500 million of average daily net assets; 0.45% of next $750 million of average daily net assets; 0.425% on next $500 million of average daily net assets; 0.40% on next $500 million of average daily net assets; 0.375% on next $500 million of average daily net assets; 0.35% on average daily net assets over $3 billion.	0.36%

Short Duration High Yield Income	0.700% of average daily net assets up to and including $2 billion; 0.675% on next $3 billion of average daily net assets; 0.655% on average daily net assets over $5 billion.	0.68

The Manager has contractually agreed, through December 31, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements as indicated in the table below. This contractual expense waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation

High Yield - Class A	—%

High Yield - Class C	—

High Yield - Class R	—

High Yield - Class Z	—

High Yield - Class R2	0.91

High Yield - Class R4	0.66

High Yield - Class R6	—

Short Duration High Yield Income - Class A	1.00

Short Duration High Yield Income - Class C	1.75

Short Duration High Yield Income - Class Z	0.75

Short Duration High Yield Income — Class R6	0.70

Separately, the Manager has contractually agreed that to the extent each Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through December 31, 2027 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The High Yield Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC

Notes to Financial Statements (continued)

(“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

High Yield - Class A	0.25%	0.25%	N/A	%

High Yield - Class C	1.00	1.00	N/A

High Yield - Class R	0.75	0.50	N/A

High Yield - Class Z	N/A	N/A	N/A

High Yield - Class R2	0.25	0.25	0.10

High Yield - Class R4	N/A	N/A	0.10

High Yield - Class R6	N/A	N/A	N/A

Short Duration High Yield Income - Class A	0.25	0.25	N/A

Short Duration High Yield Income - Class C	1.00	1.00	N/A

Short Duration High Yield Income - Class Z	N/A	N/A	N/A

Short Duration High Yield Income - Class R6	N/A	N/A	N/A

For the year ended August 31, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
High Yield - Class A	$765,429	$44,209
High Yield - Class C	—	15,630
Short Duration High Yield Income - Class A	215,802	8,726
Short Duration High Yield Income - Class C	—	10,290

PGIM Investments, PGIM, Inc., PMFS, PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended August 31, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended August 31, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

High Yield	$10,358,578,171	$8,103,626,883

Fund	Cost of Purchases	Proceeds from Sales

Short Duration High Yield Income	$3,097,317,470	$2,578,327,482

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended August 31, 2026, is presented as follows:

High Yield

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Long-Term Investments -Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF
$126,880,312	$104,667,946	$—	$(653,258)	$—	$230,895,000	4,500,000	$10,075,192		$—

PGIM Active High Yield Bond ETF
8,032,500	503,054,311	10,454,579	(13,556,834)	(221,148)	486,854,250	14,075,000	25,187,397		—
$134,912,812	$607,722,257	$10,454,579	$(14,210,092)	$(221,148)	$717,749,250		$35,262,589		$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wa)
246,895,067	5,834,056,568	5,679,460,796	—	—	401,490,839	401,490,839	11,862,071		—

PGIM Institutional Money Market Fund (7-day effective yield 3.874%)(b)(wa)
1,468,540,865	3,891,893,945	4,007,173,799	(82,199)	(47,379)	1,353,131,433	1,354,214,805	3,268,643	(1)	—
$1,715,435,932	$9,725,950,513	$9,686,634,595	$(82,199)	$(47,379)	$1,754,622,272		$15,130,714		$—
$1,850,348,744	$10,333,672,770	$9,697,089,174	$(14,292,291)	$(268,527)	$2,472,371,522		$50,393,303		$—

Short Duration High Yield Income

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions
Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF
$47,660,625	$—	$—	$(198,875)	$—	$47,461,750	925,000	$2,461,046		$—

PGIM Active High Yield Bond ETF
9,817,500	—	—	(305,250)	—	9,512,250	275,000	724,490		—
$57,478,125	$—	$—	$(504,125)	$—	$56,974,000		$3,185,536		$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wa)
99,857,036	1,835,953,665	1,855,403,203	—	—	80,407,498	80,407,498	3,058,189		—

PGIM Institutional Money Market Fund (7-day effective yield 3.874%)(b)(wa)
190,978,908	1,264,929,099	1,169,295,159	(18,651)	(19,928)	286,574,269	286,803,713	557,981	(1)	—
$290,835,944	$3,100,882,764	$3,024,698,362	$(18,651)	$(19,928)	$366,981,767		$3,616,170		$—
$348,314,069	$3,100,882,764	$3,024,698,362	$(522,776)	$(19,928)	$423,955,767		$6,801,706		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

Notes to Financial Statements (continued)

For the year ended August 31, 2026, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
High Yield	$1,496,344,635	$—	$—	$1,496,344,635
Short Duration High Yield Income	324,656,792	—	—	324,656,792

For the year ended August 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
High Yield	$1,440,640,964	$—	$—	$1,440,640,964
Short Duration High Yield Income	328,789,745	—	—	328,789,745

For the year ended August 31, 2026, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
High Yield	$82,092,496	$—
Short Duration High Yield Income	10,847,992	—

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of August 31, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
High Yield	$24,590,872,694	$643,987,887	$(1,248,835,480)	$(604,847,593)
Short Duration High Yield Income	5,626,030,676	82,721,738	(286,177,357)	(203,455,619)

The difference between GAAP basis and tax basis is primarily attributable to deferred losses on wash sales, differences in the treatment of premium amortization for GAAP and tax purposes, mark-to-market of futures contracts, swaps, investment in partnerships, investments in passive foreign investment companies, securities in default and other GAAP to tax differences.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of August 31, 2026 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
High Yield	$2,042,804,000	$—
Short Duration High Yield Income	390,276,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2026 are subject to such review.

7.	Capital and Ownership

The Short Duration High Yield Income Fund offers Class A, Class C, Class Z and Class R6 shares. The High Yield Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25% for the High Yield Fund and 2.25% for the Short Duration High Yield Income Fund. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 95,025,000,000 shares of common stock, $0.01 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares
High Yield - Class A	6,000,000,000
High Yield - Class B	50,000,000
High Yield - Class C	1,000,000,000
High Yield - Class R	500,000,000
High Yield - Class Z	41,000,000,000
High Yield - Class T	300,000,000
High Yield - Class R2	300,000,000
High Yield - Class R4	300,000,000
High Yield - Class R6	37,000,000,000
Short Duration High Yield Income - Class A	800,000,000
Short Duration High Yield Income - Class C	700,000,000
Short Duration High Yield Income - Class Z	5,500,000,000
Short Duration High Yield Income - Class T	75,000,000
Short Duration High Yield Income - Class R6	1,500,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of August 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
High Yield–Class A	11,165	0.1%
High Yield–Class Z	42,732	0.1

As of August 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), did not own any shares of the Short Duration High Yield Income Fund.

At the reporting period end, the number of shareholders holding greater than 5% of each Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
High Yield	—	—%
Short Duration High Yield Income	—	—
Unaffiliated:
High Yield	6	61.7
Short Duration High Yield Income	8	82.5

Transactions in shares of common stock were as follows:

High Yield

Share Class	Shares	Amount

Class A

Year ended August 31, 2026:

Shares sold	38,843,690	$187,778,631

Shares issued in reinvestment of dividends and distributions	17,935,975	86,383,912

Shares purchased	(68,509,276)	(330,560,587)

Net increase (decrease) in shares outstanding before conversion	(11,729,611)	(56,398,044)

Shares issued upon conversion from other share class(es)	7,373,773	35,533,827

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Shares purchased upon conversion into other share class(es)	(4,684,270)	$(22,575,718)

Net increase (decrease) in shares outstanding	(9,040,108)	$(43,439,935)

Year ended August 31, 2025:

Shares sold	46,736,973	$224,788,761

Shares issued in reinvestment of dividends and distributions	18,965,459	91,302,568

Shares purchased	(69,733,538)	(335,153,765)

Net increase (decrease) in shares outstanding before conversion	(4,031,106)	(19,062,436)

Shares issued upon conversion from other share class(es)	6,479,507	31,083,113

Shares purchased upon conversion into other share class(es)	(4,012,185)	(19,272,808)

Net increase (decrease) in shares outstanding	(1,563,784)	$(7,252,131)

Class C

Year ended August 31, 2026:

Shares sold	5,180,508	$25,054,904

Shares issued in reinvestment of dividends and distributions	2,193,855	10,550,771

Shares purchased	(5,858,042)	(28,199,565)

Net increase (decrease) in shares outstanding before conversion	1,516,321	7,406,110

Shares purchased upon conversion into other share class(es)	(4,604,505)	(22,135,437)

Net increase (decrease) in shares outstanding	(3,088,184)	$(14,729,327)

Year ended August 31, 2025:

Shares sold	6,222,445	$29,904,633

Shares issued in reinvestment of dividends and distributions	2,413,885	11,603,826

Shares purchased	(6,714,058)	(32,261,466)

Net increase (decrease) in shares outstanding before conversion	1,922,272	9,246,993

Shares purchased upon conversion into other share class(es)	(4,311,683)	(20,661,076)

Net increase (decrease) in shares outstanding	(2,389,411)	$(11,414,083)

Class R

Year ended August 31, 2026:

Shares sold	2,769,951	$13,367,205

Shares issued in reinvestment of dividends and distributions	992,487	4,776,394

Shares purchased	(2,242,754)	(10,796,755)

Net increase (decrease) in shares outstanding	1,519,684	$7,346,844

Year ended August 31, 2025:

Shares sold	2,808,953	$13,467,350

Shares issued in reinvestment of dividends and distributions	937,318	4,510,309

Shares purchased	(2,603,383)	(12,529,257)

Net increase (decrease) in shares outstanding	1,142,888	$5,448,402

Class Z

Year ended August 31, 2026:

Shares sold	766,922,875	$3,703,295,292

Shares issued in reinvestment of dividends and distributions	126,315,191	609,476,328

Shares purchased	(517,601,164)	(2,502,929,910)

Net increase (decrease) in shares outstanding before conversion	375,636,902	1,809,841,710

Shares issued upon conversion from other share class(es)	5,477,189	26,456,694

Shares purchased upon conversion into other share class(es)	(4,522,512)	(21,879,569)

Net increase (decrease) in shares outstanding	376,591,579	$1,814,418,835

Year ended August 31, 2025:

Shares sold	603,612,711	$2,908,880,768

Shares issued in reinvestment of dividends and distributions	119,361,152	575,943,936

Shares purchased	(647,823,269)	(3,108,756,128)

Net increase (decrease) in shares outstanding before conversion	75,150,594	376,068,576

Shares issued upon conversion from other share class(es)	11,970,311	57,836,646

Share Class	Shares	Amount

Shares purchased upon conversion into other share class(es)	(11,773,294)	$(56,954,175)

Net increase (decrease) in shares outstanding	75,347,611	$376,951,047

Class R2

Year ended August 31, 2026:

Shares sold	1,285,731	$6,213,697

Shares issued in reinvestment of dividends and distributions	312,211	1,506,609

Shares purchased	(2,565,820)	(12,409,172)

Net increase (decrease) in shares outstanding	(967,878)	$(4,688,866)

Year ended August 31, 2025:

Shares sold	1,735,656	$8,343,312

Shares issued in reinvestment of dividends and distributions	383,308	1,846,554

Shares purchased	(2,384,718)	(11,449,565)

Net increase (decrease) in shares outstanding	(265,754)	$(1,259,699)

Class R4

Year ended August 31, 2026:

Shares sold	2,444,729	$11,787,577

Shares issued in reinvestment of dividends and distributions	378,696	1,824,339

Shares purchased	(3,196,027)	(15,403,603)

Net increase (decrease) in shares outstanding	(372,602)	$(1,791,687)

Year ended August 31, 2025:

Shares sold	2,727,840	$13,141,441

Shares issued in reinvestment of dividends and distributions	431,413	2,078,218

Shares purchased	(3,273,157)	(15,728,955)

Net increase (decrease) in shares outstanding	(113,904)	$(509,296)

Class R6

Year ended August 31, 2026:

Shares sold	816,501,128	$3,948,514,972

Shares issued in reinvestment of dividends and distributions	134,196,513	646,352,999

Shares purchased	(751,427,921)	(3,632,549,525)

Net increase (decrease) in shares outstanding before conversion	199,269,720	962,318,446

Shares issued upon conversion from other share class(es)	2,765,988	13,352,202

Shares purchased upon conversion into other share class(es)	(1,815,019)	(8,751,999)

Net increase (decrease) in shares outstanding	200,220,689	$966,918,649

Year ended August 31, 2025:

Shares sold	637,270,181	$3,064,339,252

Shares issued in reinvestment of dividends and distributions	128,678,855	619,692,113

Shares purchased	(589,390,955)	(2,834,789,174)

Net increase (decrease) in shares outstanding before conversion	176,558,081	849,242,191

Shares issued upon conversion from other share class(es)	10,492,239	50,690,393

Shares purchased upon conversion into other share class(es)	(8,849,360)	(42,722,093)

Net increase (decrease) in shares outstanding	178,200,960	$857,210,491

Short Duration High Yield Income

Share Class	Shares	Amount

Class A

Year ended August 31, 2026:

Shares sold	7,697,334	$64,746,743

Shares issued in reinvestment of dividends and distributions	2,733,838	22,958,369

Shares purchased	(12,107,731)	(101,782,438)

Net increase (decrease) in shares outstanding before conversion	(1,676,559)	(14,077,326)

Shares issued upon conversion from other share class(es)	2,723,210	22,894,664

Shares purchased upon conversion into other share class(es)	(1,748,030)	(14,727,166)

Net increase (decrease) in shares outstanding	(701,379)	$(5,909,828)

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Year ended August 31, 2025:

Shares sold	11,228,814	$94,789,548

Shares issued in reinvestment of dividends and distributions	2,968,676	25,059,994

Shares purchased	(15,975,633)	(134,339,620)

Net increase (decrease) in shares outstanding before conversion	(1,778,143)	(14,490,078)

Shares issued upon conversion from other share class(es)	4,225,848	35,626,745

Shares purchased upon conversion into other share class(es)	(2,235,326)	(18,798,279)

Net increase (decrease) in shares outstanding	212,379	$2,338,388

Class C

Year ended August 31, 2026:

Shares sold	1,923,289	$16,208,833

Shares issued in reinvestment of dividends and distributions	791,922	6,651,089

Shares purchased	(2,706,354)	(22,749,441)

Net increase (decrease) in shares outstanding before conversion	8,857	110,481

Shares purchased upon conversion into other share class(es)	(1,736,964)	(14,612,363)

Net increase (decrease) in shares outstanding	(1,728,107)	$(14,501,882)

Year ended August 31, 2025:

Shares sold	3,148,873	$26,578,107

Shares issued in reinvestment of dividends and distributions	953,919	8,051,261

Shares purchased	(3,714,225)	(31,291,884)

Net increase (decrease) in shares outstanding before conversion	388,567	3,337,484

Shares purchased upon conversion into other share class(es)	(2,890,568)	(24,366,732)

Net increase (decrease) in shares outstanding	(2,502,001)	$(21,029,248)

Class Z

Year ended August 31, 2026:

Shares sold	158,690,380	$1,335,669,477

Shares issued in reinvestment of dividends and distributions	28,652,149	240,643,460

Shares purchased	(158,703,044)	(1,333,537,667)

Net increase (decrease) in shares outstanding before conversion	28,639,485	242,775,270

Shares issued upon conversion from other share class(es)	2,028,980	17,090,781

Shares purchased upon conversion into other share class(es)	(1,873,075)	(15,759,726)

Net increase (decrease) in shares outstanding	28,795,390	$244,106,325

Year ended August 31, 2025:

Shares sold	164,210,470	$1,385,096,718

Shares issued in reinvestment of dividends and distributions	28,494,188	240,539,665

Shares purchased	(172,914,467)	(1,452,748,428)

Net increase (decrease) in shares outstanding before conversion	19,790,191	172,887,955

Shares issued upon conversion from other share class(es)	4,984,583	42,001,784

Shares purchased upon conversion into other share class(es)	(3,058,026)	(25,851,196)

Net increase (decrease) in shares outstanding	21,716,748	$189,038,543

Class R6

Year ended August 31, 2026:

Shares sold	13,244,239	$111,468,028

Shares issued in reinvestment of dividends and distributions	3,734,547	31,390,566

Shares purchased	(20,393,516)	(171,487,749)

Net increase (decrease) in shares outstanding before conversion	(3,414,730)	(28,629,155)

Shares issued upon conversion from other share class(es)	840,884	7,098,596

Shares purchased upon conversion into other share class(es)	(235,462)	(1,984,786)

Net increase (decrease) in shares outstanding	(2,809,308)	$(23,515,345)

Year ended August 31, 2025:

Shares sold	20,303,994	$171,463,019

Share Class	Shares	Amount

Shares issued in reinvestment of dividends and distributions	3,748,374	$31,673,383

Shares purchased	(21,583,306)	(181,906,599)

Net increase (decrease) in shares outstanding before conversion	2,469,062	21,229,803

Shares issued upon conversion from other share class(es)	1,474,213	12,503,157

Shares purchased upon conversion into other share class(es)	(2,497,342)	(21,115,479)

Net increase (decrease) in shares outstanding	1,445,933	$12,617,481

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$1,200,000,000	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 25, 2026 will provide a commitment of $1,200,000,000 through September 23, 2027. The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the year ended August 31, 2026.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	High Yield	Short Duration High Yield Income
Covenant-Lite	X	–
Credit	X	X
Debt Obligations	X	X
Derivatives	X	X
Economic and Market Events	X	X
Emerging Markets	X	X
Foreign Securities	X	X
Increase in Expenses	X	X
Interest Rate	X	X
Junk Bonds	X	X
Large Shareholder and Large Scale Redemption	X	X
Liquidity	X	X
Management	X	X
Market Disruption and Geopolitical	X	X
Market	X	X

Notes to Financial Statements (continued)

Covenant-Lite Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, will depend on the ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Appropriate derivatives may not be available in all circumstances for risk management or other purposes for which the Fund seeks to use them. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives can make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will. Legislation passed in the U.S. could cause securities of a foreign issuer to be delisted from U.S. stock exchanges if the issuer does not allow the U.S. government to inspect or investigate the auditing of its financial information. If securities are delisted, the Fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. A Fund may also need to seek other markets in which to transact in such securities, which could increase the Fund’s costs.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines. Additionally, the threat of or actual imposition of tariffs may adversely impact the price of non-U.S. securities.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, fee waivers or expense limitations (if applicable) change, or the Fund incurs more expenses than expected. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) may cause fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by its subadviser. In addition, an economic downturn or period of rising interest rates could adversely affect the market for fixed-income securities and reduce the Fund’s ability to sell such securities at desirable times or prices, which could negatively impact the performance of the Fund.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Notes to Financial Statements (continued)

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including the U.S. and Israeli military operation against Iran, Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests. The risk of such events has meaningfully increased in recent periods due to heightened international tensions stemming from rivalry among the world’s dominant economic and military powers.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.	Recent Accounting Pronouncement and Regulatory Developments

In September 2026, the FASB issued Accounting Standards Update (ASU) 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The ASU requires investment companies to incorporate contractual sale restrictions into the fair value measurement of affected equity securities and disclose the amount of any related valuation discount. The guidance is effective for fiscal years beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact of adopting this guidance on its financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of August 31, 2026.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Investment Portfolios, Inc. 15 and Shareholders of PGIM High Yield Fund and PGIM Short Duration High Yield Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM High Yield Fund and PGIM Short Duration High Yield Income Fund (constituting Prudential Investment Portfolios, Inc. 15, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agents, issuers of privately held securities, brokers and agent banks; when replies were not received from transfer agents, brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

October 22, 2026

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM High Yield Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM High Yield Fund1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Limited (“PGIML”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Credit investment group (“PGIM Credit”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 1 and 9-10, 2026 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2027, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM Credit. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments, PGIML and PGIM Credit, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Credit. The Board noted that PGIML and PGIM Credit are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM

[1]	PGIM High Yield Fund is a series of Prudential Investment Portfolios, Inc. 15.

PGIM High Yield Fund

Approval of Advisory Agreements (continued)

Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Credit, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Credit, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Credit portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIML’s, PGIM Investments’ and PGIM Credit’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Credit. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Credit.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Credit, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Credit under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Credit

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Credit and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments association with the Fund. The Board concluded that the

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potential benefits to be derived by PGIML and PGIM Credit included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Credit were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended August 31, 2025. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one- year period, equaled its benchmark over the ten-year period, and underperformed over the other periods.

●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) limits transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause total annual operating expenses to exceed 0.91% for Class R2 shares and 0.66% for Class R4 shares through December 31, 2026.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM High Yield Fund

Approval of Advisory Agreements

PGIM Short Duration High Yield Income Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Short Duration High Yield Income Fund1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Credit investment group (“PGIM Credit”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 1 and 9-10, 2026 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2027, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML, PGIM, and, where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser and, as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which, through its PGIM Credit unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to the terms of a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Credit, and PGIML. The Board noted that PGIM Credit and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as

[1]	PGIM Short Duration High Yield Income Fund is a series of Prudential Investment Portfolios, Inc. 15.

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PGIM Investments’ role as administrator of the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Credit and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Credit, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Credit’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Credit’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Credit, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Credit, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Credit, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Credit, and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Credit, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Credit, and PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments

PGIM Short Duration High Yield Income Fund

Approval of Advisory Agreements (continued)

included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Credit and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Credit, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three- five-, and ten-year periods ended December 31, 2025.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended August 31, 2025. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the five-year period and underperformed its benchmark index over the other periods.
●

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class A shares, 1.75% for Class C shares, 0.70% for Class R6 shares, and 0.75% for Class Z shares through December 31, 2026.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that it, in light of the above, would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory and sub-subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

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Item 12	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15	– Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16	– Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –  Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –  Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 15

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 22, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	October 22, 2026